                                          As filed pursuant to Rule 497
                                          under the Securities Act of 1933
                                          Registration No.  333-67685




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
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                          VARIABLE ANNUITY ACCOUNT FIVE
                                SUPPLEMENT TO THE
                         SEASONS SELECT VARIABLE ANNUITY
                         PROSPECTUS DATED AUGUST 2, 2004
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               THIS SUPPLEMENT REPLACES ALL PREVIOUS SUPPLEMENTS.

THE DATE OF THE PROSPECTUS HAS BEEN CHANGED TO APRIL 29, 2005.

ALL REFERENCES IN THE PROSPECTUS TO THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION ARE HEREBY CHANGED TO APRIL 29, 2005.

THE FOLLOWING REPLACES THE SECTION ENTITLED "TRANSFERS DURING THE ACCUMULATION PHASE" ON PAGE 15 OF THE PROSPECTUS:

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Account options by telephone or through the Company's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543, otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we follow procedures we have adopted to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is confirmed in good order by us if the request is processed before Market Close. If the transfer request is processed after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $500 per transfer. If less than $500 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

TRANSFER POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of an Underlying Fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund and/or (2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the Underlying Fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading.

We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer request in excess of 15 transfers per contract year must be submitted in writing by United States Postal Service first-class mail ("U.S. Mail") until your next contract anniversary ("Standard U. S. Mail Policy"). We will not accept transfer requests sent by any other medium except U.S. Mail until your next contract anniversary. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts and contracts utilizing third party asset allocation services as described below.

We believe that the Standard U. S. Mail Policy is a sufficient deterrent to Short-Term Trading and we do not conduct any additional routine monitoring. However, we may become aware of transfer patterns among the Variable Portfolios and/or available Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity cannot be controlled by the Standard U.S. Mail Policy, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we also reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right to not accept transfers from a third party acting for you and not to accept preauthorized transfer forms. Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

   (1) the number of transfers made in a defined period;

   (2) the dollar amount of the transfer;

   (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

   (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

   (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or

   (6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations. We cannot guarantee that we will detect and/or deter all Short-Term Trading. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions, which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services performing asset allocation services for a number of contract owners at the same time except for purposes of calculating the number of transfers for the Standard U.S. Mail Policy. A calendar year will be used (instead of a contract year) for these contracts. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks to Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.

THE FOLLOWING REPLACES THE SECTION ENTITLED "PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT" ON PAGE 31 OF THE PROSPECTUS:

Payments in Connection with Distribution of the Contract

Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission only, that may be up to a maximum 8% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually. Generally, the higher the upfront commissions, the lower the trail and vice versa. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.

We may pay broker-dealers support fees in the form of additional cash or non-cash compensation. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the firm's registered representatives about our products, our participation in sales conferences and educational seminars and allowing broker-dealers to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract.

Contract commissions and other support fees may influence the way that a broker-dealer and its registered representatives market the contracts and service customers who purchase the contracts and may influence the broker-dealer and its registered representatives to present this contract over others available in the market place. You should discuss with your broker-dealer and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest.

AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of AIG SunAmerica Life, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

   PAYMENTS WE RECEIVE

In addition to amounts received pursuant to established 12b-1 Plans from the Underlying Funds, we receive compensation from the Trust's investment advisor related to the availability of the Underlying Funds in the contract. Such amounts received from our affiliate, AIG SAAMCo, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management. Furthermore, AIG SAAMCo and/or certain subadvisers may help offset the costs we incur for training to support sales of the Underlying Funds in the contract.

THE FOLLOWING REPLACES THE SECTION ENTITLED "THE GENERAL ACCOUNT" ON PAGE 31 OF THE PROSPECTUS:

The General Account

Money allocated to any Fixed Account options goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

The Company has a support agreement in effect between the Company and its ultimate parent company, American International Group, Inc. ("AIG"), and the Company's insurance policy obligations are guaranteed by American Home Assurance Company, a subsidiary of AIG. See the Statement of Additional Information for more information regarding these arrangements.

THE FOLLOWING REPLACES THE SECTION ENTITLED "LEGAL PROCEEDINGS" ON PAGE 32 OF THE PROSPECTUS:

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion, these matters are not material in relation to the financial position of the Company with the exception of the matter disclosed below.

A purported class action captioned Nitika Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, was filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The action has been transferred to and is currently pending in the United States District Court for the District of Maryland, Case No. 04-md-15863, as part of a Multi-District Litigation proceeding. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.

AIG has announced that it has delayed filing its Annual Report on Form 10-K for the year ended December 31, 2004 to allow AIG's Board of Directors and new management adequate time to complete an extensive review of AIG's books and records. The review includes issues arising from pending investigations into non-traditional insurance products and certain assumed reinsurance transactions by the Office of the Attorney General for the State of New York and the Securities and Exchange Commission and from AIG's decision to review the accounting treatment of certain additional items. Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us. While the outcome of this investigation is not determinable at this time, management believes that the ultimate outcome will not have a material adverse effect on Company operating results, cash flows or financial position.


Date:   April 29, 2005

                Please keep this Supplement with your Prospectus.

                                          As filed pursuant to Rule 497
                                          under the Securities Act of 1933
                                          Registration No.  333-67685







                      STATEMENT OF ADDITIONAL INFORMATION

         FIXED AND VARIABLE GROUP DEFERRED ANNUITY CONTRACTS ISSUED BY

                         VARIABLE ANNUITY ACCOUNT FIVE
                        SEASONS SELECT VARIABLE ANNUITY

                DEPOSITOR: AIG SUNAMERICA LIFE ASSURANCE COMPANY

This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated April 29, 2005, relating to the annuity contracts described above, a copy of which may be obtained without charge by calling 800/445-SUN2 or by written request addressed to:

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 PO. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299

     THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS APRIL 29, 2005.

TABLE OF CONTENTS


Separate Account............................................    3

General Account.............................................    3

Performance Data............................................    4

Annuity Payments............................................    7

Annuity Unit Values.........................................    7

Taxes.......................................................   10

Distribution of Contracts...................................   14

Financial Statements........................................   14

SEPARATE ACCOUNT
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Variable Annuity Account Five was originally established by AIG SunAmerica Life Assurance Company (the "Company") on July 3, 1996 pursuant to the provisions of Arizona law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct.

Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

The separate account is divided into SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES, with the assets of each SELECT PORTFOLIO, FOCUSED PORTFOLIO and STRATEGY invested in the shares of one or more underlying investment portfolios. The Company does not guarantee the investment performance of the separate account, its SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES or the underlying investment portfolios. Values allocated to the separate account and the amount of variable annuity payments will vary with the values of shares of the underlying investment portfolios, and are also reduced by insurance charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying investment portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).

GENERAL ACCOUNT
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The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to fixed and/or
DCA fixed
account options of various available periods offered in connection with the General Account, as elected by the owner purchasing a contract. Assets supporting amounts allocated to a fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                 SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG

The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool. This guarantee is unconditional and irrevocable, and the Company's policyholders have the right to enforce the guarantee directly against American Home.

PERFORMANCE DATA
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From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of Seasons Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

The Separate Account may advertise "total return" data for its SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES as well as for any Cash Management Portfolio. Total return figures are based on historical data and are not intended to indicate future performance. The "total return" for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a contract funded by that SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) The effect of applicable Withdrawal Charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

CASH MANAGEMENT PORTFOLIO


Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                     Base Period Return = (EV-SV-CMF)/(SV)

    where:

        SV = value of one Accumulation Unit at the start of a 7 day period

        EV = value of one Accumulation Unit at the end of the 7 day period

        CMF = an allocated portion of the $35 annual Contract Maintenance Fee, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or STRATEGIES and the general account so that each SELECT PORTFOLIO'S, FOCUSED PORTFOLIO'S and/or STRATEGY's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that SELECT PORTFOLIO, FOCUSED PORTFOLIO and/or STRATEGY. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

                 Current Yield = (Base Period Return) x (365/7)

OTHER PORTFOLIOS

The Portfolios of the separate account compute their performance data as "total return."

TOTAL RETURN FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

Total return for a Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return
(T) is computed so that it satisfies the formula:

                       P (1 + T) TO THE POWER OF n = ERV

    where:

        P = a hypothetical initial payment of $1,000

        T = average annual total return

        n = number of years

        ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year period as of the end of the period (or fractional portion thereof)

ANNUITY PAYMENTS
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INITIAL ANNUITY PAYMENT

The initial annuity payment is determined by taking the contract value, less any premium tax, less any Market Value Adjustment that may apply in the case of a premature annuitization of CERTAIN guarantee amounts, and then applying it to the annuity table specified in the contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

For a fixed annuity, the amount of the second and each subsequent monthly annuity payment is the same as that determined above for the first monthly payment.

The amount of the second and each subsequent monthly variable annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit Value as of the day preceding the date on which each annuity payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR FEATURE

If contract holders elect to begin Income Payments using the Income Protector feature, the Income Benefit Base is determined as described in the prospectus. The initial monthly Income Payment is determined by applying the annuitization factor specifically designated for use in conjunction with the Income Protector feature (either in the Contract or in the Endorsement) to the Income Benefit Base and then dividing by 1,000. The Income Benefit Base must be divided by 1,000 since the annuitization factors included in those tables are based on a set amount per $1,000 of Income Benefit Base. The amount of the second and each subsequent Income Payment is the same as the first monthly payment. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated Joint Annuitant, if any, and the Income Option selected.

ANNUITY UNIT VALUES
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The value of an Annuity Unit is determined independently for each SELECT PORTFOLIO, FOCUSED PORTFOLIO and STRATEGY. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY exceeds 3.5%, variable annuity payments derived from allocations to that SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or STRATEGIES elected, and the amount of each annuity payment will vary accordingly.

For each SELECT PORTFOLIO, FOCUSED PORTFOLIO and/or STRATEGY, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY for a certain month is determined by dividing (a) by (b) where:

(a) is the Accumulation Unit value of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY determined as of the end of that month, and

(b) is the Accumulation Unit value of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY determined as of the end of the preceding month.

The NIF for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY for a given month is a measure of the net investment performance of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change; a NIF greater than 1.000 results from an increase; and a NIF less than 1.000 results from a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of the shares of the underlying investment portfolios in which the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY invests; it is also reduced by separate account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                             NIF = ($11.46/$11.44)

                                 = 1.00174825

ILLUSTRATIVE EXAMPLE

The change in Annuity Unit value for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity payment tables are based. For example, if the net investment rate for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                       1/[(1.035) /\ (1/12)] = 0.99713732

In the example given above, if the Annuity Unit value for the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The Net Investment Factor (NIF) measures the performance of the funds that are the basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF)/(1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's Account Value is equal to 7543.2456 x $15.432655 = $116,412.31).
Assume also that the Annuity Unit value for the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity payment date is $13.327695.

P's first variable annuity payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity payments for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $630.95/$13.256932 = 47.593968

P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

               Second Payment = 47.593968 x $13.327695 = $634.32

The third and subsequent variable annuity payments are computed in a manner similar to the second variable annuity payment.

Note that the amount of the first variable annuity payment depends on the contract value in the relevant SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY on the Annuity Date and thus reflects the investment performance of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY). The net investment performance of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.

--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------

General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a) or 403(a) or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2005 is $14,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $4,000 in 2005 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2005 may not exceed the lessor of $42,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2005 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2005. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2005 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2005. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

DISTRIBUTION OF CONTRACTS
--------------------------------------------------------------------------------

The contracts are offered through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, are included in this Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the fixed account options.

The financial statements of Variable Annuity Account Five at April 30, 2004, and for each of the two years in the period ended April 30, 2004, are also included in this Statement of Additional Information.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The financial statements referred to above have been so included or incorporated by reference in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS



                                                                        Page
                                                                      Number(s)
                                                                      ---------
Report of Independent Registered Public Accounting Firm                  F-2

Consolidated Balance Sheet - December 31, 2004 and
December 31, 2003                                                    F-3 to F-4

Consolidated Statement of Income and Comprehensive
Income - Years Ended December 31, 2004, 2003 and 2002                F-5 to F-6

Consolidated Statement of Cash Flows - Years Ended
December 31, 2004, 2003 and 2002                                     F-7 to F-8

Notes to Consolidated Financial Statements                           F-9 to F-38

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:


In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows, in all material respects, the financial position of AIG SunAmerica Life Assurance Company (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.



PricewaterhouseCoopers LLP
Los Angeles, California
April 15, 2005

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET


                                                                December 31,   December 31,
                                                                    2004           2003
                                                                -----------    -----------

                                                                      (in thousands)
ASSETS

Investments and cash:
  Cash and short-term investments                               $   201,117    $   133,105
  Bonds, notes and redeemable preferred stocks available for sale, at fair value (amortized cost: December 31, 2004,
    $5,007,868; December 31, 2003, $5,351,183)                    5,161,027      5,505,800
  Mortgage loans                                                    624,179        716,846
  Policy loans                                                      185,958        200,232
  Mutual funds                                                        6,131         21,159
  Common stocks available for sale, at fair value (cost:
    December 31, 2004, $4,876; December 31, 2003, $635)               4,902            727
  Real estate                                                        20,091         22,166
  Securities lending collateral                                     883,792        514,145
  Other invested assets                                              38,789         10,453
                                                                -----------    -----------

  Total investments and cash                                      7,125,986      7,124,633

Variable annuity assets held in separate accounts                22,612,451     19,178,796
Accrued investment income                                            73,769         74,647
Deferred acquisition costs                                        1,349,089      1,268,621
Other deferred expenses                                             257,781        236,707
Income taxes currently receivable from Parent                         9,945         15,455
Receivable from brokers for sales of securities                         161             --
Goodwill                                                             14,038         14,038
Other assets                                                         52,795         58,830
                                                                -----------    -----------

TOTAL ASSETS                                                    $31,496,015    $27,971,727
                                                                ===========    ===========




          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)

                                                               December 31,   December 31,
                                                                   2004           2003
                                                               -----------    -----------

                                                                     (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
  Reserves for fixed annuity and fixed accounts of variable
    annuity contracts                                          $ 3,948,158    $ 4,274,329
  Reserves for universal life insurance contracts                1,535,905      1,609,233
  Reserves for guaranteed investment contracts                     215,331        218,032
  Reserves for guaranteed benefits                                  76,949         12,022
  Securities lending payable                                       883,792        514,145
  Due to affiliates                                                 21,655         19,289
  Payable to brokers                                                    --          1,140
  Other liabilities                                                190,198        247,435
                                                               -----------    -----------

  Total reserves, payables and accrued liabilities               6,871,988      6,895,625

Variable annuity liabilities related to separate accounts       22,612,451     19,178,796

Subordinated notes payable to affiliates                                --         40,960

Deferred income taxes                                              257,532        242,556
                                                               -----------    -----------

Total liabilities                                               29,741,971     26,357,937
                                                               -----------    -----------

Shareholder's equity:
  Common stock                                                       3,511          3,511
  Additional paid-in capital                                       758,346        709,246
  Retained earnings                                                919,612        828,423
  Accumulated other comprehensive income                            72,575         72,610
                                                               -----------    -----------

  Total shareholder's equity                                     1,754,044      1,613,790
                                                               -----------    -----------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                     $31,496,015    $27,971,727
                                                               ===========    ===========




          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                                 Years Ended December 31,
                                                          -------------------------------------
                                                             2004          2003          2002
                                                          ---------     ---------     ---------

                                                                      (in thousands)
REVENUES:
  Fee income:
    Variable annuity policy fees, net of reinsurance      $ 369,141     $ 281,359     $ 286,919
    Asset management fees                                    89,569        66,663        66,423
    Universal life insurance fees, net of reinsurance        33,899        35,816        36,253
    Surrender charges                                        26,219        27,733        32,507
    Other fees                                               15,753        15,520        21,900
                                                          ---------     ---------     ---------
      Total fee income                                      534,581       427,091       444,002

Investment income                                           363,594       402,923       387,355
Net realized investment losses                              (23,807)      (30,354)      (65,811)
                                                          ---------     ---------     ---------


Total revenues                                              874,368       799,660       765,546
                                                          ---------     ---------     ---------

BENEFITS AND EXPENSES:

Interest expense:
  Fixed annuity and fixed accounts of variable annuity
    contracts                                               140,889       153,636       142,973
  Universal life insurance contracts                         73,745        76,415        80,021
  Guaranteed investment contracts                             6,034         7,534        11,267
  Subordinated notes payable to affiliates                    2,081         2,628         3,868
                                                          ---------     ---------     ---------
Total interest expense                                      222,749       240,213       238,129
Amortization of bonus interest                               10,357        19,776        16,277
General and administrative expenses                         131,612       119,093       115,210
Amortization of deferred acquisition costs and
  other deferred expenses                                   157,650       160,106       222,484
Annual commissions                                           64,323        55,661        58,389
Claims on universal life contracts, net of reinsurance
  recoveries                                                 17,420        17,766        15,716
Guaranteed minimum death benefits,
  net of reinsurance recoveries                              58,756        63,268        67,492
                                                          ---------     ---------     ---------

Total benefits and expenses                                 662,867       675,883       733,697
                                                          ---------     ---------     ---------

PRETAX INCOME BEFORE CUMULATIVE
  EFFECT OF ACCOUNTING CHANGE                               211,501       123,777        31,849

Income tax expense                                            6,410        30,247           160
                                                          ---------     ---------     ---------

NET INCOME BEFORE CUMULATIVE
  EFFECT OF ACCOUNTING CHANGE                               205,091        93,530        31,689

Cumulative effect of accounting change, net of tax          (62,589)           --            --
                                                          ---------     ---------     ---------

NET INCOME                                                $ 142,502     $  93,530     $  31,689
                                                          ---------     ---------     ---------

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                                              Years Ended December 31,
                                                       -------------------------------------
                                                          2004          2003          2002
                                                       ---------     ---------     ---------

                                                                   (in thousands)
OTHER COMPREHENSIVE INCOME (LOSS),
  NET OF TAX:
  Net unrealized gains (losses) on debt and equity
    securities available for sale identified in the
    current period less related amortization of
    deferred acquisition costs and other deferred
    expenses                                           $ (20,487)    $  67,125     $  20,358
  Less reclassification adjustment for net realized
    losses included in net income                         19,263        19,194        52,285

  Net unrealized gains (losses) on foreign currency        1,170            --            --

  Change related to cash flow hedges                          --            --        (2,218)

  Income tax (benefit) expense                                19       (30,213)      (24,649)
                                                       ---------     ---------     ---------

OTHER COMPREHENSIVE INCOME (LOSS)                            (35)       56,106        45,776
                                                       ---------     ---------     ---------

COMPREHENSIVE INCOME                                   $ 142,467     $ 149,636     $  77,465
                                                       =========     =========     =========




          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                      Years Ended December 31,
                                                            -------------------------------------------
                                                                2004            2003            2002
                                                            -----------     -----------     -----------

                                                                           (in thousands)
CASH FLOW FROM OPERATING ACTIVITIES:
Net income                                                  $   142,502     $    93,530     $    31,689
Adjustments to reconcile net income to net cash provided
  by operating activities:
  Cumulative effect of accounting change, net of tax             62,589              --              --
  Interest credited to:
    Fixed annuity and fixed accounts of variable
    annuity contracts                                           140,889         153,636         142,973
    Universal life insurance contracts                           73,745          76,415          80,021
    Guaranteed investment contracts                               6,034           7,534          11,267
  Net realized investment losses                                 23,807          30,354          65,811
  Accretion of net discounts on investments                      (1,277)         (9,378)         (2,412)
  Loss on other invested assets                                     572           2,859           3,932
  Amortization of deferred acquisition costs and other
    expenses                                                    168,007         179,882         238,761
  Acquisition costs deferred                                   (246,033)       (212,251)       (204,833)
  Other expenses deferred                                       (62,906)        (70,158)        (77,602)
  Depreciation of fixed assets                                    1,619           1,718             860
  Provision for deferred income taxes                            49,337        (129,591)        106,044
  Change in:
    Accrued investment income                                       878             679          13,907
    Other assets                                                  4,416         (12,349)          4,736
    Income taxes currently payable to/receivable from
      Parent                                                       5157         148,898         (43,629)
    Due from/to affiliates                                        2,366         (36,841)         (7,743)
    Other liabilities                                             7,485          10,697          (7,143)
  Other, net                                                      2,284          14,885          10,877
                                                            -----------     -----------     -----------

NET CASH PROVIDED BY OPERATING
  ACTIVITIES                                                    381,471         250,519         367,516
                                                            -----------     -----------     -----------

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
  Bonds, notes and redeemable preferred stocks                 (964,705)     (2,078,310)     (2,403,362)
  Mortgage loans                                                (31,502)        (44,247)       (128,764)
  Other investments, excluding short-term investments           (33,235)        (20,266)        (65,184)
Sales of:
  Bonds, notes and redeemable preferred stocks                  383,695       1,190,299         849,022
  Other investments, excluding short-term investments            22,283          12,835             825
Redemptions and maturities of:
  Bonds, notes and redeemable preferred stocks                  898,682         994,014         615,798
  Mortgage loans                                                125,475          67,506          82,825
  Other investments, excluding short-term investments            10,915          72,970         114,347
                                                            -----------     -----------     -----------
NET CASH PROVIDED BY (USED IN) INVESTING
  ACTIVITIES                                                $   411,608     $   194,801     $  (934,493)
                                                            -----------     -----------     -----------


          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                               Years Ended December 31,
                                                     -------------------------------------------
                                                         2004            2003            2002
                                                     -----------     -----------     -----------

                                                                    (in thousands)
CASH FLOW FROM FINANCING ACTIVITIES:
Deposits received on:
  Fixed annuity and fixed accounts of variable
    annuity contracts                                $ 1,360,319     $ 1,553,000     $ 1,731,597
  Universal life insurance contracts                      45,183          45,657          49,402
Net exchanges from the fixed accounts of variable
  annuity contracts                                   (1,332,240)     (1,108,030)       (503,221)
Withdrawal payments on:
  Fixed annuity and fixed accounts of variable
    annuity contracts                                   (458,052)       (464,332)       (529,466)
  Universal life insurance contracts                     (69,185)        (61,039)        (68,444)
  Guaranteed investment contracts                         (8,614)       (148,719)       (135,084)
Claims and annuity payments, net of
  reinsurance, on:
  Fixed annuity and fixed accounts of variable
    annuity contracts                                   (108,691)       (109,412)        (98,570)
  Universal life insurance contracts                    (105,489)       (111,380)       (100,995)
Net receipt from (repayments of) other short-term
  financings                                             (41,060)         14,000              --
Net payment related to a modified coinsurance
  transaction                                             (4,738)        (26,655)        (30,282)
Capital contribution received from Parent                     --              --         200,000
Dividends paid to Parent                                  (2,500)        (12,187)        (10,000)
                                                     -----------     -----------     -----------

NET CASH (USED IN) PROVIDED BY
  FINANCING ACTIVITIES                                  (725,067)       (429,097)        504,937
                                                     -----------     -----------     -----------

NET INCREASE (DECREASE) IN CASH AND
  SHORT-TERM INVESTMENTS                                  68,012          16,223         (62,040)

CASH AND SHORT-TERM INVESTMENTS AT
  BEGINNING OF PERIOD                                    133,105         116,882         178,922
                                                     -----------     -----------     -----------

CASH AND SHORT-TERM INVESTMENTS AT
  END OF PERIOD                                      $   201,117     $   133,105     $   116,882
                                                     ===========     ===========     ===========


SUPPLEMENTAL CASH FLOW FORMATION:

Interest paid on indebtedness                        $     2,081     $     2,628     $     3,868
                                                     ===========     ===========     ===========

Net income taxes (received) paid to Parent           $   (47,749)    $    10,989     $     5,856
                                                     ===========     ===========     ===========




          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.    BASIS OF PRESENTATION

      AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company) (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS") (formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products.

      The Company changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company until February 28, 2003, at which time it began doing business under its new name.

      Effective January 1, 2004, the Parent contributed to the Company 100% of the outstanding capital stock of its consolidated subsidiary, AIG SunAmerica Asset Management Corp. ("SAAMCo") (formerly SunAmerica Asset Management Corp.) which in turn has two wholly owned subsidiaries: AIG SunAmerica Capital Services, Inc. ("SACS") (formerly SunAmerica Capital Services, Inc.) and AIG SunAmerica Fund Services, Inc. ("SFS") (formerly SunAmerica Fund Services, Inc.). Pursuant to this contribution, SAAMCo became a direct wholly owned subsidiary of the Company. Assets, liabilities and shareholder's equity at December 31, 2003 were restated to include $190,605,000, $39,952,000 and $150,653,000, respectively, of
      SAAMCo balances. Similarly, the results of operations and cash flows for the years ended December 31, 2003 and 2002 have been restated for the addition and subtraction to pretax income of $16,345,000 and $4,464,000 to reflect the SAAMCo activity. Prior to this capital contribution to the Company, SAAMCo distributed certain investments with a tax effect of $49,100,000 which was indemnified by its then parent, SALIC. See Note 10 of the Notes to Consolidated Financial Statements.

      SAAMCo and its wholly owned distributor, SACS, and its wholly owned servicing administrator, SFS, are included in the Company's asset management segment (see Note 13). These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, managing certain subaccounts offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios.

      The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

      Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 24.8% of deposits in the year ended December 31, 2004, 14.6% of deposits in the year ended December 31, 2003 and 11.9% of deposits in the year ended December 31, 2002. No other independent selling organization was responsible for 10% or more of deposits for any such period. One

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1.    BASIS OF PRESENTATION (Continued)

      independent selling organization in the asset management operations represented 16.0% of deposits in the year ended December 31, 2004 and 10.8% of deposits in the year ended December 31, 2003. No other independent selling organization was responsible for 10% or more of deposits for any such period.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates. Certain prior period items have been reclassified to conform to the current period's presentation.

      INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

      Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of deferred acquisition costs, deferred other expenses and income tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes, redeemable preferred stocks and common stocks are reduced to estimated net fair value when declines in such values are considered to be other than temporary. Estimates of net fair value are subjective and actual realization will be dependent upon future events.

      Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Mutual funds consist of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at market value. Real estate is carried at the lower of cost or net realizable value.

      Securities lending collateral consist of securities provided as collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The fair value of securities pledged under the securities lending agreement were $862,481,000 and $502,885,000 as of December 31, 2004 and 2003, respectively, and represents securities included in bonds, notes and redeemable preferred stocks available for sale caption in the consolidated balance sheet as of December 31, 2004 and 2003, respectively. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income.

      Other invested assets consist principally of investments in limited partnerships and put options on the S&P 500 index purchased to partially offset the risk of Guaranteed Minimum Account Value ("GMAV") benefits and Guaranteed Minimum Withdrawal ("GMWB") benefits (see Note 7). Limited partnerships are carried at cost. The put options do not qualify for hedge accounting and accordingly are marked to market and changes in market value are recorded through investment income.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

      The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or "other than temporary". If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is "other than temporary", the Company writes down the carrying value of the investment and records a realized loss in the consolidated statement of income and comprehensive income. Impairments writedowns totaled $21,050,000, $54,092,000 and $57,273,000 in the years ending December 31,
      2004, 2003 and 2002.

      DERIVATIVE FINANCIAL INSTRUMENTS: Derivative financial instruments primarily used by the Company include interest rate swap agreements and put options on the S&P 500 index entered into to partially offset the risk of certain guarantees of annuity contract values. The Company is neither a dealer nor a trader in derivative financial instruments.

      The Company recognizes all derivatives in the consolidated balance sheet at fair value. Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For cash flow hedges, to the extent the hedge is effective, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized as component of accumulated other comprehensive income in shareholder's equity.

      Any ineffective portion of cash flow hedges is reported in investment income. On the date a derivative contract is entered into, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as fair value or cash flow hedges to specific assets and liabilities on the balance sheet.

      Interest rate swap agreements convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa, and hedge against the risk of declining rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges. The difference between amounts paid and received on swap agreements is recorded as an adjustment to investment income or interest expense, as appropriate, on an accrual basis over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or other assets.

      The Company issues certain variable annuity products that offer an optional GMAV and GMWB living benefit. If elected by the contract holder at the time of contract issuance, the GMAV feature guarantees that the account value under the contract will equal or exceed the amount of the initial principal invested, adjusted for withdrawals, at the end of a ten-year waiting period. If elected by the contract holder at the time of contract issuance, the GMWB feature guarantees an annual withdrawal stream, regardless of market performance, equal to deposits invested during the first ninety days, adjusted for any subsequent withdrawals. There is a separate charge to the contract holder for these features. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV and GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities"("FAS 133"), the GMAV and GMWB benefits are considered embedded derivatives that are bifurcated and marked to market and recorded in other liabilities in the consolidated balance sheet. Changes in the market value of the estimated GMAV and GMWB benefits are recorded through investment income.

      Deferred Acquisition Costs ("DAC"): Policy acquisition costs are deferred and amortized over the estimated lives of the annuity and universal life insurance contracts. Policy acquisition costs include commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

      DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying contracts. EGPs are computed based on assumptions related to the underlying contracts, including their anticipated duration, the growth rate of the separate account assets (with respect to variable options of the variable annuity contracts) or general account assets (with respect to fixed options of variable annuity contracts ("Fixed Options") and universal life insurance contracts) supporting the annuity obligations, costs of providing for contract guarantees and the level of expenses necessary to maintain the contracts. The Company adjusts amortization of DAC and other deferred expenses (a "DAC unlocking") when estimates of future gross profits to be realized from its annuity contracts are revised.

      The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity contracts is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology that allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

      As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity.

      The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to amortization expense on the consolidated statement of income and comprehensive income.

      OTHER DEFERRED EXPENSES: The annuity operations currently offers enhanced crediting rates or bonus payments to contract holders on certain of its products. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. The Company previously deferred these expenses as part of DAC and reported the amortization of such amounts as part of DAC amortization. Upon implementation of Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"), the Company reclassified $155,695,000 of these expenses from DAC to other deferred expenses, which is reported on the consolidated balance

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      sheet. The prior period consolidated balance sheet and consolidated statements of income and comprehensive income presentation has been reclassified to conform to the new presentation. See Recently Issued Accounting Standards below.

      The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

      The Company reviews the carrying value of other deferred expenses on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned, credited rates, persistency, withdrawal rates, rates of market return and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

      VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in variable annuity policy fees in the consolidated statement of income and comprehensive income.

      GOODWILL: Goodwill amounted to $14,038,000 (net of accumulated amortization of $18,838,000) at December 31, 2004 and 2003. In accordance with Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of the impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2004 and 2003, and has determined that no impairment provision is necessary.

      RESERVES FOR FIXED ANNUITY CONTRACTS, FIXED ACCOUNTS OF VARIABLE ANNUITY CONTRACTS, UNIVERSAL LIFE INSURANCE CONTRACTS AND GICs: Reserves for fixed annuity, Fixed Options, universal life insurance and GIC contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly to contract holders' liabilities upon receipt.

      RESERVES FOR GUARANTEED BENEFITS: Reserves for guaranteed minimum death benefits ("GMDB"), earnings enhancement benefit and guaranteed minimum income benefits are accounted for in accordance with SOP 03-1. See Recently Issued Accounting Standards below.

      FEE INCOME: Fee income includes variable annuity policy fees, asset management fees, universal life insurance fees, commissions and surrender charges. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and certain variable annuity portfolios by SAAMCo. Universal life insurance policy fees consist of mortality charges,

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned with net retained commissions are recognized as income on a trade date basis.

      INCOME TAXES: Prior to the 2004, the Company was included in a consolidated federal income tax return with its Parent. Also, prior to 2004, SAAMCO, SFS and SACS were included in a separate consolidated federal income tax return with their Parent, Saamsun Holdings Corporation. Beginning in 2004, all of these companies are included in the consolidated federal income tax return of their ultimate parent, AIG. Income taxes have been calculated as if each entity files a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      RECENTLY ISSUED ACCOUNTING STANDARDS: In July 2003, the American Institute of Certified Public Accountants issued SOP 03-1. This statement was effective as of January 1, 2004, and requires the Company to recognize a liability for GMDB and certain living benefits related to its variable annuity contracts, account for enhanced crediting rates or bonus payments to contract holders and modifies certain disclosures and financial statement presentations for these products. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts and the capitalization and amortization of certain other expenses. The Company reported for the first quarter of 2004 a one-time cumulative accounting charge upon adoption of $62,589,000 ($96,291,000 pre-tax) to reflect the liability and the related impact of DAC and reinsurance as of January 1, 2004.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS

            The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                                  Amortized           Estimated
                                                     Cost             Fair Value
                                                  ----------          ----------

                                                          (in thousands)
      AT DECEMBER 31, 2004:

      U.S. government securities                  $   28,443          $   30,300
      Mortgage-backed securities                     926,274             956,567
      Securities of public utilities                 321,381             332,038
      Corporate bonds and notes                    2,797,943           2,902,829
      Redeemable preferred stocks                     20,140              21,550
      Other debt securities                          913,687             917,743
                                                  ----------          ----------

        Total                                     $5,007,868          $5,161,027
                                                  ==========          ==========


                                                  Amortized           Estimated
                                                     Cost             Fair Value
                                                  ----------          ----------

                                                          (in thousands)
      AT DECEMBER 31, 2003:

      U.S. government securities                  $   22,393          $   24,292
      Mortgage-backed securities                   1,148,452           1,191,817
      Securities of public utilities                 352,998             365,150
      Corporate bonds and notes                    2,590,254           2,697,142
      Redeemable preferred stocks                     21,515              22,175
      Other debt securities                        1,215,571           1,205,224
                                                  ----------          ----------

        Total                                     $5,351,183          $5,505,800
                                                  ==========          ==========

      At December 31, 2004, bonds, notes and redeemable preferred stocks included $386,426,000 that were not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 10 industries with 19%, 16%, 16% and 10% concentrated in telecommunications, utilities, financial institutions and noncyclical consumer products industries, respectively. No other industry concentration constituted more than 10% of these assets.

      At December 31, 2004, mortgage loans were collateralized by properties located in 30 states, with loans totaling approximately 27%, 11% and 10% of the aggregate carrying value of the portfolio secured by properties located in California, Michigan and Massachusetts, respectively. No more than 10% of the portfolio was secured by properties in any other single state.

      At December 31, 2004, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $40,051,000 of bonds.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

      As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements to match assets more closely to liabilities. Interest rate swap agreements exchange interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) with a counterparty, based on an underlying principal balance (notional principal) to hedge against interest rate changes.

      The Company typically utilizes swap agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments.

      At December 31, 2004, $10,505,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

      At December 31, 2004, no investments in any one entity or its affiliates exceeded 10% of the Company's shareholder's equity.

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2004, follow:

                                                    Amortized        Estimated
                                                       Cost          Fair Value
                                                    ----------       ----------

                                                           (in thousands)

      Due in one year or less                       $  278,939       $  281,954
      Due after one year through five years          2,076,145        2,138,574
      Due after five years through ten years         1,299,345        1,339,499
      Due after ten years                              427,165          444,433
      Mortgage-backed securities                       926,274          956,567
                                                    ----------       ----------

        Total                                       $5,007,868       $5,161,027
                                                    ==========       ==========

      Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

      Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                       Gross            Gross
                                                    Unrealized       Unrealized
                                                       Gains           Losses
                                                    ----------       ----------

                                                           (in thousands)

      AT DECEMBER 31, 2004:

      U.S. government securities                    $    1,857       $       --
      Mortgage-backed securities                        32,678           (2,385)
      Securities of public utilities                    11,418             (761)
      Corporate bonds and notes                        118,069          (13,183)
      Redeemable preferred stocks                        1,410               --
      Other debt securities                             14,871          (10,815)
                                                    ----------       ----------

        Total                                       $  180,303       $  (27,144)
                                                    ==========       ==========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

                                                       Gross            Gross
                                                    Unrealized       Unrealized
                                                       Gains           Losses
                                                    ----------       ----------

                                                           (in thousands)

      AT DECEMBER 31, 2003:

      U.S. government securities                    $    1,898       $       --
      Mortgage-backed securities                        46,346           (2,980)
      Securities of public utilities                    13,467           (1,315)
      Corporate bonds and notes                        127,996          (21,108)
      Redeemable preferred stocks                          660               --
      Other debt securities                             24,366          (34,713)
                                                    ----------       ----------

        Total                                       $  214,733       $  (60,116)
                                                    ==========       ==========

      Gross unrealized gains on equity securities aggregated $26,000 at December 31, 2004 and $112,000 at December 31, 2003. There were no unrealized losses on equity securities at December 31, 2004 and gross unrealized losses on equity securities aggregated $20,000 at December 31, 2003.

      The following tables summarize the Company's gross unrealized losses and estimated fair values on investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2004 and 2003 (dollars in thousands).

                                   Less than 12 Months                   12 Months or More                        Total
                           -----------------------------------  -----------------------------------  -------------------------------
                                       Unrealized                           Unrealized                           Unrealized
    December 31, 2004      Fair Value     Loss         Items    Fair Value     Loss         Items    Fair Value     Loss      Items
                           ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------   ------
    Mortgage-backed
      securities           $  125,589  $   (1,282)          23  $   40,275  $   (1,103)           9  $  165,864  $   (2,385)      32
    Securities of public
      utilities                46,249        (761)           9           0           0            0      46,249        (761)       9
    Corporate bonds
      and notes               487,923      (7,418)          86      87,194      (5,765)          15     575,117     (13,183)     101
    Other debt securities     207,378      (4,062)          36      79,782      (6,753)          12     287,160     (10,815)      48
                           ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------   ------
      Total                $  867,139  $  (13,523)         154  $  207,251  $  (13,621)          36  $1,074,390  $  (27,144)     190
                           ==========  ==========   ==========  ==========  ==========   ==========  ==========  ==========   ======

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

                                   Less than 12 Months                   12 Months or More                        Total
                           -----------------------------------  -----------------------------------  -------------------------------
                                       Unrealized                           Unrealized                           Unrealized
    December 31, 2003      Fair Value     Loss         Items    Fair Value     Loss         Items    Fair Value     Loss      Items
                           ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------   ------
    Mortgage-backed
      securities           $  180,559  $   (2,882)          49  $   13,080  $      (98)           6  $  193,639  $   (2,980)      55
    Securities of public
      utilities                67,626      (1,315)           8          --          --           --      67,626      (1,315)       8
    Corporate bonds
      and notes               276,373     (17,086)          54      30,383      (4,022)           5     306,756     (21,108)      59
    Other debt securities     302,230     (33,951)          54      41,523        (762)           5     343,753     (34,713)      59
                           ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------   ------
      Total                $  826,788  $  (55,234)         165  $   84,986  $   (4,882)          16  $  911,774  $  (60,116)     181
                           ==========  ==========   ==========  ==========  ==========   ==========  ==========  ==========   ======

      Realized investment gains and losses on sales of investments are as follows:

                                                Years ended December 31,
                                        ----------------------------------------
                                          2004            2003            2002
                                        --------        --------        --------

                                                     (in thousands)
      BONDS, NOTES AND REDEEMABLE
        PREFERRED STOCKS:
        Realized gains                  $ 12,240        $ 30,896        $ 25,013
        Realized losses                  (12,623)        (11,818)        (32,865)

      COMMON STOCKS:
        Realized gains                         5             561              --
        Realized losses                     (247)           (117)           (169)

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

      The sources and related amounts of investment income are as follows:

                                                                   Years ended December 31,
                                                         -------------------------------------------
                                                            2004             2003             2002
                                                         ---------        ---------        ---------

                                                                        (in thousands)

      Short-term investments                             $   2,483        $   1,363        $   5,447
      Bonds, notes and redeemable preferred stocks         293,258          321,493          305,480
      Mortgage loans                                        50,825           53,951           55,417
      Partnerships                                             417             (478)          12,344
      Policy loans                                          17,130           15,925           18,796
      Real estate                                             (202)            (331)            (276)
      Other invested assets                                  2,149           13,308           (7,496)
      Less: investment expenses                             (2,466)          (2,308)          (2,357)
                                                         ---------        ---------        ---------

      Total investment income                            $ 363,594        $ 402,923        $ 387,355
                                                         =========        =========        =========


      Investment income was attributable to the following products:

                                                                   Years ended December 31,
                                                         -------------------------------------------
                                                            2004             2003             2002
                                                         ---------        ---------        ---------

                                                                        (in thousands)

      Fixed annuity contracts                            $  34,135        $  37,762        $  41,856
      Variable annuity contracts                           222,660          239,863          201,766
      Guaranteed investment contracts                       13,191           20,660           28,056
      Universal life insurance contracts                    92,645          100,019          105,878
      Asset management                                         963            4,619            9,799
                                                         ---------        ---------        ---------
      Total                                              $ 363,594        $ 402,923        $ 387,355
                                                         =========        =========        =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized non-financial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

      The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the fair value is estimated with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible is used to estimate the fair value of those securities.

      MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

      POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

      MUTUAL FUNDS: Fair value is considered to be the market value of the underlying securities.

      COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

      PARTNERSHIPS: Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.

      VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

      RESERVES FOR FIXED ANNUITY AND FIXED ACCOUNTS OF VARIABLE ANNUITY
      CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

      RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

      SECURITIES LENDING COLLATERAL/PAYABLE: Carrying value is considered to be a reasonable estimate of fair value.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

      SUBORDINATED NOTES TO/FROM AFFILIATES: Fair value is estimated based on the quoted market prices for similar issues.

      The estimated fair values of the Company's financial instruments at December 31, 2004 and 2003 compared with their respective carrying values, are as follows:

                                                                         Carrying            Fair
                                                                           Value             Value
                                                                        -----------       -----------

                                                                               (in thousands)
      DECEMBER 31, 2004:

      ASSETS:
        Cash and short-term investments                                 $   201,117       $   201,117
        Bonds, notes and redeemable preferred stocks                      5,161,027         5,161,027
        Mortgage loans                                                      624,179           657,828
        Policy loans                                                        185,958           185,958
        Mutual funds                                                          6,131             6,131
        Common stocks                                                         4,902             4,902
        Partnerships                                                          1,084             1,084
        Securities lending collateral                                       883,792           883,792
        Put options hedging guaranteed benefits                              37,705            37,705
        Variable annuity assets held in separate accounts                22,612,451        22,612,451

      LIABILITIES:
        Reserves for fixed annuity and fixed accounts of variable
          annuity contracts                                             $ 3,948,158       $ 3,943,265
        Reserves for guaranteed investment contracts                        215,331           219,230
        Securities lending payable                                          883,792           883,792
        Variable annuity liabilities related to separate accounts        22,612,451        22,612,451

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                                         Carrying            Fair
                                                                           Value             Value
                                                                        -----------       -----------

                                                                               (in thousands)
      DECEMBER 31, 2003:

      ASSETS:
        Cash and short-term investments                                 $   133,105       $   133,105
        Bonds, notes and redeemable preferred stocks                      5,505,800         5,505,800
        Mortgage loans                                                      716,846           774,758
        Policy loans                                                        200,232           200,232
        Mutual funds                                                         21,159            21,159
        Common stocks                                                           727               727
        Partnerships                                                          1,312             1,685
        Securities lending collateral                                       514,145           514,145
        Put options hedging guaranteed benefits                               9,141             9,141
        Variable annuity assets held in separate accounts                19,178,796        19,178,796

      LIABILITIES:
        Reserves for fixed annuity and fixed accounts of variable
          annuity contracts                                             $ 4,274,329       $ 4,225,329
        Reserves for guaranteed investment contracts                        218,032           223,553
        Securities lending payable                                          514,145           514,145
        Variable annuity liabilities related to separate accounts        19,178,796        19,178,796
        Subordinated note payable to affiliate                               40,960            40,960

5.    DEFERRED ACQUISITION COSTS

      The following table summarizes the activity in deferred acquisition costs:

                                                                     Years Ended December 31,
                                                                  ------------------------------
                                                                      2004               2003
                                                                  -----------        -----------

                                                                          (in thousands)

      Balance at beginning of year                                $ 1,268,621        $ 1,224,101
      Acquisition costs deferred                                      246,033            212,250
      Effect of net unrealized gains (losses) on securities               267            (30,600)
      Amortization charged to income                                 (126,142)          (137,130)
      Cumulative effect of SOP 03-1                                   (39,690)                --
                                                                  -----------        -----------

      Balance at end of year                                      $ 1,349,089        $ 1,268,621
                                                                  ===========        ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6.    OTHER DEFERRED EXPENSES

      The annuity operations defer enhanced crediting rates or bonus payments to contract holders on certain of its products ("Bonus Payments"). The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature. The following table summarizes the activity in these deferred expenses:

                                                                    Bonus         Distribution
                                                                   Payments          Costs            Total
                                                                  ---------        ---------        ---------

                                                                                 (in thousands)
      YEAR ENDED DECEMBER 31, 2004

      Balance at beginning of year                                $ 155,695        $  81,011        $ 236,707
      Expenses deferred                                              36,732           26,175           62,906
      Effect of net unrealized gains (losses) on securities              33               --               33
      Amortization charged in income                                (10,357)         (31,508)         (41,865)
                                                                  ---------        ---------        ---------

      Balance at end of year                                      $ 182,103        $  75,678        $ 257,781
                                                                  =========        =========        =========


      YEAR ENDED DECEMBER 31, 2003

      Balance at beginning of year                                $ 140,647        $  72,053        $ 212,700
      Expenses deferred                                              38,224           31,934           70,159
      Effect of net unrealized gains (losses) on securities          (3,400)              --           (3,400)
      Amortization charged in income                                (19,776)         (22,976)         (42,752)
                                                                  ---------        ---------        ---------

      Balance at end of year                                      $ 155,695        $  81,011        $ 236,707
                                                                  =========        =========        =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    GUARANTEED BENEFITS

      The Company issues variable annuity contracts for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the Fixed Options. For many of the Company's variable annuity contracts, the Company offers contractual guarantees in the event of death, at specified dates during the accumulation period, upon certain withdrawals or at annuitization. Such benefits are referred to as GMDB, GMAV, GMWB and guaranteed minimum income benefits ("GMIB"), respectively. The Company also issues certain variable annuity products that offer an optional earnings enhancement benefit ("EEB") feature that provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums.

      The assets supporting the variable portion of variable annuity contracts are carried at fair value and reported as summary total "variable annuity assets held in separate accounts" with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity policy fees, net of reinsurance, in the consolidated statement of income and comprehensive income. Changes in liabilities for minimum guarantees are included in guaranteed benefits, net of reinsurance, in the consolidated statement of income and comprehensive income. Separate account net investment income, net investment gains and losses and the related liability charges are offset within the same line item in the consolidated statement of income and comprehensive income.

      The Company offers GMDB options that guarantee for virtually all contract holders, that upon death, the contract holder's beneficiary will receive the greater of (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product and election by policy owner. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

      EEB is a feature the Company offers on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

      If available and elected by the contract holder, GMIB provides a minimum fixed annuity payment guarantee after a seven, nine or ten-year waiting period. As there is a waiting period to annuitize using the GMIB, there are no policies eligible to receive this benefit at December 31, 2004. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    GUARANTEED BENEFITS (Continued)

      GMAV is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, GMAV guarantees that the account value under the contract will at least equal the amount of deposits invested during the first ninety days, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company purchases put options on the S&P 500 index to partially offset this risk. GMAVs are considered to be derivatives under FAS 133, and are recognized at fair value in the consolidated balance sheet and through investment income in the consolidated statement of income and comprehensive income.

      GMWB is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, this feature provides a guaranteed annual withdrawal stream, regardless of market performance, equal to deposits invested during the first ninety days adjusted for any subsequent withdrawals ("Eligible Premium"). These guaranteed annual withdrawals of up to 10% of Eligible Premium are available after either a three-year or a five-year waiting period as elected by the contract holder at time of contract issuance, without reducing the future amounts guaranteed. If no withdrawals have been made during the waiting period of three or five years, the contract holder will realize an additional 10% or 20%, respectively, of Eligible Premium after all other amounts guaranteed under this benefit have been paid. GMWBs are considered to be derivatives under FAS 133 and are recognized at fair value in the consolidated balance sheet and through investment income in the consolidated statement of income and comprehensive income.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    GUARANTEED BENEFITS (Continued)

      Details concerning the Company's guaranteed benefit exposures as of December 31, 2004 are as follows:

                                                                                          Highest Specified
                                                                                             Anniversary
                                                                          Return of Net     Account Value
                                                                         Deposits Plus a  Minus Withdrawals
                                                                         Minimum Return   Post Anniversary
                                                                         ---------------  -----------------

                                                                               (dollars in millions)
      In the event of death (GMDB and EEB):
         Account value                                                        $12,883          $12,890
         Net amount at risk (a)                                               $   933          $ 1,137
         Average attained age of contract holders                                  67               64
         Range of guaranteed minimum return rates                               0%-5%               0%

      At annuitization (GMIB):
         Account value                                                        $ 6,942
         Net amount at risk (b)                                               $     3
         Weighted average period remaining until earliest annuitization     3.8 Years
         Range of guaranteed minimum return rates                             0%-6.5%

      Accumulation at specified date (GMAV):
         Account value                                                        $ 1,533
         Net amount at risk (c)                                               $    --
         Weighted average period remaining until guaranteed payment         9.0 Years

      Annual withdrawals at specified date (GMWB):
         Account value                                                        $   294
         Net amount at risk (d)                                               $    --
         Weighted average period remaining until expected payout           13.9 Years

      (a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders died at the same balance sheet date. The net amount at risk does not take into account the effect of caps and deductibles from the various reinsurance treaties.

      (b) Net amount at risk represents the present value of the expected annuitization payments at the expected annuitization dates in excess of the present value of the expected account value at the expected annuitization dates, net of reinsurance.

      (c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

      (d) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made during the waiting period of 3 or 5 years, the contract holder will realize an additional 10% or 20% of Eligible Premium, respectively, after all other amounts guaranteed under this benefit have been paid. The additional 10% or 20% enhancement increases the net amount at risk by $26.3 million and is payable no sooner than 13 or 15 years from contract issuance for the 3 or 5 year waiting periods, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    GUARANTEED BENEFITS (Continued)

      The following summarizes the reserve for guaranteed benefits, net of reinsurance, on variable contracts reflected in the general account:

                                                                            (in thousands)
Balance at January 1, 2004 before reinsurance (e)                             $  92,873
Guaranteed benefits incurred                                                     61,472
Guaranteed benefits paid                                                        (49,947)
                                                                              ---------

Balance at December 31, 2004 before reinsurance                                 104,398
  Less reinsurance                                                              (27,449)
                                                                              ---------

Balance at December 31, 2004, net of reinsurance                              $  76,949
                                                                              =========

      (e) Includes amounts from the one-time cumulative accounting change resulting from the adoption of SOP 03-1.

The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2004:

      - Data used was 5,000 stochastically generated investment performance scenarios.

      -     Mean investment performance assumption was 10%.

      -     Volatility assumption was 16%.

      -     Mortality was assumed to be 64% of the 75-80 ALB table.

      - Lapse rates vary by contract type and duration and range from 0% to 40%.

      -     The discount rate was approximately 8%.

8.    REINSURANCE

      Reinsurance contracts do not relieve the Company from its obligations to contract holders. The Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal. The Company has no reinsurance recoverable or related concentration of credit risk greater than 10% of shareholder's equity.

      Variable policy fees are net of reinsurance premiums of $28,604,000, $30,795,000 and $22,500,000 in 2004, 2003 and 2002, respectively.
      Universal life insurance fees are net of reinsurance premiums of $34,311,000, $33,710,000 and $34,098,000 in 2004, 2003 and 2002,
      respectively.

      The Company has a reinsurance treaty under which the Company retains no more than $100,000 of risk on any one insured life in order to limit the exposure to loss on any single insured. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $34,163,000, $34,036,000 and $29,171,000 in 2004, 2003 and 2002,
      respectively. Guaranteed benefits were reduced by reinsurance recoveries of $2,716,000, $8,042,000 and $8,362,000 in 2004, 2003 and 2002,
      respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    COMMITMENTS AND CONTINGENT LIABILITIES

      The Company has six agreements outstanding in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. In addition, the Company guarantees the payment of these securities upon redemption. The maximum liability under these guarantees at December 31, 2004 is $195,442,000. These commitments have contractual maturity dates in 2005. Related to each of these agreements are participation agreements with the Parent under which the Parent will share in $62,590,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. The Internal Revenue Service has completed its examinations into the transactions underlying these commitments, including the Company's role in the transactions. The examination did not result in a material loss to the Company.

      At December 31, 2004, the Company has commitments to purchase a total of approximately $10,000,000 of asset-backed securities in the ordinary course of business. The expiration dates of these commitments are as follows: $2,000,000 in 2005 and $8,000,000 in 2007.

      Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its subsidiaries in connection with industry-wide and other inquiries. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the Company's consolidated financial position, results of operations or cash flows of the Company.

      Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

      On April 5, 2004, a purported class action captioned Nitika Mehta, as
                                                           ----------------
      Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance
      ------------------------------------------------------------------------
      Company, Case 04L0199, was filed in the Circuit Court, Twentieth Judicial
      -------
      District in St. Clair County, Illinois. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time. The company cannot estimate a range because the litigation has not progressed beyond the preliminary stage.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   SHAREHOLDER'S EQUITY

      The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2004 and 2003, 3,511 shares were outstanding.

      Changes in shareholder's equity are as follows:

                                                                             Years ended December 31,
                                                                   -------------------------------------------
                                                                      2004             2003             2002
                                                                   ---------        ---------        ---------

                                                                                  (in thousands)
      ADDITIONAL PAID-IN CAPITAL:
        Beginning balances                                         $ 709,246        $ 709,246        $ 509,246
        Capital contributions by Parent                               49,100               --          200,000
                                                                   ---------        ---------        ---------

        Ending balances                                            $ 758,346        $ 709,246        $ 709,246
                                                                   =========        =========        =========

      RETAINED EARNINGS:
        Beginning balances                                         $ 828,423        $ 730,321        $ 669,103
        Net income                                                   142,502           93,530           31,689
        Dividends paid to Parent                                      (2,500)         (12,187)         (10,000)
        Adjustment for tax benefit of distributed subsidiary             287           16,759           39,529
        Tax effect on a distribution of investment                   (49,100)              --               --
                                                                   ---------        ---------        ---------

        Ending balances                                            $ 919,612        $ 828,423        $ 730,321
                                                                   =========        =========        =========

      ACCUMULATED OTHER COMPREHENSIVE
        INCOME (LOSS):
        Beginning balances                                         $  72,610        $  16,504        $ (29,272)
        Change in net unrealized gains (losses)
          on debt securities available for sale                       (1,459)         118,725           98,718
        Change in net unrealized gains (losses)
          on equity securities available for sale                        (65)           1,594           (1,075)
        Change in net unrealized gains on foreign currency             1,170               --               --
        Change in adjustment to deferred acquisition costs
          and other deferred expenses                                    300          (34,000)         (25,000)
        Net change related to cash flow hedges                            --               --           (2,218)
        Tax effects of net changes                                        19          (30,213)         (24,649)
                                                                   ---------        ---------        ---------

        Ending balances                                            $  72,575        $  72,610        $  16,504
                                                                   =========        =========        =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   SHAREHOLDER'S EQUITY (Continued)

      Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income are as follows:

                                                           December 31,     December 31,
                                                               2004             2003
                                                            ---------        ---------

                                                                  (in thousands)

        Gross unrealized gains                              $ 180,329        $ 214,845
        Gross unrealized losses                               (27,144)         (60,136)
        Unrealized gain on foreign currency                     1,170               --
        Adjustment to DAC and other deferred expenses         (42,700)         (43,000)
        Deferred income taxes                                 (39,080)         (39,099)
                                                            ---------        ---------

        Accumulated other comprehensive income              $  72,575        $  72,610
                                                            =========        =========

      On October 30, 2002, the Company received a capital contribution of $200,000,000 in cash from the Parent.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   SHAREHOLDER'S EQUITY (Continued)

      Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Accordingly, the maximum amount of dividends that can be paid to shareholder in the year 2005 without obtaining prior approval is $83,649,000. Dividends of $2,500,000 were paid in 2004. Prior to the capital contribution of SAAMCo to the Company, SAAMCo paid dividends to its parent, SunAmerica Life Insurance Company, of $12,187,000 and $10,000,000 in 2003 and 2002, respectively.

      Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income totaled $99,288,000 for the year ended December 31, 2004, net income of $89,071,000 and net loss of $180,737,000 for the years ended December 31, 2003 and 2002, respectively. The Company's statutory capital and surplus totaled $840,001,000 at December 31, 2004 and $602,348,000 at December 31, 2003.

11.   INCOME TAXES

      The components of the provisions for income taxes on pretax income consist of the following:

                                               Years ended December 31,
                                     ------------------------------------------
                                        2004             2003             2002
                                     ---------        ---------        ---------

                                                    (in thousands)

      Current expense (benefit)      $ (42,927)       $ 127,655        $(105,369)
      Deferred expense (benefit)        49,337          (97,408)         105,529
                                     ---------        ---------        ---------

      Total income tax expense       $   6,410        $  30,247        $     160
                                     =========        =========        =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.   INCOME TAXES (Continued)

      Income taxes computed at the United States federal income tax rate of 35% and income tax expenses reflected in statement of income and comprehensive income provided differ as follows:

                                                                       Years ended December 31,
                                                               ----------------------------------------
                                                                 2004            2003            2002
                                                               --------        --------        --------

                                                                            (in thousands)

      Amount computed at statutory rate                        $ 74,025        $ 43,322        $ 11,147
      Increases (decreases) resulting from:
          State income taxes, net of federal tax benefit          4,020           2,273            (567)
          Dividends received deduction                          (19,058)        (15,920)        (10,117)
          Tax credits                                            (4,000)             --              --
          Adjustment to prior year tax liability (a)            (39,730)             --              --
          Other, net                                             (8,847)            572            (303)
                                                               --------        --------        --------

        Total income tax expense                               $  6,410        $ 30,247        $    160
                                                               ========        ========        ========


            (a) In 2004, the Company revised its estimate of tax contingency amount for prior year based on additional information that became available.

      Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus". At December 31, 2004, the Company had approximately $14,300,000 of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. The Company eliminated its policyholders' surplus balance in January 2005.

      At December 31, 2004, the Company had net operating carryforwards, capital loss carryforwards and tax credit carryforwards for Federal income tax purposes of $15,515,000, $63,774,000 and $44,604,000, respectively, arising from affordable housing investments no longer owned by SAAMCo. Such carryforwards expire in 2018, 2006 to 2008 and 2018, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.   INCOME TAXES (Continued)

      Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                                                                   December 31,     December 31,
                                                                                       2004             2003
                                                                                    ---------        ---------

                                                                                          (in thousands)

        DEFERRED TAX LIABILITIES:

        Deferred acquisition costs and other deferred expenses                      $ 432,868        $ 473,387
        State income taxes                                                             10,283            5,744
        Other liabilities                                                              15,629              350
        Net unrealized gains on debt and equity securities available for sale          39,080           39,098

                                                                                    ---------        ---------
        Total deferred tax liabilities                                                497,860          518,579
                                                                                    ---------        ---------

        DEFERRED TAX ASSETS:

        Investments                                                                   (28,915)         (25,213)
        Contract holder reserves                                                     (122,691)        (158,112)
        Guaranty fund assessments                                                      (3,402)          (3,408)
        Deferred income                                                                 (5,604)         (3,801)
        Other assets                                                                   (1,068)          (7,446)
        Net operating loss carryforward                                                (5,430)              --
        Capital loss carryforward                                                     (22,321)         (20,565)
        Low income housing credit carryforward                                        (44,604)         (36,600)
        Partnership income/loss                                                        (6,293)         (20,878)

                                                                                    ---------        ---------
        Total deferred tax assets                                                    (240,328)        (276,023)
                                                                                    ---------        ---------

        Deferred income taxes                                                       $ 257,532        $ 242,556
                                                                                    =========        =========


      The Company has concluded that the deferred tax asset will be fully realized and no valuation allowance is necessary.

12.   RELATED-PARTY MATTERS

      As of December 31, 2004, subordinated notes payable to affiliates were paid off except for accrued interest totaling $460,000 which is included in other liabilities on the consolidated balance sheet.

      On February 15, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $500,000,000 from the Parent and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   RELATED-PARTY MATTERS (Continued)

      On February 15, 2004, the Company entered into a short-term financing arrangement with its affiliate, First SunAmerica Life Insurance Company ("FSA"), whereby the Company has the right to borrow up to $15,000,000 from FSA and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

      On December 19, 2001, the Company entered into a short-term financing arrangement with AIGRS whereby AIGRS has the right to borrow up to $500,000,000. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

      On December 19, 2001, the Company entered into a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII"), whereby SAII has the right to borrow up to $500,000,000 from the Company. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

      On September 26, 2001, the Company entered into a short-term financing arrangement with AIGRS. Under the terms of this agreement, the Company has immediate access of up to $500,000,000. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

      On September 26, 2001, the Company entered into a short-term financing arrangement with SAII, whereby the Company has the right to borrow up to $500,000,000. Any advances made under this agreement must be repaid within 30 days. At December 31, 2004 and 2003, the Company owed $0 and $14,000,000, respectively, under this agreement, which was included in due to affiliates.

      On October 31, 2003, the Company became a party to an existing credit agreement under which the Company agreed to make loans to AIG in an aggregate amount of up to $60,000,000. This commitment expires on October 28, 2005. There were no balances outstanding under this agreement at December 31, 2004.

      For the years ended December 31, 2004, 2003 and 2002, the Company paid commissions totaling $60,674,000, $51,716,000 and $59,058,000, respectively, to nine affiliated broker-dealers: Royal Alliance Associates, Inc.; SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc.; VALIC Financial Advisors; American General Equity Securities Corporation and American General Securities Inc. These affiliated broker-dealers distribute a significant portion of the Company's variable annuity products amounting to approximately 23%, 24% and 31% of deposits for each of the respective years. Of the Company's mutual fund sales, approximately 25%, 23% and 28% were distributed by these affiliated broker-dealers for the years ended December 31, 2004, 2003 and 2002, respectively.

      On February 1, 2004, SAAMCo entered into an administrative services agreement with FSA whereby SAAMCo will pay to FSA a fee based on a percentage of all assets invested through FSA's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for FSA's variable annuity products. Amounts incurred by the Company under this agreement totaled $1,537,000 in 2004 and are included in the Company's consolidated statement of income and comprehensive income. A fee of $150,000, $1,620,000 and $1,777,000 was paid under a different agreement in 2004, 2003 and 2002, respectively.

      On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, The Variable Annuity Life Insurance Company ("VALIC"), whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement totaled $9,074,000, $7,587,000 and $7,614,000 in 2004, 2003 and 2002, respectively, and are net of certain administrative costs incurred by VALIC of

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   RELATED-PARTY MATTERS (Continued)

      $2,593,000, $2,168,000 and $2,175,000, respectively. The net amounts earned by SAAMCo are included in other fees in the consolidated statement of income and comprehensive income.

      The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Contract holders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against AIG.

      The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool. This guarantee is unconditional and irrevocable, and the Company's contract holders have the right to enforce the guarantee directly against American Home. While American Home does not publish financial statements, it does file statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

      The Company's ultimate parent, AIG, has announced that it has delayed filing its Annual Report on Form 10-K for the year ended December 31, 2004 to allow AIG's Board of Directors and new management adequate time to complete an extensive review of AIG's books and records. The review includes issues arising from pending investigations into non-traditional insurance products and certain assumed reinsurance transactions by the Office of the Attorney General for the State of New York and the SEC and from AIG's decision to review the accounting treatment of certain additional items. Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG, resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us. While the outcome of this investigation is not determinable at this time, management believes that the ultimate outcome will not have a material adverse effect on Company operating results, cash flows or financial position.

      Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, legal, marketing and data processing services from its Parent, AIGRS and AIG. The allocation of such costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $148,554,000 for the year ended December 31, 2004, $126,531,000 for the year ended December 31, 2003 and $119,981,000 for the year ended December 31, 2002. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $60,183,000, $48,733,000 and $49,004,000 respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

      The majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $3,712,000, $3,838,000 and $3,408,000 for the years ended December 31, 2004, 2003 and
      2002, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   RELATED-PARTY MATTERS (Continued)

      The Company incurred $1,113,000, $500,000 and $790,000 of management fees to an affiliate of the Company to administer its securities lending program for the years ended December 31, 2004, 2003 and 2002, respectively (see Note 2).

      In December 2003, the Company purchased an affiliated bond with a carrying value of $37,129,000. At December 31, 2004, the affiliated bond has a market value of $34,630,000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.   BUSINESS SEGMENTS

      The Company conducts its business through two business segments, annuity operations and asset management operations. Annuity operations consists of the sale and administration of deposit-type insurance contracts, including fixed and variable annuity contracts, universal life insurance contracts and GICs. Asset management operations, which includes the managing, distributing and administering a diversified family of mutual funds, managing certain subaccounts offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios, is conducted by SAAMCo and its subsidiary and distributor, SACS, and its subsidiary and servicing administrator, SFS. Following is selected information pertaining to the Company's business segments.

                                                                                    Asset
                                                               Annuity           Management
                                                             Operations          Operations            Total
                                                            ------------        ------------       ------------

                                                                               (in thousands)
        YEAR ENDED DECEMBER 31, 2004:
          REVENUES:
          Fee income:
            Variable annuity policy fees, net of
              reinsurance                                   $    369,141        $         --       $    369,141
            Asset management fees                                     --              89,569             89,569
            Universal life insurance policy fees, net
              of reinsurance                                      33,899                  --             33,899
            Surrender charges                                     26,219                  --             26,219
            Other fees                                                --              15,753             15,753
                                                            ------------        ------------       ------------
          Total fee income                                       429,259             105,322            534,581

          Investment income                                      362,631                 963            363,594
          Net realized investment gains (losses)                 (24,100)                293            (23,807)
                                                            ------------        ------------       ------------

          Total revenues                                         767,790             106,578            874,368
                                                            ------------        ------------       ------------

          BENEFITS AND EXPENSES:
          Interest expense                                       220,668               2,081            222,749
          Amortization of bonus interest                          10,357                  --             10,357
          General and administrative expenses                     93,188              38,424            131,612
          Amortization of deferred acquisition costs
            and other deferred expenses                          126,142              31,508            157,650
          Annual commissions                                      64,323                  --             64,323
          Claims on universal life contracts,
            net of reinsurance recoveries                         17,420                  --             17,420
          Guaranteed benefits, net of reinsurance
            recoveries                                            58,756                  --             58,756
                                                            ------------        ------------       ------------

          Total benefits and expenses                            590,854              72,013            662,867
                                                            ------------        ------------       ------------

          Pretax income before cumulative effect of
            accounting change                               $    176,936        $     34,565       $    211,501
                                                            ============        ============       ============

          Total assets                                      $ 31,323,462        $    217,155       $ 31,540,617
                                                            ============        ============       ============

          Expenditures for long-lived assets                $         --        $        132       $        132
                                                            ============        ============       ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.   BUSINESS SEGMENTS (Continued)

                                                                                    Asset
                                                               Annuity           Management
                                                             Operations          Operations            Total
                                                            ------------        ------------       ------------

                                                                               (in thousands)
        YEAR ENDED DECEMBER 31, 2003:

          REVENUES:
          Fee income:
            Variable annuity policy fees, net of
              reinsurance                                   $    281,359        $         --       $    281,359
            Asset management fees                                     --              66,663             66,663
            Universal life insurance policy fees, net
              of reinsurance                                      35,816                  --             35,816
            Surrender charges                                     27,733                  --             27,733
            Other fees                                                --              15,520             15,520
                                                            ------------        ------------       ------------
          Total fee income                                       344,908              82,183            427,091

          Investment income                                      398,304               4,619            402,923
          Net realized investment losses                         (30,354)                 --            (30,354)
                                                            ------------        ------------       ------------

          Total revenues                                         712,858              86,802            799,660
                                                            ------------        ------------       ------------

          BENEFITS AND EXPENSES:
          Interest expense                                       237,585               2,628            240,213
          Amortization of bonus interest                          19,776                  --             19,776
          General and administrative expenses                     83,013              36,080            119,093
          Amortization of deferred acquisition costs
            and other deferred expenses                          137,130              22,976            160,106
          Annual commissions                                      55,661                  --             55,661
          Claims on universal life contracts,
            net of reinsurance recoveries                         17,766                  --             17,766
          Guaranteed benefits, net of reinsurance
            recoveries                                            63,268                  --             63,268
                                                            ------------        ------------       ------------

          Total benefits and expenses                            614,199              61,684            675,883
                                                            ------------        ------------       ------------

          Pretax income before cumulative effect of
            accounting change                               $     98,659        $     25,118       $    123,777
                                                            ============        ============       ============

          Total assets                                      $ 27,781,457        $    190,270       $ 27,971,727
                                                            ============        ============       ============

          Expenditures for long-lived assets                $         --        $      2,977       $      2,977
                                                            ============        ============       ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.     BUSINESS SEGMENTS (Continued)

                                                                                    Asset
                                                               Annuity           Management
                                                             Operations          Operations            Total
                                                            ------------        ------------       ------------

                                                                               (in thousands)
        YEAR ENDED DECEMBER 31, 2002:

          REVENUES:
          Fee income:
            Variable annuity policy fees, net of
              reinsurance                                   $    286,919        $         --       $    286,919
            Asset management fees                                     --              66,423             66,423
            Universal life insurance policy fees, net
              of reinsurance                                      36,253                  --             36,253
            Surrender charges                                     32,507                  --             32,507
            Other fees                                             3,304              18,596             21,900
                                                            ------------        ------------       ------------
          Total fee income                                       358,983              85,019            444,002

          Investment income                                      377,556               9,799            387,355
          Net realized investment losses                         (65,811)                 --            (65,811)
                                                            ------------        ------------       ------------

          Total revenues                                         670,728              94,818            765,546
                                                            ------------        ------------       ------------

          BENEFITS AND EXPENSES:
          Interest expense                                       234,261               3,868            238,129
          Amortization of bonus interest                          16,277                  --             16,277
          General and administrative expenses                     79,287              35,923            115,210
          Amortization of deferred acquisition costs
            and other deferred expenses                          171,583              50,901            222,484
          Annual commissions                                      58,389                  --             58,389
          Claims on universal life contracts,
            net of reinsurance recoveries                         15,716                  --             15,716
          Guaranteed benefits, net of reinsurance
            recoveries                                            67,492                  --             67,492
                                                            ------------        ------------       ------------

          Total benefits and expenses                            643,005              90,692            733,697
                                                            ------------        ------------       ------------

          Pretax income before cumulative effect of
            accounting change                               $     27,723        $      4,126       $     31,849
                                                            ============        ============       ============

          Total assets                                      $ 23,538,832        $    214,157       $ 23,752,989
                                                            ============        ============       ============

          Expenditures for long-lived assets                $         --        $      7,297       $      7,297
                                                            ============        ============       ============

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                 ANNUAL REPORT
                                 APRIL 30, 2004

                                    CONTENTS

Report of Independent Registered Public Accounting Firm .........     1
Statement of Assets and Liabilities .............................     2
Schedule of Portfolio Investments ...............................     8
Statement of Operations .........................................     9
Statement of Changes in Net Assets ..............................    15
Notes to Financial Statements ...................................    27

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Five

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Five, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at April 30, 2004, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.





PricewaterhouseCoopers LLP
Los Angeles, California
June 24, 2004

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004

                                                                    Moderate       Balanced     Conservative
                                                      Growth         Growth         Growth         Growth
                                                     Strategy       Strategy       Strategy       Strategy
                                                     (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $116,291,111   $125,160,639   $ 97,222,088   $ 72,807,120

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $116,291,111   $125,160,639   $ 97,222,088   $ 72,807,120
                                                   ============   ============   ============   ============

Net assets:

    Accumulation units                             $115,831,088   $124,611,466   $ 96,922,871   $ 71,882,013

    Contracts in payout (annuitization) period          460,023        549,173        299,217        925,107
                                                   ------------   ------------   ------------   ------------

           Total net assets                        $116,291,111   $125,160,639   $ 97,222,088   $ 72,807,120
                                                   ============   ============   ============   ============

Accumulation units outstanding                        7,772,716      8,455,950      6,719,426      5,093,757
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $113,601,884   $122,613,597   $ 94,880,911   $ 71,151,725
    Accumulation units outstanding                    7,591,901      8,282,850      6,556,652      4,977,245
    Unit value of accumulation units               $      14.96   $      14.80   $      14.47   $      14.30

Contracts with total expenses of 1.52%:
    Net Assets                                     $  2,689,227   $  2,547,042   $  2,341,177   $  1,655,395
    Accumulation units outstanding                      180,815        173,100        162,774        116,512
    Unit value of accumulation units               $      14.87   $      14.71   $      14.38   $      14.21

Contracts with total expenses of 1.55%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.65%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.70%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.95%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

                                                     Large Cap      Large Cap      Large Cap       Mid Cap
                                                      Growth        Composite        Value          Growth
                                                     Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $ 14,801,993   $  4,898,313   $ 13,848,855   $ 14,699,391

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $ 14,801,993   $  4,898,313   $ 13,848,855   $ 14,699,391
                                                   ============   ============   ============   ============

Net assets:

    Accumulation units                             $ 14,798,506   $  4,875,632   $ 13,822,892   $ 14,688,952

    Contracts in payout (annuitization) period            3,487         22,681         25,963         10,439
                                                   ------------   ------------   ------------   ------------

           Total net assets                        $ 14,801,993   $  4,898,313   $ 13,848,855   $ 14,699,391
                                                   ============   ============   ============   ============

Accumulation units outstanding                        1,832,151        554,166      1,184,464      1,069,700
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $ 13,729,338   $  4,785,431   $ 13,332,348   $ 13,793,691
    Accumulation units outstanding                    1,685,980        540,273      1,138,283        998,138
    Unit value of accumulation units               $       8.14   $       8.86   $      11.71   $      13.82

Contracts with total expenses of 1.52%:
    Net Assets                                     $  1,072,655   $    112,882   $    516,507   $    905,700
    Accumulation units outstanding                      146,171         13,893         46,181         71,562
    Unit value of accumulation units               $       7.34   $       8.13   $      11.18   $      12.66

Contracts with total expenses of 1.55%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.65%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.70%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.95%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (Continued)

                                                      Mid Cap                    International   Diversified
                                                       Value        Small Cap       Equity      Fixed Income
                                                     Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $ 13,592,602   $ 10,920,489   $  7,843,631   $ 12,385,587

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $ 13,592,602   $ 10,920,489   $  7,843,631   $ 12,385,587
                                                   ============   ============   ============   ============

Net assets:

    Accumulation units                             $ 13,517,737   $ 10,909,039   $  7,838,165   $ 12,290,136

    Contracts in payout (annuitization) period           74,865         11,450          5,466         95,451
                                                   ------------   ------------   ------------   ------------

           Total net assets                        $ 13,592,602   $ 10,920,489   $  7,843,631   $ 12,385,587
                                                   ============   ============   ============   ============

Accumulation units outstanding                          784,173      1,048,562      1,000,273      1,056,123
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $ 13,027,361   $ 10,304,535   $  7,558,739   $ 11,738,915
    Accumulation units outstanding                      750,965        987,030        961,285      1,000,019
    Unit value of accumulation units               $      17.35   $      10.44   $       7.86   $      11.74

Contracts with total expenses of 1.52%:
    Net Assets                                     $    565,241   $    615,954   $    284,892   $    646,672
    Accumulation units outstanding                       33,208         61,532         38,988         56,104
    Unit value of accumulation units               $      17.02   $      10.01   $       7.31   $      11.53

Contracts with total expenses of 1.55%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.65%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.70%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.95%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

                                                       Cash           Focus                       Moderate
                                                    Management       Growth         Growth         Growth
                                                    Portfolio       Portfolio      Strategy       Strategy
                                                    (Class 1)       (Class 1)      (Class 2)      (Class 2)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $  3,235,873   $  7,873,424   $157,034,208   $292,196,592

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $  3,235,873   $  7,873,424   $157,034,208   $292,196,592
                                                   ============   ============   ============   ============

Net assets:

    Accumulation units                             $  3,233,111   $  7,849,802   $157,034,208   $292,196,592

    Contracts in payout (annuitization) period            2,762         23,622              0              0
                                                   ------------   ------------   ------------   ------------

           Total net assets                        $  3,235,873   $  7,873,424   $157,034,208   $292,196,592
                                                   ============   ============   ============   ============

Accumulation units outstanding                          303,221      1,101,057     10,609,338     19,965,290
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $  3,174,675   $  7,535,390   $ 45,538,966   $ 90,238,706
    Accumulation units outstanding                      297,445      1,050,831      3,060,846      6,129,318
    Unit value of accumulation units               $      10.67   $       7.17   $      14.88   $      14.72

Contracts with total expenses of 1.52%:
    Net Assets                                     $     61,198   $    338,034   $          -   $          -
    Accumulation units outstanding                        5,776         50,226              -              -
    Unit value of accumulation units               $      10.60   $       6.73   $          -   $          -

Contracts with total expenses of 1.55%:
    Net Assets                                     $          -   $          -   $  9,645,726   $ 15,092,938
    Accumulation units outstanding                            -              -        644,613      1,028,643
    Unit value of accumulation units               $          -   $          -   $      14.96   $      14.67

Contracts with total expenses of 1.65%:
    Net Assets                                     $          -   $          -   $ 96,375,463   $173,863,663
    Accumulation units outstanding                            -              -      6,534,800     11,913,631
    Unit value of accumulation units               $          -   $          -   $      14.75   $      14.59

Contracts with total expenses of 1.70%:
    Net Assets                                     $          -   $          -   $    959,214   $  4,769,663
    Accumulation units outstanding                            -              -         64,344        326,866
    Unit value of accumulation units               $          -   $          -   $      14.91   $      14.59

Contracts with total expenses of 1.95%:
    Net Assets                                     $          -   $          -   $  4,514,839   $  8,231,622
    Accumulation units outstanding                            -              -        304,735        566,832
    Unit value of accumulation units               $          -   $          -   $      14.82   $      14.52

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (Continued)

                                                     Balanced     Conservative     Large Cap      Large Cap
                                                      Growth         Growth         Growth        Composite
                                                     Strategy       Strategy       Portfolio      Portfolio
                                                     (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $268,615,260   $192,367,449   $ 72,131,748   $ 27,564,090

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $268,615,260   $192,367,449   $ 72,131,748   $ 27,564,090
                                                   ============   ============   ============   ============
Net assets:

    Accumulation units                             $268,615,260   $192,367,449   $ 72,131,748   $ 27,564,090

    Contracts in payout (annuitization) period                0              0              0              0
                                                   ------------   ------------   ------------   ------------

          Total net assets                         $268,615,260   $192,367,449   $ 72,131,748   $ 27,564,090
                                                   ============   ============   ============   ============

Accumulation units outstanding                       18,767,867     13,601,996      8,958,148      3,143,934
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $ 96,562,825   $ 66,370,539   $ 20,302,169   $  9,933,517
    Accumulation units outstanding                    6,710,604      4,669,333      2,506,282      1,127,043
    Unit value of accumulation units               $      14.39   $      14.21   $       8.10   $       8.81

Contracts with total expenses of 1.52%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.55%:
    Net Assets                                     $ 13,053,390   $  8,875,615   $  3,329,887   $  1,119,401
    Accumulation units outstanding                      910,818        620,786        411,518        127,075
    Unit value of accumulation units               $      14.33   $      14.30   $       8.09   $       8.81

Contracts with total expenses of 1.65%:
    Net Assets                                     $149,245,021   $108,820,448   $ 46,555,434   $ 15,824,913
    Accumulation units outstanding                   10,462,140      7,727,403      5,798,700      1,811,476
    Unit value of accumulation units               $      14.27   $      14.08   $       8.03   $       8.74

Contracts with total expenses of 1.70%:
    Net Assets                                     $  5,815,142   $  4,278,807   $  1,128,646   $    344,097
    Accumulation units outstanding                      407,584        300,618        139,820         39,188
    Unit value of accumulation units               $      14.27   $      14.23   $       8.07   $       8.78

Contracts with total expenses of 1.95%:
    Net Assets                                     $  3,938,882   $  4,022,040   $    815,612   $    342,162
    Accumulation units outstanding                      276,721        283,856        101,828         39,152
    Unit value of accumulation units               $      14.23   $      14.17   $       8.01   $       8.74

                                                     Large Cap       Mid Cap        Mid Cap
                                                       Value         Growth          Value        Small Cap
                                                     Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $ 91,234,932   $ 70,053,839   $ 82,845,283   $ 61,539,737

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $ 91,234,932   $ 70,053,839   $ 82,845,283   $ 61,539,737
                                                   ============   ============   ============   ============
Net assets:

    Accumulation units                             $ 91,234,932   $ 70,053,839   $ 82,845,283   $ 61,539,737

    Contracts in payout (annuitization) period                0              0              0              0
                                                   ------------   ------------   ------------   ------------

          Total net assets                         $ 91,234,932   $ 70,053,839   $ 82,845,283   $ 61,539,737
                                                   ============   ============   ============   ============

Accumulation units outstanding                        7,891,730      5,124,765      4,849,209      5,957,810
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $ 26,183,520   $ 19,116,982   $ 23,520,586   $ 17,988,411
    Accumulation units outstanding                    2,247,061      1,390,558      1,362,730      1,731,813
    Unit value of accumulation units               $      11.65   $      13.75   $      17.26   $      10.39

Contracts with total expenses of 1.52%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.55%:
    Net Assets                                     $  4,817,511   $  3,398,270   $  3,351,494   $  2,967,613
    Accumulation units outstanding                      424,460        246,667        206,069        285,099
    Unit value of accumulation units               $      11.35   $      13.78   $      16.26   $      10.41

Contracts with total expenses of 1.65%:
    Net Assets                                     $ 57,882,649   $ 44,934,811   $ 53,522,437   $ 38,120,214
    Accumulation units outstanding                    5,011,546      3,297,418      3,128,628      3,702,649
    Unit value of accumulation units               $      11.55   $      13.63   $      17.11   $      10.30

Contracts with total expenses of 1.70%:
    Net Assets                                     $  1,229,604   $  1,402,740   $  1,140,151   $  1,309,509
    Accumulation units outstanding                      108,706        102,220         70,357        126,171
    Unit value of accumulation units               $      11.31   $      13.72   $      16.21   $      10.38

Contracts with total expenses of 1.95%:
    Net Assets                                     $  1,121,648   $  1,201,036   $  1,310,615   $  1,153,990
    Accumulation units outstanding                       99,957         87,902         81,425        112,078
    Unit value of accumulation units               $      11.22   $      13.66   $      16.10   $      10.30

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (Continued)

                                                   International  Diversified        Cash          Focus
                                                      Equity      Fixed Income    Management       Growth
                                                     Portfolio     Portfolio       Portfolio     Portfolio
                                                     (Class 2)     (Class 2)       (Class 2)     (Class 2)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $ 59,260,099   $129,845,199   $ 49,137,559   $ 66,439,046

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $ 59,260,099   $129,845,199   $ 49,137,559   $ 66,439,046
                                                   ============   ============   ============   ============
Net assets:

    Accumulation units                             $ 59,260,099   $129,845,199   $ 49,137,559   $ 66,439,046

    Contracts in payout (annuitization) period                0              0              0              0
                                                   ------------   ------------   ------------   ------------

           Total net assets                        $ 59,260,099   $129,845,199   $ 49,137,559   $ 66,439,046
                                                   ============   ============   ============   ============

Accumulation units outstanding                        7,613,301     11,202,717      4,648,052      9,361,514
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $ 19,933,570   $ 42,999,195   $ 22,043,504   $ 23,907,897
    Accumulation units outstanding                    2,550,023      3,681,335      2,075,670      3,351,278
    Unit value of accumulation units               $       7.82   $      11.68   $      10.62   $       7.13

Contracts with total expenses of 1.52%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.55%:
    Net Assets                                     $  4,434,308   $  6,972,234   $  2,272,628   $  2,816,479
    Accumulation units outstanding                      568,336        613,423        214,224        394,736
    Unit value of accumulation units               $       7.80   $      11.37   $      10.61   $       7.14

Contracts with total expenses of 1.65%:
    Net Assets                                     $ 33,293,998   $ 75,954,559   $ 23,111,797   $ 37,442,964
    Accumulation units outstanding                    4,289,296      6,560,826      2,195,684      5,295,017
    Unit value of accumulation units               $       7.76   $      11.58   $      10.53   $       7.07

Contracts with total expenses of 1.70%:
    Net Assets                                     $    859,210   $  1,759,989   $    707,493   $  1,321,298
    Accumulation units outstanding                      110,449        155,162         67,028        185,821
    Unit value of accumulation units               $       7.78   $      11.34   $      10.56   $       7.11

Contracts with total expenses of 1.95%:
    Net Assets                                     $    739,013   $  2,159,222   $  1,002,137   $    950,408
    Accumulation units outstanding                       95,197        191,971         95,446        134,662
    Unit value of accumulation units               $       7.76   $      11.25   $      10.50   $       7.06

                                                   Focus Growth      Focus          Focus
                                                    and Income       Value          TechNet        Growth
                                                    Portfolio      Portfolio       Portfolio      Strategy
                                                    (Class 2)      (Class 2)       (Class 2)      (Class 3)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $ 49,667,898   $ 47,700,345   $ 28,955,179   $ 10,671,640

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $ 49,667,898   $ 47,700,345   $ 28,955,179   $ 10,671,640
                                                   ============   ============   ============   ============
Net assets:

    Accumulation units                             $ 49,667,898   $ 47,700,345   $ 28,955,179   $ 10,671,640

    Contracts in payout (annuitization) period                0              0              0              0
                                                   ------------   ------------   ------------   ------------

           Total net assets                        $ 49,667,898   $ 47,700,345   $ 28,955,179   $ 10,671,640
                                                   ============   ============   ============   ============

Accumulation units outstanding                        5,668,168      3,898,970      6,441,127        720,543
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $ 16,209,672   $ 20,056,999   $ 11,754,630   $  4,246,621
    Accumulation units outstanding                    1,792,332      1,632,981      2,737,043        285,421
    Unit value of accumulation units               $       9.04   $      12.28   $       4.29   $      14.88

Contracts with total expenses of 1.52%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.55%:
    Net Assets                                     $  2,600,673   $  2,178,972   $    906,080   $    402,367
    Accumulation units outstanding                      288,051        178,808        211,211         26,908
    Unit value of accumulation units               $       9.03   $      12.19   $       4.29   $      14.95

Contracts with total expenses of 1.65%:
    Net Assets                                     $ 29,163,230   $ 22,784,119   $ 14,419,176   $  5,488,890
    Accumulation units outstanding                    3,398,662      1,866,772      3,053,213        371,858
    Unit value of accumulation units               $       8.58   $      12.21   $       4.72   $      14.76

Contracts with total expenses of 1.70%:
    Net Assets                                     $    940,071   $  1,389,544   $  1,333,924   $    225,076
    Accumulation units outstanding                      104,591        113,299        312,069         15,088
    Unit value of accumulation units               $       8.99   $      12.26   $       4.27   $      14.92

Contracts with total expenses of 1.95%:
    Net Assets                                     $    754,252   $  1,290,711   $    541,369   $    308,686
    Accumulation units outstanding                       84,532        107,110        127,591         21,268
    Unit value of accumulation units               $       8.92   $      12.05   $       4.24   $      14.51

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (Continued)

                                                     Moderate       Balanced     Conservative     Large Cap
                                                      Growth         Growth         Growth         Growth
                                                     Strategy        Strategy      Strategy       Portfolio
                                                    (Class 3)       (Class 3)      (Class 3)      (Class 3)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $ 25,167,840   $ 23,311,741   $ 16,435,218   $  7,147,072

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $ 25,167,840   $ 23,311,741   $ 16,435,218   $  7,147,072
                                                   ============   ============   ============   ============

Net assets:

    Accumulation units                             $ 25,167,840   $ 23,311,741   $ 16,435,218   $  7,147,072

    Contracts in payout (annuitization) period                0              0              0              0
                                                   ------------   ------------   ------------   ------------

            Total net assets                       $ 25,167,840   $ 23,311,741   $ 16,435,218   $  7,147,072
                                                   ============   ============   ============   ============

Accumulation units outstanding                        1,716,904      1,634,224      1,159,282        885,941
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $ 12,204,393   $  6,652,840   $  5,964,776   $  3,247,930
    Accumulation units outstanding                      828,761        462,446        419,883        400,808
    Unit value of accumulation units               $      14.73   $      14.39   $      14.21   $       8.10

Contracts with total expenses of 1.52%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.55%:
    Net Assets                                     $    942,075   $  2,001,231   $  3,485,134   $    439,099
    Accumulation units outstanding                       64,203        139,718        243,545         54,280
    Unit value of accumulation units               $      14.67   $      14.32   $      14.31   $       8.09

Contracts with total expenses of 1.65%:
    Net Assets                                     $ 10,991,866   $  8,347,568   $  5,274,281   $  2,876,401
    Accumulation units outstanding                      753,081        585,637        374,265        358,172
    Unit value of accumulation units               $      14.60   $      14.25   $      14.09   $       8.03

Contracts with total expenses of 1.70%:
    Net Assets                                     $    717,564   $  1,577,597   $    710,036   $    376,343
    Accumulation units outstanding                       49,103        110,509         49,794         46,611
    Unit value of accumulation units               $      14.61   $      14.28   $      14.26   $       8.07

Contracts with total expenses of 1.95%:
    Net Assets                                     $    311,942   $  4,732,505   $  1,000,991   $    207,299
    Accumulation units outstanding                       21,756        335,914         71,795         26,070
    Unit value of accumulation units               $      14.34   $      14.09   $      13.94   $       7.95

                                                     Large Cap      Large Cap       Mid Cap        Mid Cap
                                                     Composite        Value         Growth          Value
                                                     Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $  2,612,628   $  7,114,625   $  7,442,389   $  6,773,706

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $  2,612,628   $  7,114,625   $  7,442,389   $  6,773,706
                                                   ============   ============   ============   ============

Net assets:

    Accumulation units                             $  2,612,628   $  7,114,625   $  7,442,389   $  6,773,706

    Contracts in payout (annuitization) period                0              0              0              0
                                                   ------------   ------------   ------------   ------------

            Total net assets                       $  2,612,628   $  7,114,625   $  7,442,389   $  6,773,706
                                                   ============   ============   ============   ============

Accumulation units outstanding                          297,454        616,248        543,723        398,183
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $  1,393,691   $  2,943,483   $  3,264,736   $  3,190,166
    Accumulation units outstanding                      158,128        252,748        237,496        184,956
    Unit value of accumulation units               $       8.81   $      11.65   $      13.75   $      17.25

Contracts with total expenses of 1.52%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.55%:
    Net Assets                                     $    267,045   $    461,857   $    480,119   $    555,501
    Accumulation units outstanding                       30,328         40,668         34,881         34,190
    Unit value of accumulation units               $       8.81   $      11.36   $      13.76   $      16.25

Contracts with total expenses of 1.65%:
    Net Assets                                     $    680,388   $  2,994,406   $  3,077,715   $  2,510,110
    Accumulation units outstanding                       77,875        259,273        225,936        146,795
    Unit value of accumulation units               $       8.74   $      11.55   $      13.62   $      17.10

Contracts with total expenses of 1.70%:
    Net Assets                                     $    194,623   $    454,641   $    451,335   $    355,820
    Accumulation units outstanding                       22,160         40,261         32,953         22,044
    Unit value of accumulation units               $       8.78   $      11.29   $      13.70   $      16.14

Contracts with total expenses of 1.95%:
    Net Assets                                     $     76,881   $    260,238   $    168,484   $    162,109
    Accumulation units outstanding                        8,963         23,298         12,457         10,198
    Unit value of accumulation units               $       8.58   $      11.17   $      13.53   $      15.90

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (Continued)

                                                                  International   Diversified       Cash
                                                     Small Cap       Equity      Fixed Income    Management
                                                     Portfolio      Portfolio      Portfolio     Portfolio
                                                     (Class 3)      (Class 3)      (Class 3)     (Class 3)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $  7,010,238   $  5,629,172   $  9,739,997   $  6,541,352

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $  7,010,238   $  5,629,172   $  9,739,997   $  6,541,352
                                                   ============   ============   ============   ============

Net assets:

    Accumulation units                             $  7,010,238   $  5,629,172   $  9,739,997   $  6,541,352

    Contracts in payout (annuitization) period                0              0              0              0
                                                   ------------   ------------   ------------   ------------

             Total net assets                      $  7,010,238   $  5,629,172   $  9,739,997   $  6,541,352
                                                   ============   ============   ============   ============

Accumulation units outstanding                          677,642        722,860        845,644        618,067
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $  3,429,731   $  2,712,430   $  3,774,624   $  3,589,895
    Accumulation units outstanding                      330,267        347,046        323,059        338,224
    Unit value of accumulation units               $      10.38   $       7.82   $      11.68   $      10.61

Contracts with total expenses of 1.52%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.55%:
    Net Assets                                     $    422,971   $    375,856   $  2,889,886   $  1,612,809
    Accumulation units outstanding                       40,655         48,382        254,913        152,762
    Unit value of accumulation units               $      10.40   $       7.77   $      11.34   $      10.56

Contracts with total expenses of 1.65%:
    Net Assets                                     $  2,605,931   $  2,110,293   $  2,184,544   $    928,498
    Accumulation units outstanding                      253,156        271,956        188,746         88,229
    Unit value of accumulation units               $      10.29   $       7.76   $      11.57   $      10.52

Contracts with total expenses of 1.70%:
    Net Assets                                     $    392,965   $    326,071   $    246,867   $    296,513
    Accumulation units outstanding                       37,989         41,858         21,821         28,054
    Unit value of accumulation units               $      10.34   $       7.79   $      11.31   $      10.57

Contracts with total expenses of 1.95%:
    Net Assets                                     $    158,640   $    104,522   $    644,076   $    113,637
    Accumulation units outstanding                       15,575         13,618         57,105         10,798
    Unit value of accumulation units               $      10.19   $       7.68   $      11.28   $      10.52

                                                      Focus       Focus Growth      Focus           Focus
                                                     Growth        and Income       Value          TechNet
                                                    Portfolio      Portfolio      Portfolio       Portfolio
                                                    (Class 3)      (Class 3)      (Class 3)       (Class 3)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $  8,510,091   $  9,056,300   $  5,497,137   $  4,580,878

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $  8,510,091   $  9,056,300   $  5,497,137   $  4,580,878
                                                   ============   ============   ============   ============

Net assets:

    Accumulation units                             $  8,510,091   $  9,056,300   $  5,497,137   $  4,580,878

    Contracts in payout (annuitization) period                0              0              0              0
                                                   ------------   ------------   ------------   ------------

             Total net assets                      $  8,510,091   $  9,056,300   $  5,497,137   $  4,580,878
                                                   ============   ============   ============   ============

Accumulation units outstanding                        1,197,522      1,023,866        449,774      1,038,166
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $  4,553,963   $  3,544,356   $  2,625,674   $  2,670,934
    Accumulation units outstanding                      638,434        391,752        213,874        621,962
    Unit value of accumulation units               $       7.13   $       9.05   $      12.28   $       4.29

Contracts with total expenses of 1.52%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.55%:
    Net Assets                                     $    483,944   $    746,137   $    582,685   $    278,925
    Accumulation units outstanding                       67,762         82,642         47,852         65,021
    Unit value of accumulation units               $       7.14   $       9.03   $      12.18   $       4.29

Contracts with total expenses of 1.65%:
    Net Assets                                     $  3,166,333   $  3,481,163   $  2,083,238   $  1,388,201
    Accumulation units outstanding                      447,673        405,658        170,927        293,811
    Unit value of accumulation units               $       7.07   $       8.58   $      12.19   $       4.72

Contracts with total expenses of 1.70%:
    Net Assets                                     $    139,650   $    893,872   $    108,545   $    201,540
    Accumulation units outstanding                       19,641         99,425          8,971         47,523
    Unit value of accumulation units               $       7.11   $       8.99   $      12.10   $       4.24

Contracts with total expenses of 1.95%:
    Net Assets                                     $    166,201   $    390,772   $     96,995   $     41,278
    Accumulation units outstanding                       24,012         44,389          8,150          9,849
    Unit value of accumulation units               $       6.92   $       8.80   $      11.90   $       4.19

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2004

                                                                              Net Asset Value    Net Asset
                        Variable Accounts                           Shares       Per Share         Value          Cost
----------------------------------------------------------------  ----------  ---------------  -------------  -------------
SEASONS SERIES TRUST:
    Growth Strategy (Class 1):
        Multi-Managed Growth Portfolio (Class 1)                   5,423,318  $         10.68  $  57,919,160  $  78,799,411
        Asset Allocation: Diversified Growth Portfolio (Class 1)   2,762,618            10.57     29,208,840     33,901,766
        Stock Portfolio (Class 1)                                  2,013,063            14.49     29,163,111     31,737,348
                                                                                               -------------  -------------
                                                                                                 116,291,111    144,438,525
                                                                                               -------------  -------------
    Moderate Growth Strategy (Class 1):
        Multi-Managed Moderate Growth Portfolio (Class 1)          6,104,342            11.21     68,440,964     82,650,826
        Asset Allocation: Diversified Growth Portfolio (Class 1)   2,982,440            10.57     31,532,992     35,690,842
        Stock Portfolio (Class 1)                                  1,738,579            14.49     25,186,683     25,940,712
                                                                                               -------------  -------------
                                                                                                 125,160,639    144,282,380
                                                                                               -------------  -------------
    Balanced Growth Strategy (Class 1):
        Multi-Managed Income/Equity Portfolio (Class 1)            4,616,501            11.50     53,099,785     56,183,273
        Asset Allocation: Diversified Growth Portfolio (Class 1)   2,320,039            10.57     24,529,502     26,083,185
        Stock Portfolio (Class 1)                                  1,352,446            14.49     19,592,801     18,966,367
                                                                                               -------------  -------------
                                                                                                  97,222,088    101,232,825
                                                                                               -------------  -------------
    Conservative Growth Strategy (Class 1):
        Multi-Managed Income Portfolio (Class 1)                   3,678,137            11.77     43,298,794     42,737,590
        Asset Allocation: Diversified Growth Portfolio (Class 1)   1,745,331            10.57     18,453,186     18,350,295
        Stock Portfolio (Class 1)                                    763,111            14.49     11,055,140     10,114,665
                                                                                               -------------  -------------
                                                                                                  72,807,120     71,202,550
                                                                                               -------------  -------------

    Large Cap Growth Portfolio (Class 1)                           1,904,495             7.77     14,801,993     20,583,195
    Large Cap Composite Portfolio (Class 1)                          552,579             8.86      4,898,313      5,626,343
    Large Cap Value Portfolio (Class 1)                            1,309,925            10.57     13,848,855     13,621,968
    Mid Cap Growth Portfolio (Class 1)                             1,301,878            11.29     14,699,391     16,454,776
    Mid Cap Value Portfolio (Class 1)                                909,372            14.95     13,592,602     11,227,650
    Small Cap Portfolio (Class 1)                                  1,287,954             8.48     10,920,489     12,431,011
    International Equity Portfolio (Class 1)                       1,039,031             7.55      7,843,631     10,006,149
    Diversified Fixed Income Portfolio (Class 1)                   1,163,420            10.65     12,385,587     11,854,306
    Cash Management Portfolio (Class 1)                              299,940            10.79      3,235,873      3,241,544
    Focus Growth Portfolio (Class 1)                               1,024,235             7.69      7,873,424      7,897,693

    Growth Strategy (Class 2):
        Multi-Managed Growth Portfolio (Class 2)                   7,336,301            10.66     78,212,788     79,289,389
        Asset Allocation: Diversified Growth Portfolio (Class 2)   3,736,544            10.56     39,446,239     39,660,737
        Stock Portfolio (Class 2)                                  2,730,984            14.42     39,375,181     38,512,250
                                                                                               -------------  -------------
                                                                                                 157,034,208    157,462,376
                                                                                               -------------  -------------
    Moderate Growth Strategy (Class 2):
        Multi-Managed Moderate Growth Portfolio (Class 2)         14,281,938            11.19    159,786,352    160,548,191
        Asset Allocation: Diversified Growth Portfolio (Class 2)   6,973,275            10.56     73,616,005     73,094,581
        Stock Portfolio (Class 2)                                  4,077,851            14.42     58,794,235     56,458,559
                                                                                               -------------  -------------
                                                                                                 292,196,592    290,101,331
                                                                                               -------------  -------------
    Balanced Growth Strategy (Class 2):
        Multi-Managed Income/Equity Portfolio (Class 2)           12,781,467            11.48    146,734,347    145,378,275
        Asset Allocation: Diversified Growth Portfolio (Class 2)   6,418,742            10.56     67,761,873     65,598,111
        Stock Portfolio (Class 2)                                  3,753,590            14.42     54,119,040     50,428,239
                                                                                               -------------  -------------
                                                                                                 268,615,260    261,404,625
                                                                                               -------------  -------------
    Conservative Growth Strategy (Class 2):
        Multi-Managed Income Portfolio (Class 2)                   9,737,765            11.75    114,419,927    114,334,143
        Asset Allocation: Diversified Growth Portfolio (Class 2)   4,617,526            10.56     48,746,649     46,549,638
        Stock Portfolio (Class 2)                                  2,025,315            14.42     29,200,873     26,563,497
                                                                                               -------------  -------------
                                                                                                 192,367,449    187,447,278
                                                                                               -------------  -------------

    Large Cap Growth Portfolio (Class 2)                           9,329,796             7.73     72,131,748     70,593,780
    Large Cap Composite Portfolio (Class 2)                        3,115,770             8.85     27,564,090     26,155,914
    Large Cap Value Portfolio (Class 2)                            8,646,367            10.55     91,234,932     85,628,885
    Mid Cap Growth Portfolio (Class 2)                             6,237,987            11.23     70,053,839     60,776,586
    Mid Cap Value Portfolio (Class 2)                              5,553,726            14.92     82,845,283     70,621,509
    Small Cap Portfolio (Class 2)                                  7,296,766             8.43     61,539,737     57,292,378
    International Equity Portfolio (Class 2)                       7,858,458             7.54     59,260,099     54,329,989
    Diversified Fixed Income Portfolio (Class 2)                  12,219,231            10.63    129,845,199    127,270,577
    Cash Management Portfolio (Class 2)                            4,562,727            10.77     49,137,559     49,302,276
    Focus Growth Portfolio (Class 2)                               8,688,545             7.65     66,439,046     59,330,929
    Focus Growth and Income Portfolio (Class 2)                    5,482,664             9.06     49,667,898     44,368,335
    Focus Value Portfolio (Class 2)                                3,777,613            12.63     47,700,345     40,915,356
    Focus TechNet Portfolio (Class 2)                              5,804,173             4.99     28,955,179     24,091,730

    Growth Strategy (Class 3):
        Multi-Managed Growth Portfolio (Class 3)                     499,295            10.65      5,316,881      5,439,448
        Asset Allocation: Diversified Growth Portfolio (Class 3)     254,505            10.54      2,683,657      2,740,588
        Stock Portfolio (Class 3)                                    185,543            14.40      2,671,102      2,745,373
                                                                                               -------------  -------------
                                                                                                  10,671,640     10,925,409
                                                                                               -------------  -------------
    Moderate Growth Strategy (Class 3):
        Multi-Managed Moderate Growth Portfolio (Class 3)          1,233,478            11.18     13,784,965     14,087,450
        Asset Allocation: Diversified Growth Portfolio (Class 3)     600,808            10.54      6,335,292      6,456,894
        Stock Portfolio (Class 3)                                    350,620            14.40      5,047,583      5,177,968
                                                                                               -------------  -------------
                                                                                                  25,167,840     25,722,312
                                                                                               -------------  -------------
    Balanced Growth Strategy (Class 3):
        Multi-Managed Income/Equity Portfolio (Class 3)            1,113,706            11.47     12,771,005     12,891,840
        Asset Allocation: Diversified Growth Portfolio (Class 3)     556,253            10.54      5,865,474      5,968,413
        Stock Portfolio (Class 3)                                    324,758            14.40      4,675,262      4,780,832
                                                                                               -------------  -------------
                                                                                                  23,311,741     23,641,085
                                                                                               -------------  -------------
    Conservative Growth Strategy (Class 3):
        Multi-Managed Income Portfolio (Class 3)                     835,852            11.74      9,811,355      9,965,124
        Asset Allocation: Diversified Growth Portfolio (Class 3)     393,141            10.54      4,145,526      4,245,616
        Stock Portfolio (Class 3)                                    172,153            14.40      2,478,337      2,544,258
                                                                                               -------------  -------------
                                                                                                  16,435,218     16,754,998
                                                                                               -------------  -------------

    Large Cap Growth Portfolio (Class 3)                             926,053             7.72      7,147,072      7,196,061
    Large Cap Composite Portfolio (Class 3)                          295,709             8.84      2,612,628      2,651,233
    Large Cap Value Portfolio (Class 3)                              674,943            10.54      7,114,625      7,179,551
    Mid Cap Growth Portfolio (Class 3)                               663,857            11.21      7,442,389      7,502,638
    Mid Cap Value Portfolio (Class 3)                                454,733            14.90      6,773,706      6,746,390
    Small Cap Portfolio (Class 3)                                    832,706             8.42      7,010,238      7,308,281
    International Equity Portfolio (Class 3)                         747,408             7.53      5,629,172      5,635,287
    Diversified Fixed Income Portfolio (Class 3)                     918,338            10.61      9,739,997      9,916,659
    Cash Management Portfolio (Class 3)                              608,060            10.76      6,541,352      6,546,162
    Focus Growth Portfolio (Class 3)                               1,114,542             7.64      8,510,091      8,714,939
    Focus Growth and Income Portfolio (Class 3)                    1,001,181             9.05      9,056,300      9,148,682
    Focus Value Portfolio (Class 3)                                  435,893            12.61      5,497,137      5,611,397
    Focus TechNet Portfolio (Class 3)                                919,231             4.98      4,580,878      4,550,431

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004

                                                                                      Moderate        Balanced        Conservative
                                                                       Growth          Growth          Growth           Growth
                                                                      Strategy        Strategy        Strategy         Strategy
                                                                      (Class 1)      (Class 1)        (Class 1)        (Class 1)
                                                                  ----------------------------------------------------------------
Investment income:
     Dividends                                                    $    946,430      $ 1,455,937      $ 1,525,200     $   1,485,016
                                                                  ----------------------------------------------------------------
         Total investment income                                       946,430        1,455,937        1,525,200         1,485,016
                                                                  ----------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                              (1,479,765)      (1,596,318)      (1,257,916)         (947,117)
     Distribution expense charge                                      (177,174)        (191,190)        (150,612)         (113,411)
                                                                  ----------------------------------------------------------------
         Total expenses                                             (1,656,939)      (1,787,508)      (1,408,528)       (1,060,528)
                                                                  ----------------------------------------------------------------

Net investment income (loss)                                          (710,509)        (331,571)         116,672           424,488
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                      19,543,284       22,392,793       17,733,094        17,481,194
     Cost of shares sold                                           (24,823,514)     (26,615,678)     (19,462,094)      (18,376,887)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions            (5,280,230)      (4,222,885)      (1,729,000)         (895,693)
Realized gain distributions                                                  0                0                0                 0
                                                                  ----------------------------------------------------------------

Net realized gains (losses)                                         (5,280,230)      (4,222,885)      (1,729,000)         (895,693)
                                                                  ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                           (52,384,411)     (41,008,349)     (16,886,079)       (5,638,278)
     End of period                                                 (28,147,414)     (19,121,741)      (4,010,737)        1,604,570
                                                                  ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                   24,236,997       21,886,608       12,875,342         7,242,848
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets from operations                 $ 18,246,258     $ 17,332,152      $11,263,014     $   6,771,643
                                                                  ================================================================

                                                                   Large Cap         Large Cap        Large Cap           Mid Cap
                                                                    Growth           Composite          Value              Growth
                                                                   Portfolio         Portfolio        Portfolio          Portfolio
                                                                   (Class 1)         (Class 1)        (Class 1)          (Class 1)
                                                                  -----------------------------------------------------------------
Investment income:
     Dividends                                                    $         0       $     9,148       $  112,466         $        0
                                                                  -----------------------------------------------------------------
         Total investment income                                            0             9,148          112,466                  0
                                                                  -----------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                               (178,897)          (59,809)        (165,463)          (180,594)
     Distribution expense charge                                      (21,307)           (7,159)         (19,784)           (21,546)
                                                                  -----------------------------------------------------------------
         Total expenses                                              (200,204)          (66,968)        (185,247)          (202,140)
                                                                  -----------------------------------------------------------------

Net investment income (loss)                                         (200,204)          (57,820)         (72,781)          (202,140)
                                                                  -----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                      3,503,693         1,619,803        2,565,464          3,849,687
     Cost of shares sold                                           (5,301,673)       (1,946,955)      (2,644,754)        (4,568,908)
                                                                  -----------------------------------------------------------------

Net realized gains (losses) from securities transactions           (1,797,980)         (327,152)         (79,290)          (719,221)
Realized gain distributions                                                 0                 0                0                  0
                                                                  -----------------------------------------------------------------

Net realized gains (losses)                                        (1,797,980)         (327,152)         (79,290)          (719,221)
                                                                  -----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                          (10,232,151)       (1,924,267)      (2,635,828)        (6,675,704)
     End of period                                                 (5,781,202)         (728,030)         226,887         (1,755,385)
                                                                  -----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                   4,450,949         1,196,237        2,862,715          4,920,319
                                                                  -----------------------------------------------------------------

Increase (decrease) in net assets from operations                 $ 2,452,765         $ 811,265      $ 2,710,644        $ 3,998,958
                                                                  =================================================================

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                                                     Mid Cap                        International      Diversified
                                                                      Value          Small Cap          Equity        Fixed Income
                                                                    Portfolio        Portfolio        Portfolio         Portfolio
                                                                    (Class 1)        (Class 1)        (Class 1)         (Class 1)
                                                                  ----------------------------------------------------------------
Investment income:
     Dividends                                                    $     90,913      $         0      $    68,403     $     366,520
                                                                  ----------------------------------------------------------------
         Total investment income                                        90,913                0           68,403           366,520
                                                                  ----------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                                (160,079)        (142,112)         (85,212)         (192,853)
     Distribution expense charge                                       (19,131)         (16,965)         (10,189)          (23,043)
                                                                  ----------------------------------------------------------------
         Total expenses                                               (179,210)        (159,077)         (95,401)         (215,896)
                                                                  ----------------------------------------------------------------

Net investment income (loss)                                           (88,297)        (159,077)         (26,998)          150,624
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                       3,996,295        6,317,679        1,774,453         8,462,702
     Cost of shares sold                                            (3,500,146)      (7,357,811)      (2,557,938)       (7,923,032)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions               496,149       (1,040,132)        (783,485)          539,670
Realized gain distributions                                              9,510                0                0                 0
                                                                  ----------------------------------------------------------------

Net realized gains (losses)                                            505,659       (1,040,132)        (783,485)          539,670
                                                                  ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                              (576,332)      (5,221,768)      (4,869,513)        1,269,413
     End of period                                                   2,364,952       (1,510,522)      (2,162,518)          531,281
                                                                  ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                    2,941,284        3,711,246        2,706,995          (738,132)
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets from operations                 $  3,358,646      $ 2,512,037      $ 1,896,512     $     (47,838)
                                                                  ================================================================

                                                                     Cash              Focus                              Moderate
                                                                   Management         Growth            Growth             Growth
                                                                   Portfolio         Portfolio         Strategy           Strategy
                                                                   (Class 1)         (Class 1)        (Class 2)          (Class 2)
                                                                  -----------------------------------------------------------------
Investment income:
     Dividends                                                    $    47,297       $         0       $  996,103        $ 2,800,266
                                                                  -----------------------------------------------------------------
         Total investment income                                       47,297                 0          996,103          2,800,266
                                                                  -----------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                                (76,358)          (99,052)      (1,955,434)        (3,724,504)
     Distribution expense charge                                       (9,141)          (11,835)        (204,853)          (390,941)
                                                                  -----------------------------------------------------------------
         Total expenses                                               (85,499)         (110,887)      (2,160,287)        (4,115,445)
                                                                  -----------------------------------------------------------------

Net investment income (loss)                                          (38,202)         (110,887)      (1,164,184)        (1,315,179)
                                                                  -----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                     12,905,119         1,993,454       16,523,351         23,938,392
     Cost of shares sold                                          (12,947,338)       (2,067,386)     (15,745,837)       (20,219,424)
                                                                  -----------------------------------------------------------------

Net realized gains (losses) from securities transactions:             (42,219)          (73,932)         777,514          3,718,968
Realized gain distributions                                                 0                 0                0                  0
                                                                  -----------------------------------------------------------------

Net realized gains (losses)                                           (42,219)          (73,932)         777,514          3,718,968
                                                                  -----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                              (18,799)       (1,999,476)     (19,729,178)       (26,846,261)
     End of period                                                     (5,671)          (24,269)        (428,168)         2,095,261
                                                                  -----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                      13,128         1,975,207       19,301,010         28,941,522
                                                                  -----------------------------------------------------------------

Increase (decrease) in net assets from operations                 $   (67,293)      $ 1,790,388     $ 18,914,340       $ 31,345,311
                                                                  =================================================================

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                                                    Balanced        Conservative      Large Cap        Large Cap
                                                                     Growth           Growth           Growth          Composite
                                                                    Strategy         Strategy         Portfolio        Portfolio
                                                                    (Class 2)        (Class 2)        (Class 2)        (Class 2)
                                                                  ----------------------------------------------------------------
Investment income:
     Dividends                                                    $  3,557,617      $ 3,478,238      $         0     $      17,693
                                                                  ----------------------------------------------------------------
         Total investment income                                     3,557,617        3,478,238                0            17,693
                                                                  ----------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                              (3,366,475)      (2,550,266)        (872,526)         (346,369)
     Distribution expense charge                                      (357,970)        (270,023)         (91,340)          (36,725)
                                                                  ----------------------------------------------------------------
         Total expenses                                             (3,724,445)      (2,820,289)        (963,866)         (383,094)
                                                                  ----------------------------------------------------------------

Net investment income (loss)                                          (166,828)         657,949         (963,866)         (365,401)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                      16,795,080       33,685,625        5,751,486         4,314,267
     Cost of shares sold                                           (14,663,425)     (29,750,090)      (5,859,197)       (4,120,913)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions             2,131,655        3,935,535         (107,711)          193,354
Realized gain distributions                                                  0                0                0                 0
                                                                  ----------------------------------------------------------------

Net realized gains (losses)                                          2,131,655        3,935,535         (107,711)          193,354
                                                                  ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                           (14,411,942)      (4,872,435)      (9,018,968)       (2,478,341)
     End of period                                                   7,210,635        4,920,171        1,537,968         1,408,176
                                                                  ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                   21,622,577        9,792,606       10,556,936         3,886,517
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets from operations                 $ 23,587,404      $14,386,090      $ 9,485,359     $   3,714,470
                                                                  ================================================================

                                                                   Large Cap           Mid Cap          Mid Cap
                                                                     Value             Growth            Value           Small Cap
                                                                   Portfolio          Portfolio        Portfolio         Portfolio
                                                                   (Class 2)          (Class 2)        (Class 2)         (Class 2)
                                                                  -----------------------------------------------------------------
Investment income:
     Dividends                                                    $   586,681       $         0       $  418,844         $        0
                                                                  -----------------------------------------------------------------
         Total investment income                                      586,681                 0          418,844                  0
                                                                  -----------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                             (1,112,649)         (821,892)        (979,330)          (736,281)
     Distribution expense charge                                     (116,624)          (85,959)        (102,736)           (77,233)
                                                                  -----------------------------------------------------------------
         Total expenses                                            (1,229,273)         (907,851)      (1,082,066)          (813,514)
                                                                  -----------------------------------------------------------------

Net investment income (loss)                                         (642,592)         (907,851)        (663,222)          (813,514)
                                                                  -----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                      6,980,292         9,703,775        7,702,262         12,957,206
     Cost of shares sold                                           (6,694,900)       (8,461,525)      (6,811,310)       (11,904,225)
                                                                  -----------------------------------------------------------------

Net realized gains (losses) from securities transactions              285,392         1,242,250          890,952          1,052,981
Realized gain distributions                                                 0                 0           52,727                  0
                                                                  -----------------------------------------------------------------

Net realized gains (losses)                                           285,392         1,242,250          943,679          1,052,981
                                                                  -----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                           (9,458,181)       (4,436,067)      (4,382,895)        (5,121,723)
     End of period                                                  5,606,047         9,277,253       12,223,774          4,247,359
                                                                  -----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                  15,064,228        13,713,320       16,606,669          9,369,082
                                                                  -----------------------------------------------------------------

Increase (decrease) in net assets from operations                 $14,707,028       $14,047,719      $16,887,126         $9,608,549
                                                                  =================================================================

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                                                  International     Diversified         Cash              Focus
                                                                     Equity         Fixed Income      Management         Growth
                                                                    Portfolio        Portfolio        Portfolio         Portfolio
                                                                    (Class 2)        (Class 2)        (Class 2)         (Class 2)
                                                                  ----------------------------------------------------------------
Investment income:
     Dividends                                                    $    375,493      $ 3,066,731      $   294,238     $           0
                                                                  ----------------------------------------------------------------
         Total investment income                                       375,493        3,066,731          294,238                 0
                                                                  ----------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                                (589,331)      (1,986,529)        (674,858)         (826,914)
     Distribution expense charge                                       (62,512)        (209,700)         (72,221)          (87,984)
                                                                  ----------------------------------------------------------------
         Total expenses                                               (651,843)      (2,196,229)        (747,079)         (914,898)
                                                                  ----------------------------------------------------------------

Net investment income (loss)                                          (276,350)         870,502         (452,841)         (914,898)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                      30,070,457       52,367,447       90,911,914         9,385,323
     Cost of shares sold                                           (28,474,494)     (50,476,931)     (91,089,675)       (8,487,558)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions             1,595,963        1,890,516         (177,761)          897,765
Realized gain distributions                                                  0                0                0                 0
                                                                  ----------------------------------------------------------------

Net realized gains (losses)                                          1,595,963        1,890,516         (177,761)          897,765
                                                                  ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                            (4,216,499)       6,514,978         (124,412)       (4,824,846)
     End of period                                                   4,930,110        2,574,622         (164,717)        7,108,117
                                                                  ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                    9,146,609       (3,940,356)         (40,305)       11,932,963
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets from operations                 $ 10,466,222      $(1,179,338)     $  (670,907)    $  11,915,830
                                                                  ================================================================

                                                                  Focus Growth          Focus           Focus
                                                                   and Income           Value           TechNet           Growth
                                                                    Portfolio         Portfolio        Portfolio         Strategy
                                                                    (Class 2)         (Class 2)        (Class 2)        (Class 3)
                                                                  ----------------------------------------------------------------
Investment income:
     Dividends                                                    $          0       $         0     $          0       $    4,421
                                                                  ----------------------------------------------------------------
         Total investment income                                             0                 0                0            4,421
                                                                  ----------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                                (552,820)         (532,330)        (299,897)         (24,841)
     Distribution expense charge                                       (58,540)          (57,226)         (32,349)          (2,583)
                                                                  -----------------------------------------------------------------
         Total expenses                                               (611,360)         (589,556)        (332,246)         (27,424)
                                                                  ----------------------------------------------------------------

Net investment income (loss)                                          (611,360)         (589,556)        (332,246)         (23,003)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                       8,305,482         7,410,043       13,039,057          348,046
     Cost of shares sold                                            (7,464,696)       (6,354,531)     (10,883,055)        (313,544)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions               840,786         1,055,512        2,156,002           34,502
Realized gain distributions                                                  0                 0                0                0
                                                                  ----------------------------------------------------------------

Net realized gains (losses)                                            840,786         1,055,512        2,156,002           34,502
                                                                  ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                              (338,330)         (669,798)          71,188              793
     End of period                                                   5,299,563         6,784,989        4,863,449         (253,769)
                                                                  ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                    5,637,893         7,454,787        4,792,261         (254,562)
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets from operations                 $  5,867,319       $ 7,920,743     $  6,616,017       $ (243,063)
                                                                  ================================================================

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                                                    Moderate         Balanced        Conservative        Large Cap
                                                                     Growth           Growth           Growth             Growth
                                                                    Strategy         Strategy         Strategy          Portfolio
                                                                    (Class 3)        (Class 3)        (Class 3)         (Class 3)
                                                                  ----------------------------------------------------------------
Investment income:
     Dividends                                                    $     13,774      $    79,454      $    66,553     $           0
                                                                  ----------------------------------------------------------------
         Total investment income                                        13,774           79,454           66,553                 0
                                                                  ----------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                                 (60,370)        (104,231)         (69,035)          (18,784)
     Distribution expense charge                                        (6,464)          (9,903)          (7,243)           (1,981)
                                                                  ----------------------------------------------------------------
         Total expenses                                                (66,834)        (114,134)         (76,278)          (20,765)
                                                                  ----------------------------------------------------------------

Net investment income (loss)                                           (53,060)         (34,680)          (9,725)          (20,765)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                         564,682        1,426,555        1,605,910           262,238
     Cost of shares sold                                              (503,872)      (1,153,904)      (1,421,807)         (255,330)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions                60,810          272,651          184,103             6,908
Realized gain distributions                                                  0                0                0                 0
                                                                  ----------------------------------------------------------------

Net realized gains (losses)                                             60,810          272,651          184,103             6,908
                                                                  ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                10,853           16,725            1,496             4,278
     End of period                                                    (554,472)        (329,344)        (319,780)          (48,989)
                                                                  ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                     (565,325)        (346,069)        (321,276)          (53,267)
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets from operations                 $   (557,575)     $  (108,098)     $  (146,898)    $     (67,124)
                                                                  ================================================================

                                                                  Large Cap         Large Cap         Mid Cap           Mid Cap
                                                                  Composite           Value            Growth            Value
                                                                  Portfolio         Portfolio        Portfolio         Portfolio
                                                                  (Class 3)         (Class 3)        (Class 3)         (Class 3)
                                                                  ---------------------------------------------------------------
Investment income:
     Dividends                                                    $       101       $     4,238      $         0        $   2,721
                                                                  ---------------------------------------------------------------
         Total investment income                                          101             4,238                0            2,721
                                                                  ---------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                                 (8,676)          (22,001)         (23,655)         (19,824)
     Distribution expense charge                                         (943)           (2,302)          (2,509)          (2,120)
                                                                  ---------------------------------------------------------------
         Total expenses                                                (9,619)          (24,303)         (26,164)         (21,944)
                                                                  ---------------------------------------------------------------

Net investment income (loss)                                           (9,518)          (20,065)         (26,164)         (19,223)
                                                                  ---------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                        536,995           499,601          411,076          200,125
     Cost of shares sold                                             (520,310)         (486,445)        (368,236)        (190,802)
                                                                  ---------------------------------------------------------------

Net realized gains (losses) from securities transactions               16,685            13,156           42,840            9,323
Realized gain distributions                                                 0                 0                0              365
                                                                  ---------------------------------------------------------------

Net realized gains (losses)                                            16,685            13,156           42,840            9,688
                                                                  ---------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                    4             4,815            3,146            2,200
     End of period                                                    (38,605)          (64,926)         (60,249)          27,316
                                                                  ---------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                     (38,609)          (69,741)         (63,395)          25,116
                                                                  ---------------------------------------------------------------

Increase (decrease) in net assets from operations                 $   (31,442)      $   (76,650)      $  (46,719)      $   15,581
                                                                  ===============================================================

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                                                                   International     Diversified          Cash
                                                                    Small Cap          Equity        Fixed Income      Management
                                                                    Portfolio        Portfolio        Portfolio         Portfolio
                                                                    (Class 3)        (Class 3)        (Class 3)         (Class 3)
                                                                  ----------------------------------------------------------------
Investment income:
      Dividends                                                   $          0      $     4,307      $    51,468     $      14,182
                                                                  ----------------------------------------------------------------
          Total investment income                                            0            4,307           51,468            14,182
                                                                  ----------------------------------------------------------------

Expenses:
      Mortality and expense risk charge                                (22,010)         (17,594)         (50,737)          (32,564)
      Distribution expense charge                                       (2,358)          (1,909)          (5,261)           (3,529)
                                                                  ----------------------------------------------------------------
          Total expenses                                               (24,368)         (19,503)         (55,998)          (36,093)
                                                                  ----------------------------------------------------------------

Net investment income (loss)                                           (24,368)         (15,196)          (4,530)          (21,911)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
      Proceeds from shares sold                                      1,351,312        7,491,001        4,457,744        13,828,899
      Cost of shares sold                                           (1,295,844)      (7,354,872)      (4,483,212)       13,837,433)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions                55,468          136,129          (25,468)           (8,534)
Realized gain distributions                                                  0                0                0                 0
                                                                  ----------------------------------------------------------------

Net realized gains (losses)                                             55,468          136,129          (25,468)           (8,534)
                                                                  ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
      Beginning of period                                                1,663            4,203           16,386               151
      End of period                                                   (298,043)          (6,115)        (176,662)           (4,810)
                                                                  ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                     (299,706)         (10,318)        (193,048)           (4,961)
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets from operations                 $   (268,606)     $   110,615      $  (223,046)    $     (35,406)
                                                                  ================================================================

                                                                     Focus          Focus Growth       Focus              Focus
                                                                    Growth           and Income         Value            TechNet
                                                                   Portfolio         Portfolio        Portfolio         Portfolio
                                                                   (Class 3)         (Class 3)        (Class 3)         (Class 3)
                                                                  ---------------------------------------------------------------
Investment income:
      Dividends                                                   $         0       $         0       $        0       $        0
                                                                  ---------------------------------------------------------------
          Total investment income                                           0                 0                0                0
                                                                  ---------------------------------------------------------------

Expenses:
      Mortality and expense risk charge                               (23,368)          (25,969)         (15,776)         (13,388)
      Distribution expense charge                                      (2,530)           (2,747)          (1,696)          (1,475)
                                                                  ---------------------------------------------------------------
          Total expenses                                              (25,898)          (28,716)         (17,472)         (14,863)
                                                                  ---------------------------------------------------------------

Net investment income (loss)                                          (25,898)          (28,716)         (17,472)         (14,863)
                                                                  ---------------------------------------------------------------

Net realized gains (losses) from securities transactions:
      Proceeds from shares sold                                       654,752           624,422          267,934          448,717
      Cost of shares sold                                            (622,846)         (600,482)        (260,930)        (435,781)
                                                                  ---------------------------------------------------------------

Net realized gains (losses) from securities transactions               31,906            23,940            7,004           12,936
Realized gain distributions                                                 0                 0                0                0
                                                                  ---------------------------------------------------------------

Net realized gains (losses)                                            31,906            23,940            7,004           12,936
                                                                  ---------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
      Beginning of period                                                 281             5,667            1,142               49
      End of period                                                  (204,848)          (92,382)        (114,260)          30,447
                                                                  ---------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                    (205,129)          (98,049)        (115,402)          30,398
                                                                  ---------------------------------------------------------------

Increase (decrease) in net assets from operations                 $  (199,121)      $  (102,825)      $ (125,870)      $   28,471
                                                                  ===============================================================

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004

                                                             Moderate       Balanced     Conservative    Large Cap      Large Cap
                                               Growth         Growth         Growth         Growth        Growth        Composite
                                              Strategy      Strategy        Strategy       Strategy      Portfolio      Portfolio
                                             (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                            ------------   ------------   ------------   ------------   -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                $   (710,509)  $   (331,571)  $    116,672   $    424,488   $  (200,204)  $    (57,820)
    Net realized gains (losses) from
     securities transactions                  (5,280,230)    (4,222,885)    (1,729,000)      (895,693)   (1,797,980)      (327,152)
    Change in net unrealized appreciation
      (depreciation) of investments           24,236,997     21,886,608     12,875,342      7,242,848     4,450,949      1,196,237
                                            ------------   ------------   ------------   ------------   -----------   ------------
    Increase (decrease) in net assets
     from operations                          18,246,258     17,332,152     11,263,014      6,771,643     2,452,765        811,265
                                            ------------   ------------   ------------   ------------   -----------   ------------
From capital transactions
      Net proceeds from units sold               586,872        649,166        258,199        682,831        77,880         27,741
      Cost of units redeemed                 (11,004,486)   (15,386,816)    (9,816,715)    (9,399,250)   (1,347,723)      (577,872)
      Annuity benefit payments                  (162,681)      (175,056)       (83,484)      (164,909)       (3,832)          (822)
      Net transfers                            1,592,342      4,149,759        (29,909)       418,309       390,048        137,353
      Contract maintenance charge                (75,091)       (61,747)       (41,915)       (27,456)       (5,893)        (1,836)
                                            ------------   ------------   ------------   ------------   -----------   ------------
    Increase (decrease) in net assets
     from capital transactions                (9,063,044)   (10,824,694)    (9,713,824)    (8,490,475)     (889,520)      (415,436)
                                            ------------   ------------   ------------   ------------   -----------   ------------

Increase (decrease) in net assets              9,183,214      6,507,458      1,549,190     (1,718,832)    1,563,245        395,829
Net assets at beginning of period            107,107,897    118,653,181     95,672,898     74,525,952    13,238,748      4,502,484
                                            ------------   ------------   ------------   ------------   -----------   ------------
Net assets at end of period                 $116,291,111   $125,160,639   $ 97,222,088   $ 72,807,120   $14,801,993   $  4,898,313
                                            ============   ============   ============   ============   ===========   ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
    Units sold                                    36,873         36,866         18,823         50,123         8,932          3,108
    Units redeemed                              (746,335)    (1,073,853)      (661,347)      (670,890)     (151,467)       (62,903)
    Units transferred                            116,094        290,714        (35,785)        19,576        49,943         16,116
                                            ------------   ------------   ------------   ------------   -----------   ------------
Increase (decrease) in units outstanding        (593,368)      (746,273)      (678,309)      (601,191)      (92,592)       (43,679)
Beginning units                                8,185,269      9,029,123      7,234,961      5,578,436     1,778,572        583,952
                                            ------------   ------------   ------------   ------------   -----------   ------------
Ending units                                   7,591,901      8,282,850      6,556,652      4,977,245     1,685,980        540,273
                                            ============   ============   ============   ============   ===========   ============
Contracts with total expenses of 1.52%:
    Units sold                                     1,172          5,711             78            356         1,058              0
    Units redeemed                               (22,836)       (13,307)       (14,177)       (10,496)      (22,416)        (6,341)
    Units transferred                               (980)            43          8,110          2,919        (8,949)          (509)
                                            ------------   ------------   ------------   ------------   -----------   ------------
Increase (decrease) in units outstanding         (22,644)        (7,553)        (5,989)        (7,221)      (30,307)        (6,850)
Beginning units                                  203,459        180,653        168,763        123,733       176,478         20,743
                                            ------------   ------------   ------------   ------------   -----------   ------------
Ending units                                     180,815        173,100        162,774        116,512       146,171         13,893
                                            ============   ============   ============   ============   ===========   ============
Contracts with total expenses of 1.55%:
    Units sold                                         -              -              -              -             -              -
    Units redeemed                                     -              -              -              -             -              -
    Units transferred                                  -              -              -              -             -              -
                                            ------------   ------------   ------------   ------------   -----------   ------------
Increase (decrease) in units outstanding               -              -              -              -             -              -
Beginning units                                        -              -              -              -             -              -
                                            ------------   ------------   ------------   ------------   -----------   ------------
Ending units                                           -              -              -              -             -              -
                                            ============   ============   ============   ============   ===========   ============
Contracts with total expenses of 1.65%:
    Units sold                                         -              -              -              -             -              -
    Units redeemed                                     -              -              -              -             -              -
    Units transferred                                  -              -              -              -             -              -
                                            ------------   ------------   ------------   ------------   -----------   ------------
Increase (decrease) in units outstanding               -              -              -              -             -              -
Beginning units                                        -              -              -              -             -              -
                                            ------------   ------------   ------------   ------------   -----------   ------------
Ending units                                           -              -              -              -             -              -
                                            ============   ============   ============   ============   ===========   ============
Contracts with total expenses of 1.70%:
    Units sold                                         -              -              -              -             -              -
    Units redeemed                                     -              -              -              -             -              -
    Units transferred                                  -              -              -              -             -              -
                                            ------------   ------------   ------------   ------------   -----------   ------------
Increase (decrease) in units outstanding               -              -              -              -             -              -
Beginning units                                        -              -              -              -             -              -
                                            ------------   ------------   ------------   ------------   -----------   ------------
Ending units                                           -              -              -              -             -              -
                                            ============   ============   ============   ============   ===========   ============
Contracts with total expenses of 1.95%:
    Units sold                                         -              -              -              -             -              -
    Units redeemed                                     -              -              -              -             -              -
    Units transferred                                  -              -              -              -             -              -
                                            ------------   ------------   ------------   ------------   -----------   ------------
Increase (decrease) in units outstanding               -              -              -              -             -              -
Beginning units                                        -              -              -              -             -              -
                                            ------------   ------------   ------------   ------------   -----------   ------------
Ending units                                           -              -              -              -             -              -
                                            ============   ============   ============   ============   ===========   ============
                                               Large Cap       Mid Cap
                                                 Value         Growth
                                               Portfolio      Portfolio
                                               (Class 1)      (Class 1)
                                              ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                  $    (72,781)  $   (202,140)
    Net realized gains (losses) from
     securities transactions                       (79,290)      (719,221)
    Change in net unrealized appreciation
      (depreciation) of investments              2,862,715      4,920,319
                                              ------------   ------------
    Increase (decrease) in net assets
     from operations                             2,710,644      3,998,958
                                              ------------   ------------

From capital transactions
      Net proceeds from units sold                 101,367         23,523
      Cost of units redeemed                    (1,427,268)    (1,751,643)
      Annuity benefit payments                      (5,561)        (2,118)
      Net transfers                                910,475      1,010,767
      Contract maintenance charge                   (3,907)        (6,109)
                                              ------------   ------------
    Increase (decrease) in net assets
     from capital transactions                    (424,894)      (725,580)
                                              ------------   ------------

Increase (decrease) in net assets                2,285,750      3,273,378
Net assets at beginning of period               11,563,105     11,426,013
                                              ------------   ------------
Net assets at end of period                   $ 13,848,855   $ 14,699,391
                                              ============   ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
    Units sold                                       8,801          1,898
    Units redeemed                                (116,682)      (126,945)
    Units transferred                               71,742         83,207
                                              ------------   ------------
Increase (decrease) in units outstanding           (36,139)       (41,840)
Beginning units                                  1,174,422      1,039,978
                                              ------------   ------------
Ending units                                     1,138,283        998,138
                                              ============   ============
Contracts with total expenses of 1.52%:
    Units sold                                           0              0
    Units redeemed                                  (5,031)        (7,735)
    Units transferred                                2,217          1,320
                                              ------------   ------------
Increase (decrease) in units outstanding            (2,814)        (6,415)
Beginning units                                     48,995         77,977
                                              ------------   ------------
Ending units                                        46,181         71,562
                                              ============   ============
Contracts with total expenses of 1.55%:
    Units sold                                           -              -
    Units redeemed                                       -              -
    Units transferred                                    -              -
                                              ------------   ------------
Increase (decrease) in units outstanding                 -              -
Beginning units                                          -              -
                                              ------------   ------------
Ending units                                             -              -
                                              ============   ============
Contracts with total expenses of 1.65%:
    Units sold                                           -              -
    Units redeemed                                       -              -
    Units transferred                                    -              -
                                              ------------   ------------
Increase (decrease) in units outstanding                 -              -
Beginning units                                          -              -
                                              ------------   ------------
Ending units                                             -              -
                                              ============   ============
Contracts with total expenses of 1.70%:
    Units sold                                           -              -
    Units redeemed                                       -              -
    Units transferred                                    -              -
                                              ------------   ------------
Increase (decrease) in units outstanding                 -              -
Beginning units                                          -              -
                                              ------------   ------------
Ending units                                             -              -
                                              ============   ============
Contracts with total expenses of 1.95%:
    Units sold                                           -              -
    Units redeemed                                       -              -
    Units transferred                                    -              -
                                              ------------   ------------
Increase (decrease) in units outstanding                 -              -
Beginning units                                          -              -
                                              ------------   ------------
Ending units                                             -              -
                                              ============   ============

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                              Mid Cap                     International   Diversified       Cash          Focus
                                               Value        Small Cap        Equity       Fixed Income    Management      Growth
                                             Portfolio      Portfolio       Portfolio      Portfolio      Portfolio      Portfolio
                                             (Class 1)      (Class 1)       (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                            ------------   ------------   -------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                $    (88,297)  $   (159,077)  $   (26,998)    $    150,624   $    (38,202)  $ (110,887)
    Net realized gains (losses) from
     securities transactions                     505,659     (1,040,132)     (783,485)         539,670        (42,219)     (73,932)
    Change in net unrealized appreciation
      (depreciation) of investments            2,941,284      3,711,246     2,706,995         (738,132)        13,128    1,975,207
                                            ------------   ------------   -----------     ------------   ------------   ----------
    Increase (decrease) in net assets
     from operations                           3,358,646      2,512,037     1,896,512          (47,838)       (67,293)   1,790,388
                                            ------------   ------------   -----------     ------------   ------------   ----------
From capital transactions
      Net proceeds from units sold                20,844          9,891        31,036          120,730        752,936       60,476
      Cost of units redeemed                  (1,550,624)    (1,600,055)     (818,911)      (1,992,977)    (1,866,288)    (835,131)
      Annuity benefit payments                   (12,880)        (4,184)       (1,222)         (23,716)          (683)      (2,694)
      Net transfers                              768,422      1,350,412       954,296       (3,186,777)    (1,485,035)     727,722
      Contract maintenance charge                 (3,706)        (3,733)       (2,030)          (4,184)        (1,772)      (3,216)
                                            ------------   ------------   -----------     ------------   ------------   ----------
    Increase (decrease) in net assets
     from capital tansactions                   (777,944)      (247,669)      163,169       (5,086,924)    (2,600,842)     (52,843)
                                            ------------   ------------   -----------     ------------   ------------   ----------
Increase (decrease) in net assets              2,580,702      2,264,368     2,059,681       (5,134,762)    (2,668,135)   1,737,545
Net assets at beginning of period             11,011,900      8,656,121     5,783,950       17,520,349      5,904,008    6,135,879
                                            ------------   ------------   -----------     ------------   ------------   ----------
Net assets at end of period                 $ 13,592,602   $ 10,920,489   $ 7,843,631     $ 12,385,587   $  3,235,873   $7,873,424
                                            ============   ============   ===========     ============   ============   ==========
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
    Units sold                                     1,197            991         3,938                0         69,642        9,154
    Units redeemed                               (87,318)      (150,276)     (102,632)        (150,371)      (146,973)    (114,388)
    Units transferred                             39,421        133,213       109,593         (265,340)      (139,063)     117,157
                                            ------------   ------------   -----------     ------------   ------------   ----------
Increase (decrease) in units outstanding         (46,700)       (16,072)       10,899         (415,711)      (216,394)      11,923
Beginning units                                  797,665      1,003,102       950,386        1,415,730        513,839    1,038,908
                                            ------------   ------------   -----------     ------------   ------------   ----------
Ending units                                     750,965        987,030       961,285        1,000,019        297,445    1,050,831
                                            ============   ============   ===========     ============   ============   ==========

Contracts with total expenses of 1.52%:
    Units sold                                         0              0             0           10,515            419            0
    Units redeemed                                (5,141)        (4,622)       (9,545)         (24,749)       (28,067)      (5,423)
    Units transferred                              1,392            628         8,167           (3,246)           (64)      (5,439)
                                            ------------   ------------   -----------     ------------   ------------   ----------
Increase (decrease) in units outstanding          (3,749)        (3,994)       (1,378)         (17,480)       (27,712)     (10,862)
Beginning units                                   36,957         65,526        40,366           73,584         33,488       61,088
                                            ------------   ------------   -----------     ------------   ------------   ----------
Ending units                                      33,208         61,532        38,988           56,104          5,776       50,226
                                            ============   ============   ===========     ============   ============   ==========
Contracts with total expenses of 1.55%:
    Units sold                                         -              -             -                -              -            -
    Units redeemed                                     -              -             -                -              -            -
    Units transferred                                  -              -             -                -              -            -
                                            ------------   ------------   -----------     ------------   ------------   ----------
Increase (decrease) in units outstanding               -              -             -                -              -            -
Beginning units                                        -              -             -                -              -            -
                                            ------------   ------------   -----------     ------------   ------------   ----------
Ending units                                           -              -             -                -              -            -
                                            ============   ============   ===========     ============   ============   ==========

Contracts with total expenses of 1.65%:
    Units sold                                         -              -             -                -              -            -
    Units redeemed                                     -              -             -                -              -            -
    Units transferred                                  -              -             -                -              -            -
                                            ------------   ------------   -----------     ------------   ------------   ----------
Increase (decrease) in units outstanding               -              -             -                -              -            -
Beginning units                                        -              -             -                -              -            -
                                            ------------   ------------   -----------     ------------   ------------   ----------
Ending units                                           -              -             -                -              -            -
                                            ============   ============   ===========     ============   ============   ==========

Contracts with total expenses of 1.70%:
    Units sold                                         -              -             -                -              -            -
    Units redeemed                                     -              -             -                -              -            -
    Units transferred                                  -              -             -                -              -            -
                                            ------------   ------------   -----------     ------------   ------------   ----------
Increase (decrease) in units outstanding               -              -             -                -              -            -
Beginning units                                        -              -             -                -              -            -
                                            ------------   ------------   -----------     ------------   ------------   ----------
Ending units                                           -              -             -                -              -            -
                                            ============   ============   ===========     ============   ============   ==========

Contracts with total expenses of 1.95%:
    Units sold                                         -              -             -                -              -            -
    Units redeemed                                     -              -             -                -              -            -
    Units transferred                                  -              -             -                -              -            -
                                            ------------   ------------   -----------     ------------   ------------   ----------
Increase (decrease) in units outstanding               -              -             -                -              -            -
Beginning units                                        -              -             -                -              -            -
                                            ------------   ------------   -----------     ------------   ------------   ----------
Ending units                                           -              -             -                -              -            -
                                            ============   ============   ===========     ============   ============   ==========

                                                              Moderate
                                                 Growth        Growth
                                                Strategy      Strategy
                                               (Class 2)      (Class 2)
                                              ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                  $ (1,164,184)  $ (1,315,179)
    Net realized gains (losses) from
     securities transactions                       777,514      3,718,968
    Change in net unrealized appreciation
      (depreciation) of investments             19,301,010     28,941,522
                                              ------------   ------------
    Increase (decrease) in net assets
     from operations                            18,914,340     31,345,311
                                              ------------   ------------
From capital transactions
      Net proceeds from units sold              23,691,299     50,363,277
      Cost of units redeemed                    (7,374,058)   (13,824,756)
      Annuity benefit payments                           0              0
      Net transfers                             16,810,538     27,962,368
      Contract maintenance charge                  (53,021)       (68,832)
                                              ------------   ------------
    Increase (decrease) in net assets
     from capital tansactions                   33,074,758     64,432,057
                                              ------------   ------------
Increase (decrease) in net assets               51,989,098     95,777,368
Net assets at beginning of period              105,045,110    196,419,224
                                              ------------   ------------
Net assets at end of period                   $157,034,208   $292,196,598
                                              ============   ============
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
    Units sold                                     546,309      1,220,418
    Units redeemed                                (166,277)      (260,086)
    Units transferred                              464,745        825,889
                                              ------------   ------------
Increase (decrease) in units outstanding           844,777      1,786,221
Beginning units                                  2,216,069      4,343,097
                                              ------------   ------------
Ending units                                     3,060,846      6,129,318
                                              ============   ============

Contracts with total expenses of 1.52%:

    Units sold                                           -              -
    Units redeemed                                       -              -
    Units transferred                                    -              -
                                              ------------   ------------
Increase (decrease) in units outstanding                 -              -
Beginning units                                          -              -
                                              ------------   ------------
Ending units                                             -              -
                                              ============   ============

Contracts with total expenses of 1.55%:
    Units sold                                     261,700        569,542
    Units redeemed                                 (11,217)       (13,407)
    Units transferred                              189,302         93,904
                                              ------------   ------------
Increase (decrease) in units outstanding           439,785        650,039
Beginning units                                    204,828        378,604
                                              ------------   ------------
Ending units                                       644,613      1,028,643
                                              ============   ============

Contracts with total expenses of 1.65%:
    Units sold                                     653,524      1,400,118
    Units redeemed                                (341,079)      (644,802)
    Units transferred                              501,256      1,043,929
                                              ------------   ------------
Increase (decrease) in units outstanding           813,701      1,799,245
Beginning units                                  5,721,099     10,114,386
                                              ------------   ------------
Ending units                                     6,534,800     11,913,631
                                              ============   ============

Contracts with total expenses of 1.70%:
    Units sold                                      24,337        139,335
    Units redeemed                                  (1,645)        (3,925)
    Units transferred                                  371         24,955
                                              ------------   ------------
Increase (decrease) in units outstanding            23,063        160,365
Beginning units                                     41,281        166,501
                                              ------------   ------------
Ending units                                        64,344        326,866
                                              ============   ============

Contracts with total expenses of 1.95%:
    Units sold                                     176,133        248,212
    Units redeemed                                    (279)       (51,944)
    Units transferred                               16,613           (771)
                                              ------------   ------------
Increase (decrease) in units outstanding           192,467        195,497
Beginning units                                    112,268        371,335
                                              ------------   ------------
Ending units                                       304,735        566,832
                                              ============   ============

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                              Balanced     Conservative     Large Cap     Large Cap      Large Cap       Mid Cap
                                               Growth        Growth         Growth        Composite        Value         Growth
                                              Strategy      Strategy       Portfolio      Portfolio      Portfolio      Portfolio
                                              (Class 2)     (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                             -----------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                $   (166,828)  $    657,949   $   (963,866)  $   (365,401)  $   (642,592)  $   (907,851)
    Net realized gains (losses) from
     securities transactions                   2,131,655      3,935,535       (107,711)       193,354        285,392      1,242,250
    Change in net unrealized appreciation
      (depreciation) of investments           21,622,577      9,792,606     10,556,936      3,886,517     15,064,228     13,713,320
                                            ------------   ------------   ------------   ------------   ------------   ------------
    Increase (decrease) in net assets
     from operations                          23,587,404     14,386,090      9,485,359      3,714,470     14,707,028     14,047,719
                                            ------------   ------------   ------------   ------------   ------------   ------------
From capital transactions
      Net proceeds from units sold            41,860,800     22,895,918     10,908,137      5,094,913     11,956,117     10,090,220
      Cost of units redeemed                 (13,329,950)   (15,258,675)    (3,412,370)    (1,135,168)    (4,614,370)    (3,847,878)
      Annuity benefit payments                         0              0              0              0              0              0
      Net transfers                           37,025,366     23,681,563      9,912,223      1,572,039     11,932,315     13,865,345
      Contract maintenance charge                (53,263)       (36,772)       (12,125)        (5,662)       (13,954)       (11,965)
                                            ------------   ------------   ------------   ------------   ------------   ------------
    Increase (decrease) in net assets
     from capital tansactions                 65,502,953     31,282,034     17,395,865      5,526,122     19,260,108     20,095,722
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets             89,090,357     45,668,124     26,881,224      9,240,592     33,967,136     34,143,441
Net assets at beginning of period            179,524,903    146,699,325     45,250,524     18,323,498     57,267,796     35,910,398
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period                 $268,615,260   $192,367,449   $ 72,131,748   $ 27,564,090   $ 91,234,932   $ 70,053,839
                                            ============   ============   ============   ============   ============   ============
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
    Units sold                                 1,207,867        629,042        601,944        224,226        414,611        325,230
    Units redeemed                              (335,553)      (407,274)      (126,319)       (42,798)      (119,810)       (83,783)
    Units transferred                            846,155        554,999        447,750        143,765        384,744        324,388
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding       1,718,469        776,767        923,375        325,193        679,545        565,835
Beginning units                                4,992,135      3,892,566      1,582,907        801,850      1,567,516        824,723
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                   6,710,604      4,669,333      2,506,282      1,127,043      2,247,061      1,390,558
                                            ============   ============   ============   ============   ============   ============
Contracts with total expenses of 1.52%:
    Units sold                                         -              -              -              -              -              -
    Units redeemed                                     -              -              -              -              -              -
    Units transferred                                  -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               -              -              -              -              -              -
Beginning units                                        -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           -              -              -              -              -              -
                                            ============   ============   ============   ============   ============   ============
Contracts with total expenses of 1.55%:
    Units sold                                   293,570        144,778        113,155         52,743        100,343         67,493
    Units redeemed                               (29,371)       (30,822)       (10,159)        (3,992)       (10,521)        (4,534)
    Units transferred                            169,323        123,466         81,621          4,745         99,983         39,541
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding         433,522        237,422        184,617         53,496        189,805        102,500
Beginning units                                  477,296        383,364        226,901         73,579        234,655        144,167
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                     910,818        620,786        411,518        127,075        424,460        246,667
                                            ============   ============   ============   ============   ============   ============

Contracts with total expenses of 1.65%:
    Units sold                                 1,348,264        766,139        630,238        287,941        509,984        340,497
    Units redeemed                              (550,468)      (655,831)      (297,531)       (82,853)      (279,772)      (200,619)
    Units transferred                          1,526,307        939,224        706,489         44,337        589,561        692,960
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding       2,324,103      1,049,532      1,039,196        249,425        819,773        832,838
Beginning units                                8,138,037      6,677,871      4,759,504      1,562,051      4,191,773      2,464,580
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                  10,462,140      7,727,403      5,798,700      1,811,476      5,011,546      3,297,418
                                            ============   ============   ============   ============   ============   ============

Contracts with total expenses of 1.70%:
    Units sold                                   121,708         83,144         56,095         17,739         31,609         35,607
    Units redeemed                               (28,603)        (5,228)        (5,948)          (827)        (5,375)        (5,159)
    Units transferred                             92,447         87,704         37,455          6,176         26,811         19,965
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding         185,552        165,620         87,602         23,088         53,045         50,413
Beginning units                                  222,032        134,998         52,218         16,100         55,661         51,807
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                     407,584        300,618        139,820         39,188        108,706        102,220
                                            ============   ============   ============   ============   ============   ============

Contracts with total expenses of 1.95%:
    Units sold                                    65,144         35,737         31,608         23,406         36,865         24,294
    Units redeemed                                (8,145)        (3,771)          (469)          (859)        (1,753)          (809)
    Units transferred                             46,329         28,426         13,037         (2,218)         8,261         28,537
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding         103,328         60,392         44,176         20,329         43,373         52,022
Beginning units                                  173,393        223,464         57,652         18,823         56,584         35,880
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                     276,721        283,856        101,828         39,152         99,957         87,902
                                            ============   ============   ============   ============   ============   ============

                                                Mid Cap
                                                 Value        Small Cap
                                               Portfolio      Portfolio
                                               (Class 2)      (Class 2)
                                              ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                  $   (663,222)  $   (813,514)
    Net realized gains (losses) from
     securities transactions                       943,679      1,052,981
    Change in net unrealized appreciation
      (depreciation) of investments             16,606,669      9,369,082
                                              ------------   ------------
    Increase (decrease) in net assets
     from operations                            16,887,126      9,608,549
                                              ------------   ------------
From capital transactions
      Net proceeds from units sold               9,633,421     10,999,380
      Cost of units redeemed                    (4,605,608)    (3,453,579)
      Annuity benefit payments                           0              0
      Net transfers                             11,907,780     13,410,186
      Contract maintenance charge                  (14,314)       (10,705)
                                              ------------   ------------
    Increase (decrease) in net assets
     from capital tansactions                   16,921,279     20,945,282
                                              ------------   ------------
Increase (decrease) in net assets               33,808,405     30,553,831
Net assets at beginning of period               49,036,878     30,985,906
                                              ------------   ------------
Net assets at end of period                   $ 82,845,283   $ 61,539,737
                                              ============   ============
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
    Units sold                                     227,652        475,663
    Units redeemed                                (117,946)      (102,792)
    Units transferred                              200,027        397,045
                                              ------------   ------------
Increase (decrease) in units outstanding           309,733        769,916
Beginning units                                  1,052,997        961,897
                                              ------------   ------------
Ending units                                     1,362,730      1,731,813
                                              ============   ============
Contracts with total expenses of 1.52%:
    Units sold                                           -              -
    Units redeemed                                       -              -
    Units transferred                                    -              -
                                              ------------   ------------
Increase (decrease) in units outstanding                 -              -
Beginning units                                          -              -
                                              ------------   ------------
Ending units                                             -              -
                                              ============   ============

Contracts with total expenses of 1.55%:
    Units sold                                      65,727         90,345
    Units redeemed                                  (3,408)        (6,263)
    Units transferred                               41,311         50,140
                                              ------------   ------------
Increase (decrease) in units outstanding           103,630        134,222
Beginning units                                    102,439        150,877
                                              ------------   ------------
Ending units                                       206,069        285,099
                                              ============   ============

Contracts with total expenses of 1.65%:
    Units sold                                     277,790        446,708
    Units redeemed                                (160,629)      (222,489)
    Units transferred                              489,909        832,960
                                              ------------   ------------
Increase (decrease) in units outstanding           607,070      1,057,179
Beginning units                                  2,521,558      2,645,470
                                              ------------   ------------
Ending units                                     3,128,628      3,702,649
                                              ============   ============

Contracts with total expenses of 1.70%:
    Units sold                                      21,263         51,110
    Units redeemed                                  (3,577)        (3,636)
    Units transferred                               22,370         34,737
                                              ------------   ------------
Increase (decrease) in units outstanding            40,056         82,211
Beginning units                                     30,301         43,960
                                              ------------   ------------
Ending units                                        70,357        126,171
                                              ============   ============

Contracts with total expenses of 1.95%:
    Units sold                                      28,251         36,972
    Units redeemed                                    (825)        (1,187)
    Units transferred                                7,702         32,715
                                              ------------   ------------
Increase (decrease) in units outstanding            35,128         68,500
Beginning units                                     46,297         43,578
                                              ------------   ------------
Ending units                                        81,425        112,078
                                              ============   ============

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)


                                                 International      Diversified         Cash            Focus        Focus Growth
                                                     Equity        Fixed Income       Management        Growth        and Income
                                                   Portfolio         Portfolio        Portfolio        Portfolio      Portfolio
                                                    (Class 2)        (Class 2)        (Class 2)        (Class 2)      (Class 2)
                                                  ------------     -------------     ------------     ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                      $   (276,350)    $     870,502     $   (452,841)    $   (914,898)  $   (611,360)
     Net realized gains (losses) from
          securities transactions                    1,595,963         1,890,516         (177,761)         897,765        840,786
     Change in net unrealized appreciation
         (depreciation) of investments               9,146,609        (3,940,356)         (40,305)      11,932,963      5,637,893
                                                  ------------     -------------     ------------     ------------   ------------
     Increase (decrease) in net assets from
         operations                                 10,466,222        (1,179,338)        (670,907)      11,915,830      5,867,319
                                                  ------------     -------------     ------------     ------------   ------------
From capital transactions

         Net proceeds from units sold               11,033,544        21,498,206       24,299,858       14,126,417     10,505,364
         Cost of units redeemed                     (4,530,367)      (12,113,171)     (19,105,720)      (4,484,265)    (2,222,238)
         Annuity benefit payments                            0                 0                0                0              0
         Net transfers                              12,177,012       (20,733,335)      (5,419,244)       8,223,869     13,287,380
         Contract maintenance charge                    (7,015)          (22,833)          (8,077)         (18,076)        (7,664)
                                                  ------------     -------------     ------------     ------------   ------------
     Increase (decrease) in net assets from
         capital transactions                       18,673,174       (11,371,133)        (233,183)      17,847,945     21,562,842
                                                  ------------     -------------     ------------     ------------   ------------
Increase (decrease) in net assets                   29,139,396       (12,550,471)        (904,090)      29,763,775     27,430,161
Net assets at beginning of period                   30,120,703       142,395,670       50,041,649       36,675,271     22,237,737
                                                  ------------     -------------     ------------     ------------   ------------
Net assets at end of period                       $ 59,260,099     $ 129,845,199     $ 49,137,559     $ 66,439,046   $ 49,667,898
                                                  ============     =============     ============     ============   ============
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
     Units sold                                        796,531           978,244          889,973        1,056,278        552,983
     Units redeemed                                   (448,997)         (459,016)      (1,388,897)        (252,088)      (109,565)
     Units transferred                                  50,642          (294,235)         633,182          325,179        396,730
                                                  ------------     -------------     ------------     ------------   ------------
Increase (decrease) in units outstanding               398,176           224,993          134,258        1,129,369        840,148
Beginning units                                      2,151,847         3,456,342        1,941,412        2,221,909        952,184
                                                  ------------     -------------     ------------     ------------   ------------
Ending units                                         2,550,023         3,681,335        2,075,670        3,351,278      1,792,332
                                                  ============     =============     ============     ============   ============
Contracts with total expenses of 1.52%:
     Units sold                                              -                 -                -                -              -
     Units redeemed                                          -                 -                -                -              -
     Units transferred                                       -                 -                -                -              -
                                                  ------------     -------------     ------------     ------------   ------------
Increase (decrease) in units outstanding                     -                 -                -                -              -
Beginning units                                              -                 -                -                -              -
                                                  ------------     -------------     ------------     ------------   ------------
Ending units                                                 -                 -                -                -              -
                                                  ============     =============     ============     ============   ============
Contracts with total expenses of 1.55%:
     Units sold                                        106,305           151,374          263,082          121,223        121,645
     Units redeemed                                     (9,039)          (24,327)         (14,564)          (7,215)        (3,880)
     Units transferred                                 199,436           106,068         (319,844)          59,859         56,293
                                                  ------------     -------------     ------------     ------------   ------------
Increase (decrease) in units outstanding               296,702           233,115          (71,326)         173,867        174,058
Beginning units                                        271,634           380,308          285,550          220,869        113,993
                                                  ------------     -------------     ------------     ------------   ------------
Ending units                                           568,336           613,423          214,224          394,736        288,051
                                                  ============     =============     ============     ============   ============
Contracts with total expenses of 1.65%:
     Units sold                                        539,153           630,369          878,231          824,402        508,952
     Units redeemed                                   (200,313)         (538,434)        (346,006)        (381,033)      (147,198)
     Units transferred                               1,250,783        (1,647,231)        (647,837)         803,004      1,102,170
                                                  ------------     -------------     ------------     ------------   ------------
Increase (decrease) in units outstanding             1,589,623        (1,555,296)        (115,612)       1,246,373      1,463,924
Beginning units                                      2,699,673         8,116,122        2,311,296        4,048,644      1,934,738
                                                  ------------     -------------     ------------     ------------   ------------
Ending units                                         4,289,296         6,560,826        2,195,684        5,295,017      3,398,662
                                                  ============     =============     ============     ============   ============
Contracts with total expenses of 1.70%:
     Units sold                                         38,973            34,303           33,391           79,738         27,533
     Units redeemed                                     (1,246)           (6,535)          (5,179)          (4,264)        (2,542)
     Units transferred                                  38,353            49,381          (36,317)          40,899         34,923
                                                  ------------     -------------     ------------     ------------   ------------
Increase (decrease) in units outstanding                76,080            77,149           (8,105)         116,373         59,914
Beginning units                                         34,369            78,013           75,133           69,448         44,677
                                                  ------------     -------------     ------------     ------------   ------------
Ending units                                           110,449           155,162           67,028          185,821        104,591
                                                  ============     =============     ============     ============   ============
Contracts with total expenses of 1.95%:
     Units sold                                         49,063            42,656          212,023           44,691         31,902
     Units redeemed                                         (7)           (5,788)         (30,050)          (1,242)          (809)
     Units transferred                                  23,796           (19,417)        (141,970)          49,282         26,032
                                                  ------------     -------------     ------------     ------------   ------------
Increase (decrease) in units outstanding                72,852            17,451           40,003           92,731         57,125
Beginning units                                         22,345           174,520           55,443           41,931         27,407
                                                  ------------     -------------     ------------     ------------   ------------
Ending units                                            95,197           191,971           95,446          134,662         84,532
                                                  ============     =============     ============     ============   ============


                                                    Focus            Focus
                                                    Value           TechNet           Growth
                                                  Portfolio        Portfolio         Strategy
                                                  (Class 2)        (Class 2)         (Class 3)
                                                 ------------     ------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:

Net investment income (loss)                     $   (589,556)    $   (332,246)    $     (23,003)
     Net realized gains (losses) from
          securities transactions                   1,055,512        2,156,002            34,502
     Change in net unrealized appreciation
         (depreciation) of investments              7,454,787        4,792,261          (254,562)
                                                 ------------     ------------     -------------
     Increase (decrease) in net assets from
         operations                                 7,920,743        6,616,017          (243,063)
                                                 ------------     ------------     -------------
From capital transactions

         Net proceeds from units sold               11,780,057       6,733,421        10,061,691
         Cost of units redeemed                    (2,494,323)      (1,529,481)          (31,826)
         Annuity benefit payments                           0                0                 0
         Net transfers                              9,488,098        6,447,066           848,501
         Contract maintenance charge                   (8,673)          (5,833)                0
                                                 ------------     ------------     -------------
     Increase (decrease) in net assets
       from capital transactions                   18,765,159       11,645,173        10,878,366
                                                 ------------     ------------     -------------
Increase (decrease) in net assets                  26,685,902       18,261,190        10,635,303
Net assets at beginning of period                  21,014,443       10,693,989            36,337
                                                 ------------     ------------     -------------
Net assets at end of period                      $ 47,700,345     $ 28,955,179     $  10,671,640
                                                 ============     ============     =============
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
     Units sold                                       527,420        1,007,247           243,454
     Units redeemed                                  (118,030)        (170,442)           (1,100)
     Units transferred                                332,313          287,258            43,067
                                                 ------------     ------------     -------------
Increase (decrease) in units outstanding              741,703        1,124,063           285,421
Beginning units                                       891,278        1,612,980                 -
                                                 ------------     ------------     -------------
Ending units                                        1,632,981        2,737,043           285,421
                                                 ============     ============     =============
Contracts with total expenses of 1.52%:
     Units sold                                             -                -                 -
     Units redeemed                                         -                -                 -
     Units transferred                                      -                -                 -
                                                 ------------     ------------     -------------
Increase (decrease) in units outstanding                    -                -                 -
Beginning units                                             -                -                 -
                                                 ------------     ------------     -------------
Ending units                                                -                -                 -
                                                 ============     ============     =============
Contracts with total expenses of 1.55%:
     Units sold                                        47,159           47,030            23,435
     Units redeemed                                    (2,610)          (1,258)             (392)
     Units transferred                                 30,783           31,970             3,575
                                                 ------------     ------------     -------------
Increase (decrease) in units outstanding               75,332           77,742            26,618
Beginning units                                       103,476          133,469               290
                                                 ------------     ------------     -------------
Ending units                                          178,808          211,211            26,908
                                                 ============     ============     =============
Contracts with total expenses of 1.65%:
     Units sold                                       365,010          626,185           364,948
     Units redeemed                                   (83,648)        (177,390)              (63)
     Units transferred                                437,370        1,008,509             6,973
                                                 ------------     ------------     -------------
Increase (decrease) in units outstanding              718,732        1,457,304           371,858
Beginning units                                     1,148,040        1,595,909                 -
                                                 ------------     ------------     -------------
Ending units                                        1,866,772        3,053,213           371,858
                                                 ============     ============     =============
Contracts with total expenses of 1.70%:
     Units sold                                        46,785           38,595            10,844
     Units redeemed                                    (1,948)         (12,054)             (218)
     Units transferred                                 26,285           32,894             1,921
                                                 ------------     ------------     -------------
Increase (decrease) in units outstanding               71,122           59,435            12,547
Beginning units                                        42,177          252,634             2,541
                                                 ------------     ------------     -------------
Ending units                                          113,299          312,069            15,088
                                                 ============     ============     =============
Contracts with total expenses of 1.95%:
     Units sold                                        31,083           13,919            21,606
     Units redeemed                                    (1,778)          (1,313)             (338)
     Units transferred                                 27,591           53,850                (8)
                                                 ------------     ------------     -------------
Increase (decrease) in units outstanding               56,896           66,456            21,260
Beginning units                                        50,214           61,135                 8
                                                 ------------     ------------     -------------
Ending units                                          107,110          127,591            21,268
                                                 ============     ============     =============

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)


                                                       Moderate         Balanced       Conservative      Large Cap       Large Cap
                                                        Growth           Growth           Growth          Growth         Composite
                                                      Strategy          Strategy         Strategy        Portfolio       Portfolio
                                                      (Class 3)         (Class 3)        (Class 3)       (Class 3)       (Class 3)
                                                     ------------     ------------     ------------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                         $    (53,060)    $    (34,680)    $     (9,725)    $   (20,765)    $    (9,518)
     Net realized gains (losses) from
         securities transactions                           60,810          272,651          184,103           6,908          16,685
     Change in net unrealized appreciation
         (depreciation) of investments                   (565,325)        (346,069)        (321,276)        (53,267)        (38,609)
                                                     ------------     ------------     ------------     -----------     -----------
     Increase (decrease) in net assets from
         operations                                      (557,575)        (108,098)        (146,898)        (67,124)        (31,442)
                                                     ------------     ------------     ------------     -----------     -----------
From capital transactions
         Net proceeds from units sold                  23,606,507       22,638,650       15,660,603       5,874,709       2,459,092
         Cost of units redeemed                           (57,845)        (324,233)        (375,324)        (21,174)        (11,283)
         Annuity benefit payments                               0                0                0               0               0
         Net transfers                                  1,953,203          689,668        1,264,025       1,311,449         193,962
         Contract maintenance charge                            0                0                0               0               0
                                                     ------------     ------------     ------------     -----------     -----------
     Increase (decrease) in net assets from
         capital transactions                          25,501,865       23,004,085       16,549,304       7,164,984       2,641,771
                                                     ------------     ------------     ------------     -----------     -----------
Increase (decrease) in net assets                      24,944,290       22,895,987       16,402,406       7,097,860       2,610,329
Net assets at beginning of period                         223,550          415,754           32,812          49,212           2,299
                                                     ------------     ------------     ------------     -----------     -----------
Net assets at end of period                          $ 25,167,840     $ 23,311,741     $ 16,435,218     $ 7,147,072     $ 2,612,628
                                                     ============     ============     ============     ===========     ===========
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
     Units sold                                           796,386          477,878          389,628         312,445         131,904
     Units redeemed                                        (2,097)          (7,533)            (573)           (544)           (224)
     Units transferred                                     34,472           (7,899)          30,828          88,907          26,448
                                                     ------------     ------------     ------------     -----------     -----------
Increase (decrease) in units outstanding                  828,761          462,446          419,883         400,808         158,128
Beginning units                                                 -                -                -               -               -
                                                     ------------     ------------     ------------     -----------     -----------
Ending units                                              828,761          462,446          419,883         400,808         158,128
                                                     ============     ============     ============     ===========     ===========
Contracts with total expenses of 1.52%:
     Units sold                                                 -                -                -               -               -
     Units redeemed                                             -                -                -               -               -
     Units transferred                                          -                -                -               -               -
                                                     ------------     ------------     ------------     -----------     -----------
Increase (decrease) in units outstanding                        -                -                -               -               -
Beginning units                                                 -                -                -               -               -
                                                     ------------     ------------     ------------     -----------     -----------
Ending units                                                    -                -                -               -               -
                                                     ============     ============     ============     ===========     ===========
Contracts with total expenses of 1.55%:
     Units sold                                            48,393          121,466          215,794          29,469          40,920
     Units redeemed                                        (1,637)          (7,657)         (19,967)            (96)           (739)
     Units transferred                                     16,573            8,670           46,024          21,269         (10,134)
                                                     ------------     ------------     ------------     -----------     -----------
Increase (decrease) in units outstanding                   63,329          122,479          241,851          50,642          30,047
Beginning units                                               874           17,239            1,694           3,638             281
                                                     ------------     ------------     ------------     -----------     -----------
Ending units                                               64,203          139,718          243,545          54,280          30,328
                                                     ============     ============     ============     ===========     ===========

Contracts with total expenses of 1.65%:
     Units sold                                           674,381          573,895          397,499         315,705          75,072
     Units redeemed                                          (134)            (897)          (2,233)         (1,063)            (17)
     Units transferred                                     78,834           12,639          (21,001)         43,530           2,820
                                                     ------------     ------------     ------------     -----------     -----------
Increase (decrease) in units outstanding                  753,081          585,637          374,265         358,172          77,875
Beginning units                                                 -                -                -               -               -
                                                     ------------     ------------     ------------     -----------     -----------
Ending units                                              753,081          585,637          374,265         358,172          77,875
                                                     ============     ============     ============     ===========     ===========
Contracts with total expenses of 1.70%:
     Units sold                                            31,630           97,349           29,936          43,236          20,022
     Units redeemed                                             -             (246)          (2,968)           (135)           (163)
     Units transferred                                        877            7,488           22,028           3,494           2,287
                                                     ------------     ------------     ------------     -----------     -----------
Increase (decrease) in units outstanding                   32,507          104,591           48,996          46,595          22,146
Beginning units                                            16,596            5,918              798              16              14
                                                     ------------     ------------     ------------     -----------     -----------
Ending units                                               49,103          110,509           49,794          46,611          22,160
                                                     ============     ============     ============     ===========     ===========
Contracts with total expenses of 1.95%:
     Units sold                                            21,745          303,509           60,616          20,800           8,554
     Units redeemed                                             -           (5,813)               -            (774)            (92)
     Units transferred                                          3           28,866           11,171           2,430             487
                                                     ------------     ------------     ------------     -----------     -----------
Increase (decrease) in units outstanding                   21,748          326,562           71,787          22,456           8,949
Beginning units                                                 8            9,352                8           3,614              14
                                                     ------------     ------------     ------------     -----------     -----------
Ending units                                               21,756          335,914           71,795          26,070           8,963
                                                     ============     ============     ============     ===========     ===========

                                                      Large Cap        Mid Cap         Mid Cap
                                                        Value          Growth           Value
                                                      Portfolio       Portfolio       Portfolio
                                                      (Class 3)       (Class 3)       (Class 3)
                                                     -----------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                         $   (20,065)    $   (26,164)    $   (19,223)
     Net realized gains (losses) from
         securities transactions                          13,156          42,840           9,688
     Change in net unrealized appreciation
         (depreciation) of investments                   (69,741)        (63,395)         25,116
                                                     -----------     -----------     -----------
     Increase (decrease) in net assets from
         operations                                      (76,650)        (46,719)         15,581
                                                     -----------     -----------     -----------
From capital transactions
         Net proceeds from units sold                  6,477,496       6,534,998       6,020,438
         Cost of units redeemed                          (25,982)        (39,152)        (28,601)
         Annuity benefit payments                              0               0               0
         Net transfers                                   690,010         950,180         722,292
         Contract maintenance charge                           0              (4)              0
                                                     -----------     -----------     -----------
     Increase (decrease) in net assets from
         capital transactions                          7,141,524       7,446,022       6,714,129
                                                     -----------     -----------     -----------
Increase (decrease) in net assets                      7,064,874       7,399,303       6,729,710
Net assets at beginning of period                         49,751          43,086          43,996
                                                     -----------     -----------     -----------
Net assets at end of period                          $ 7,114,625     $ 7,442,389     $ 6,773,706
                                                     ===========     ===========     ===========
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
     Units sold                                          233,910         217,276         170,639
     Units redeemed                                         (350)           (491)           (282)
     Units transferred                                    19,188          20,711          14,599
                                                     -----------     -----------     -----------
Increase (decrease) in units outstanding                 252,748         237,496         184,956
Beginning units                                                -               -               -
                                                     -----------     -----------     -----------
Ending units                                             252,748         237,496         184,956
                                                     ===========     ===========     ===========
Contracts with total expenses of 1.52%:
     Units sold                                                -               -               -
     Units redeemed                                            -               -               -
     Units transferred                                         -               -               -
                                                     -----------     -----------     -----------
Increase (decrease) in units outstanding                       -               -               -
Beginning units                                                -               -               -
                                                     -----------     -----------     -----------
Ending units                                                   -               -               -
                                                     ===========     ===========     ===========
Contracts with total expenses of 1.55%:
     Units sold                                           25,596          21,381          18,072
     Units redeemed                                         (207)           (241)           (278)
     Units transferred                                    12,551          10,240          12,871
                                                     -----------     -----------     -----------
Increase (decrease) in units outstanding                  37,940          31,380          30,665
Beginning units                                            2,728           3,501           3,525
                                                     -----------     -----------     -----------
Ending units                                              40,668          34,881          34,190
                                                     ===========     ===========     ===========

Contracts with total expenses of 1.65%:
     Units sold                                          236,131         195,640         133,687
     Units redeemed                                       (1,030)         (1,245)           (459)
     Units transferred                                    24,172          31,541          13,567
                                                     -----------     -----------     -----------
Increase (decrease) in units outstanding                 259,273         225,936         146,795
Beginning units                                                -               -               -
                                                     -----------     -----------     -----------
Ending units                                             259,273         225,936         146,795
                                                     ===========     ===========     ===========
Contracts with total expenses of 1.70%:
     Units sold                                           37,205          27,834          21,769
     Units redeemed                                          (95)            (51)           (250)
     Units transferred                                     3,139           5,159             516
                                                     -----------     -----------     -----------
Increase (decrease) in units outstanding                  40,249          32,942          22,035
Beginning units                                               12              11               9
                                                     -----------     -----------     -----------
Ending units                                              40,261          32,953          22,044
                                                     ===========     ===========     ===========
Contracts with total expenses of 1.95%:
     Units sold                                           19,968           9,063           9,660
     Units redeemed                                         (559)           (797)           (417)
     Units transferred                                     1,198           3,503             946
                                                     -----------     -----------     -----------
Increase (decrease) in units outstanding                  20,607          11,769          10,189
Beginning units                                            2,691             688               9
                                                     -----------     -----------     -----------
Ending units                                              23,298          12,457          10,198
                                                     ===========     ===========     ===========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                                                 International    Diversified         Cash           Focus
                                                   Small Cap        Equity        Fixed Income      Management       Growth
                                                   Portfolio       Portfolio       Portfolio        Portfolio       Portfolio
                                                   (Class 3)       (Class 3)        (Class 3)       (Class 3)       (Class 3)
                                                  -----------     -----------     ------------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                      $   (24,368)    $   (15,196)    $     (4,530)    $   (21,911)    $   (25,898)
     Net realized gains (losses) from
         securities transactions                       55,468         136,129          (25,468)         (8,534)         31,906
     Change in net unrealized appreciation
         (depreciation) of investments               (299,706)        (10,318)        (193,048)         (4,961)       (205,129)
                                                  -----------     -----------     ------------     -----------     -----------
     Increase (decrease) in net assets from
          operations                                 (268,606)        110,615         (223,046)        (35,406)       (199,121)
                                                  -----------     -----------     ------------     -----------     -----------

From capital transactions

         Net proceeds from units sold               6,499,134       4,753,748        8,080,856       9,455,621       8,583,507
         Cost of units redeemed                       (31,699)        (15,477)        (392,841)     (2,078,256)        (45,342)
         Annuity benefit payments                           0               0                0               0               0
         Net transfers                                786,048         721,194          547,766      (1,049,105)        164,480
         Contract maintenance charge                       (3)              0                0               0             (10)
                                                  -----------     -----------     ------------     -----------     -----------
     Increase (decrease) in net assets from
         capital transactions                       7,253,480       5,459,465        8,235,781       6,328,260       8,702,635
                                                  -----------     -----------     ------------     -----------     -----------

Increase (decrease) in net assets                   6,984,874       5,570,080        8,012,735       6,292,854       8,503,514
Net assets at beginning of period                      25,364          59,092        1,727,262         248,498           6,577
                                                  -----------     -----------     ------------     -----------     -----------
Net assets at end of period                       $ 7,010,238     $ 5,629,172     $  9,739,997     $ 6,541,352     $ 8,510,091
                                                  ===========     ===========     ============     ===========     ===========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
     Units sold                                       294,984         308,428          301,116         360,110         616,384
     Units redeemed                                      (728)           (412)            (809)         (2,254)           (967)
     Units transferred                                 36,011          39,030           22,752         (19,632)         23,017
                                                  -----------     -----------     ------------     -----------     -----------
Increase (decrease) in units outstanding              330,267         347,046          323,059         338,224         638,434
Beginning units                                             -               -                -               -               -
                                                  -----------     -----------     ------------     -----------     -----------
Ending units                                          330,267         347,046          323,059         338,224         638,434
                                                  ===========     ===========     ============     ===========     ===========
Contracts with total expenses of 1.52%:
     Units sold                                             -               -                -               -               -
     Units redeemed                                         -               -                -               -               -
     Units transferred                                      -               -                -               -               -
                                                  -----------     -----------     ------------     -----------     -----------
Increase (decrease) in units outstanding                    -               -                -               -               -
Beginning units                                             -               -                -               -               -
                                                  -----------     -----------     ------------     -----------     -----------
Ending units                                                -               -                -               -               -
                                                  ===========     ===========     ============     ===========     ===========
Contracts with total expenses of 1.55%:
     Units sold                                        21,751          29,057          167,377         325,345          93,870
     Units redeemed                                       (60)            (93)         (11,233)       (182,314)         (4,121)
     Units transferred                                 15,869          10,617            2,018           9,456         (22,006)
                                                  -----------     -----------     ------------     -----------     -----------
Increase (decrease) in units outstanding               37,560          39,581          158,162         152,487          67,743
Beginning units                                         3,095           8,801           96,751             275              19
                                                  -----------     -----------     ------------     -----------     -----------
Ending units                                           40,655          48,382          254,913         152,762          67,762
                                                  ===========     ===========     ============     ===========     ===========
Contracts with total expenses of 1.65%:
     Units sold                                       236,573         231,202          145,939         180,620         438,365
     Units redeemed                                      (993)         (1,003)            (218)         (1,989)           (603)
     Units transferred                                 17,576          41,757           43,025         (90,402)          9,911
                                                  -----------     -----------     ------------     -----------     -----------
Increase (decrease) in units outstanding              253,156         271,956          188,746          88,229         447,673
Beginning units                                             -               -                -               -               -
                                                  -----------     -----------     ------------     -----------     -----------
Ending units                                          253,156         271,956          188,746          88,229         447,673
                                                  ===========     ===========     ============     ===========     ===========
Contracts with total expenses of 1.70%:
     Units sold                                        36,849          28,275           14,905          23,191          13,261
     Units redeemed                                      (393)           (139)         (20,983)           (281)              -
     Units transferred                                  1,520          13,705           (8,624)              -           5,239
                                                  -----------     -----------     ------------     -----------     -----------
Increase (decrease) in units outstanding               37,976          41,841          (14,702)         22,910          18,500
Beginning units                                            13              17           36,523           5,144           1,141
                                                  -----------     -----------     ------------     -----------     -----------
Ending units                                           37,989          41,858           21,821          28,054          19,641
                                                  ===========     ===========     ============     ===========     ===========
Contracts with total expenses of 1.95%:
     Units sold                                        12,866           9,912           59,171               -          16,055
     Units redeemed                                      (797)           (289)            (906)         (8,003)           (476)
     Units transferred                                  3,493           2,651          (19,230)          1,077           8,414
                                                  -----------     -----------     ------------     -----------     -----------
Increase (decrease) in units outstanding               15,562          12,274           39,035          (6,926)         23,993
Beginning units                                            13           1,344           18,070          17,724              19
                                                  -----------     -----------     ------------     -----------     -----------
Ending units                                           15,575          13,618           57,105          10,798          24,012
                                                  ===========     ===========     ============     ===========     ===========

                                             Focus Growth        Focus          Focus
                                              and Income         Value        TechNet
                                               Portfolio       Portfolio      Portfolio
                                               (Class 3)       (Class 3)      (Class 3)
                                              -----------     -----------     ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                  $   (28,716)    $   (17,472)    $  (14,863)
     Net realized gains (losses) from
         securities transactions                   23,940           7,004         12,936
     Change in net unrealized appreciation
         (depreciation) of investments            (98,049)       (115,402)        30,398
                                              -----------     -----------     ----------
     Increase (decrease) in net assets from
          operations                             (102,825)       (125,870)        28,471
                                              -----------     -----------     ----------

From capital transactions

         Net proceeds from units sold           8,247,767       5,262,773      4,333,023
         Cost of units redeemed                   (50,992)        (42,767)       (51,048)
         Annuity benefit payments                       0               0              0
         Net transfers                            885,453         386,230        270,085
         Contract maintenance charge                  (11)              0             (7)
                                              -----------     -----------     ----------
     Increase (decrease) in net assets from
         capital transactions                   9,082,217       5,606,236      4,552,053
                                              -----------     -----------     ----------

Increase (decrease) in net assets               8,979,392       5,480,366      4,580,524
Net assets at beginning of period                  76,908          16,771            354
                                              -----------     -----------     ----------
Net assets at end of period                   $ 9,056,300     $ 5,497,137      4,580,878
                                              ===========     ===========     ==========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
     Units sold                                   358,309         196,148        631,030
     Units redeemed                                  (812)           (143)        (1,114)
     Units transferred                             34,255          17,869         (7,954)
                                              -----------     -----------     ----------
Increase (decrease) in units outstanding          391,752         213,874        621,962
Beginning units                                         -               -              -
                                              -----------     -----------     ----------
Ending units                                      391,752         213,874        621,962
                                              ===========     ===========     ==========
Contracts with total expenses of 1.52%:
     Units sold                                         -               -              -
     Units redeemed                                     -               -              -
     Units transferred                                  -               -              -
                                              -----------     -----------     ----------
Increase (decrease) in units outstanding                -               -              -
Beginning units                                         -               -              -
                                              -----------     -----------     ----------
Ending units                                            -               -              -
                                              ===========     ===========     ==========
Contracts with total expenses of 1.55%:
     Units sold                                    46,305          39,900         68,936
     Units redeemed                                (3,303)         (2,893)        (8,472)
     Units transferred                             29,919           9,506          4,514
                                              -----------     -----------     ----------
Increase (decrease) in units outstanding           72,921          46,513         64,978
Beginning units                                     9,721           1,339             43
                                              -----------     -----------     ----------
Ending units                                       82,642          47,852         65,021
                                              ===========     ===========     ==========
Contracts with total expenses of 1.65%:
     Units sold                                   387,194         169,063        263,213
     Units redeemed                                (1,153)            (66)        (1,954)
     Units transferred                             19,617           1,930         32,552
                                              -----------     -----------     ----------
Increase (decrease) in units outstanding          405,658         170,927        293,811
Beginning units                                         -               -              -
                                              -----------     -----------     ----------
Ending units                                      405,658         170,927        293,811
                                              ===========     ===========     ==========
Contracts with total expenses of 1.70%:
     Units sold                                    91,552           6,973         25,003
     Units redeemed                                   (11)           (279)           (59)
     Units transferred                              7,326           1,835         22,537
                                              -----------     -----------     ----------
Increase (decrease) in units outstanding           98,867           8,529         47,481
Beginning units                                       558             442             42
                                              -----------     -----------     ----------
Ending units                                       99,425           8,971         47,523
                                              ===========     ===========     ==========
Contracts with total expenses of 1.95%:
     Units sold                                    35,084           8,031          3,125
     Units redeemed                                  (321)            (24)           (82)
     Units transferred                              9,611             131          6,764
                                              -----------     -----------     ----------
Increase (decrease) in units outstanding           44,374           8,138          9,807
Beginning units                                        15              12             42
                                              -----------     -----------     ----------
Ending units                                       44,389           8,150          9,849
                                              ===========     ===========     ==========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003

                                                                                     Moderate        Balanced      Conservative
                                                                       Growth         Growth          Growth          Growth
                                                                      Strategy       Strategy        Strategy        Strategy
                                                                     (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $    (389,622)  $      10,097   $     353,997   $     509,047
      Net realized gains (losses) from securities
          transactions                                               (20,726,972)    (16,488,935)     (6,981,346)     (3,193,978)
      Change in net unrealized appreciation
          (depreciation) of investments                                2,505,496         124,433        (994,593)         41,190
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations              (18,611,098)    (16,354,405)     (7,621,942)     (2,643,741)
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                   839,437         587,915         279,729         670,187
          Cost of units redeemed                                     (12,467,392)    (12,390,961)    (10,463,975)    (10,420,128)
          Annuity benefit payments                                      (145,396)       (133,807)        (73,820)        (96,069)
          Net transfers                                              (19,453,333)    (19,325,066)     (5,973,398)      1,673,622
          Contract maintenance charge                                    (85,687)        (71,245)        (47,697)        (29,200)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions    (31,312,371)    (31,333,164)    (16,279,161)     (8,201,588)
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                    (49,923,469)    (47,687,569)    (23,901,103)    (10,845,329)
Net assets at beginning of period                                    157,031,366     166,340,750     119,574,001      85,371,281
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $ 107,107,897   $ 118,653,181   $  95,672,898   $  74,525,952
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                          65,427          46,380          21,190          52,901
      Units redeemed                                                    (990,391)       (969,969)       (808,233)       (818,212)
      Units transferred                                               (1,554,463)     (1,537,130)       (460,158)        125,914
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                              (2,479,427)     (2,460,719)     (1,247,201)       (639,397)
Beginning units                                                       10,664,696      11,489,842       8,482,162       6,217,833
                                                                   -------------   -------------   -------------   -------------
Ending units                                                           8,185,269       9,029,123       7,234,961       5,578,436
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                             692             701             745               -
      Units redeemed                                                     (23,112)        (33,670)        (33,192)        (11,846)
      Units transferred                                                  (17,565)        (14,255)        (25,817)          3,118
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                 (39,985)        (47,224)        (58,264)         (8,728)
Beginning units                                                          243,444         227,877         227,027         132,461
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             203,459         180,653         168,763         123,733
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
                                                                     Large Cap       Large Cap       Large Cap        Mid Cap
                                                                      Growth         Composite         Value          Growth
                                                                     Portfolio       Portfolio       Portfolio       Portfolio
                                                                     (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $    (200,986)  $     (51,935)  $    (141,388)  $    (178,322)
      Net realized gains (losses) from securities
          transactions                                                (4,475,405)       (748,681)     (1,171,038)     (3,149,307)
      Change in net unrealized appreciation
          (depreciation) of investments                                1,873,842        (228,551)     (1,543,729)        292,492
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations               (2,802,549)     (1,029,167)     (2,856,155)     (3,035,137)
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                    52,737          11,290          43,868          42,106
          Cost of units redeemed                                      (1,086,711)       (338,162)     (1,131,490)     (1,531,232)
          Annuity benefit payments                                        (1,218)           (741)         (2,780)           (819)
          Net transfers                                               (2,463,235)       (283,986)     (1,704,800)     (1,931,489)
          Contract maintenance charge                                     (6,963)         (2,152)         (4,298)         (6,401)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions     (3,505,390)       (613,751)     (2,799,500)     (3,427,835)
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                     (6,307,939)     (1,642,918)     (5,655,655)     (6,462,972)
Net assets at beginning of period                                     19,546,687       6,145,402      17,218,760      17,888,985
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $  13,238,748   $   4,502,484   $  11,563,105   $  11,426,013
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                           7,899           1,466           5,816           3,553
      Units redeemed                                                    (148,615)        (45,789)       (109,157)       (142,839)
      Units transferred                                                 (340,357)        (42,366)       (185,161)       (198,255)
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                (481,073)        (86,689)       (288,502)       (337,541)
Beginning units                                                        2,259,645         670,641       1,462,924       1,377,519
                                                                   -------------   -------------   -------------   -------------
Ending units                                                           1,778,572         583,952       1,174,422       1,039,978
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                     (13,618)         (1,017)        (11,178)        (12,048)
      Units transferred                                                  (30,918)         (1,859)           (350)         (4,941)
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                 (44,536)         (2,876)        (11,528)        (16,989)
Beginning units                                                          221,014          23,619          60,523          94,966
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             176,478          20,743          48,995          77,977
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============


                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                  (Continued)

                                                                      Mid Cap                      International    Diversified
                                                                       Value         Small Cap         Equity       Fixed Income
                                                                     Portfolio       Portfolio       Portfolio       Portfolio
                                                                     (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $    (161,394)  $    (137,787)  $     (66,827)  $    (153,995)
      Net realized gains (losses) from securities
          transactions                                                  (187,077)     (2,250,197)     (1,573,857)        208,359
      Change in net unrealized appreciation
          (depreciation) of investments                               (2,482,713)       (813,396)       (517,475)      1,142,454
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations               (2,831,184)     (3,201,380)     (2,158,159)      1,196,818
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                    85,616          61,214          31,193          48,529
          Cost of units redeemed                                      (1,859,071)     (1,150,859)       (530,638)     (2,201,165)
          Annuity benefit payments                                        (9,326)         (3,461)         (1,221)              0
          Net transfers                                               (1,607,678)     (1,141,095)       (602,948)      3,054,136
          Contract maintenance charge                                     (3,976)         (4,105)         (2,490)         (4,133)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions     (3,394,435)     (2,238,306)     (1,106,104)        897,367
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                     (6,225,619)     (5,439,686)     (3,264,263)      2,094,185
Net assets at beginning of period                                     17,237,519      14,095,807       9,048,213      15,426,164
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $  11,011,900   $   8,656,121   $   5,783,950   $  17,520,349
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                           6,516           5,683           4,037           4,312
      Units redeemed                                                    (130,807)       (136,183)        (78,585)       (179,507)
      Units transferred                                                  (97,956)       (142,144)        (84,346)        252,376
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                (222,247)       (272,644)       (158,894)         77,181
Beginning units                                                        1,019,912       1,275,746       1,109,280       1,338,549
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             797,665       1,003,102         950,386       1,415,730
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                      (7,300)         (6,466)         (8,012)        (13,516)
      Units transferred                                                  (37,753)           (443)         (9,329)         13,730
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                 (45,053)         (6,909)        (17,341)            214
Beginning units                                                           82,010          72,435          57,707          73,370
                                                                   -------------   -------------   -------------   -------------
Ending units                                                              36,957          65,526          40,366          73,584
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
                                                                        Cash           Focus                         Moderate
                                                                     Management       Growth           Growth         Growth
                                                                     Portfolio       Portfolio        Strategy       Strategy
                                                                     (Class 1)       (Class 1)       (Class 2)       (Class 2)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $      (8,018)  $     (86,917)  $    (448,339)  $    (113,876)
      Net realized gains (losses) from securities
          transactions                                                    21,273        (671,836)     (5,341,615)     (2,641,343)
      Change in net unrealized appreciation
          (depreciation) of investments                                  (57,291)       (397,849)     (6,109,567)    (11,799,616)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations                  (44,036)     (1,156,602)    (11,899,521)    (14,554,835)
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                   155,636          36,406      19,849,189      48,118,217
          Cost of units redeemed                                      (2,959,059)       (474,902)     (6,427,622)    (10,455,028)
          Annuity benefit payments                                             0               0               0               0
          Net transfers                                                2,986,180          34,870       4,628,574      18,505,150
          Contract maintenance charge                                     (1,623)         (3,578)        (42,760)        (46,993)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions        181,134        (407,204)     18,007,381      56,121,346
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                        137,098      (1,563,806)      6,107,860      41,566,511
Net assets at beginning of period                                      5,766,910       7,699,685      98,937,250     154,852,713
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $   5,904,008   $   6,135,879   $ 105,045,110   $ 196,419,224
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                          14,366           6,198         464,860       1,235,214
      Units redeemed                                                    (210,340)        (77,901)       (152,015)       (223,638)
      Units transferred                                                  222,081           7,654         271,908         474,391
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                  26,107         (64,049)        584,753       1,485,967
Beginning units                                                          487,732       1,102,957       1,631,316       2,857,130
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             513,839       1,038,908       2,216,069       4,343,097
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                     (63,226)         (9,107)              -               -
      Units transferred                                                   53,094            (331)              -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                 (10,132)         (9,438)              -               -
Beginning units                                                           43,620          70,526               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                              33,488          61,088               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                               -               -         114,281         260,255
      Units redeemed                                                           -               -          (3,705)        (12,840)
      Units transferred                                                        -               -          60,109          48,090
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -         170,685         295,505
Beginning units                                                                -               -          34,143          83,099
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -         204,828         378,604
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                               -               -         896,516       1,977,158
      Units redeemed                                                           -               -        (354,881)       (592,685)
      Units transferred                                                        -               -         (33,647)        819,602
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -         507,988       2,204,075
Beginning units                                                                -               -       5,213,111       7,910,311
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -       5,721,099      10,114,386
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                               -               -          24,341          96,902
      Units redeemed                                                           -               -            (115)         (2,635)
      Units transferred                                                        -               -           4,303          28,333
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -          28,529         122,600
Beginning units                                                                -               -          12,752          43,901
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -          41,281         166,501
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                               -               -          74,990         242,183
      Units redeemed                                                           -               -            (424)        (14,003)
      Units transferred                                                        -               -          18,429          74,941
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -          92,995         303,121
Beginning units                                                                -               -          19,273          68,214
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -         112,268         371,335
                                                                   =============   =============   =============   =============


                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                  (Continued)

                                                                     Balanced      Conservative      Large Cap       Large Cap
                                                                      Growth          Growth           Growth        Composite
                                                                     Strategy        Strategy        Portfolio       Portfolio
                                                                     (Class 2)       (Class 2)       (Class 2)       (Class 2)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $     379,094   $     692,002   $    (597,658)  $    (217,725)
      Net realized gains (losses) from securities
          transactions                                                  (700,172)       (283,577)     (2,636,794)     (1,172,729)
      Change in net unrealized appreciation
          (depreciation) of investments                               (6,503,170)     (1,657,932)     (2,186,715)     (1,163,485)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations               (6,824,248)     (1,249,507)     (5,421,167)     (2,553,939)
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                47,837,113      31,743,233      10,459,772       5,978,323
          Cost of units redeemed                                     (12,486,215)     (9,449,368)     (2,400,970)     (1,213,975)
          Annuity benefit payments                                             0               0               0               0
          Net transfers                                               27,885,834      44,468,994       5,613,432         788,713
          Contract maintenance charge                                    (34,992)        (22,483)         (8,455)         (3,896)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions     63,201,740      66,740,376      13,663,779       5,549,165
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                     56,377,492      65,490,869       8,242,612       2,995,226
Net assets at beginning of period                                    123,147,411      81,208,456      37,007,912      15,328,272
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $ 179,524,903   $ 146,699,325   $  45,250,524   $  18,323,498
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                       1,652,479         966,516         471,874         349,152
      Units redeemed                                                    (298,959)       (276,340)       (109,068)        (47,985)
      Units transferred                                                  652,282       1,150,335         336,585          95,903
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                               2,005,802       1,840,511         699,391         397,070
Beginning units                                                        2,986,333       2,052,055         883,516         404,780
                                                                   -------------   -------------   -------------   -------------
Ending units                                                           4,992,135       3,892,566       1,582,907         801,850
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                         245,657         213,941         152,200          66,532
      Units redeemed                                                     (12,473)        (32,110)         (2,677)           (778)
      Units transferred                                                  152,384         179,175          63,720           6,200
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                            385,568         361,006         213,243          71,954
Beginning units                                                           91,728          22,358          13,658           1,625
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             477,296         383,364         226,901          73,579
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                       1,713,916       1,208,771         859,463         328,148
      Units redeemed                                                    (608,158)       (436,731)       (254,059)       (115,746)
      Units transferred                                                1,196,086       1,962,859         394,030          29,262
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                          2,301,844       2,734,899         999,434         241,664
Beginning units                                                        5,836,193       3,942,972       3,760,070       1,320,387
                                                                   -------------   -------------   -------------   -------------
Ending units                                                           8,138,037       6,677,871       4,759,504       1,562,051
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                         117,822          65,612          41,861          11,024
      Units redeemed                                                     (29,331)         (2,682)           (461)            (91)
      Units transferred                                                   98,987          43,240          (3,648)          1,123
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                            187,478         106,170          37,752          12,056
Beginning units                                                           34,554          28,828          14,466           4,044
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             222,032         134,998          52,218          16,100
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                          73,011          49,036          21,934          47,116
      Units redeemed                                                     (49,560)         (1,459)           (557)            (18)
      Units transferred                                                   84,976         150,121          27,103         (32,814)
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                            108,427         197,698          48,480          14,284
Beginning units                                                           64,966          25,766           9,172           4,539
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             173,393         223,464          57,652          18,823
                                                                   =============   =============   =============   =============
                                                                     Large Cap        Mid Cap         Mid Cap
                                                                       Value           Growth          Value         Small Cap
                                                                     Portfolio       Portfolio       Portfolio       Portfolio
                                                                     (Class 2)       (Class 2)       (Class 2)       (Class 2)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $    (683,906)  $    (491,893)  $    (692,931)  $    (444,633)
      Net realized gains (losses) from securities
          transactions                                                (2,733,954)     (2,778,622)     (1,045,541)     (2,473,922)
      Change in net unrealized appreciation
          (depreciation) of investments                               (6,064,939)     (2,341,495)     (7,237,388)     (4,582,114)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations               (9,482,799)     (5,612,010)     (8,975,860)     (7,500,669)
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                12,689,592       7,997,739      11,799,049      10,061,576
          Cost of units redeemed                                      (3,849,161)     (1,967,659)     (3,887,121)     (1,959,113)
          Annuity benefit payments                                             0               0               0               0
          Net transfers                                                5,269,402         947,083        (137,031)       (841,348)
          Contract maintenance charge                                    (11,066)         (7,979)        (11,078)         (6,690)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions     14,098,767       6,969,184       7,763,819       7,254,425
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                      4,615,968       1,357,174      (1,212,041)       (246,244)
Net assets at beginning of period                                     52,651,828      34,553,224      50,248,919      31,232,150
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $  57,267,796   $  35,910,398   $  49,036,878   $  30,985,906
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                         459,691         238,503         300,758         417,972
      Units redeemed                                                    (120,711)        (41,480)        (85,200)        (86,145)
      Units transferred                                                  225,490          64,169         165,890          50,083
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                 564,470         261,192         381,448         381,910
Beginning units                                                        1,003,046         563,531         671,549         579,987
                                                                   -------------   -------------   -------------   -------------
Ending units                                                           1,567,516         824,723       1,052,997         961,897
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                         145,933          84,366          68,345          98,660
      Units redeemed                                                      (3,111)         (1,152)           (845)         (1,257)
      Units transferred                                                   80,821          54,632          31,550          47,707
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                            223,643         137,846          99,050         145,110
Beginning units                                                           11,012           6,321           3,389           5,767
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             234,655         144,167         102,439         150,877
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                         630,828         402,261         439,393         610,405
      Units redeemed                                                    (288,690)       (157,407)       (205,980)       (157,841)
      Units transferred                                                  209,182         (23,087)       (252,103)       (208,123)
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                            551,320         221,767         (18,690)        244,441
Beginning units                                                        3,640,453       2,242,813       2,540,248       2,401,029
                                                                   -------------   -------------   -------------   -------------
Ending units                                                           4,191,773       2,464,580       2,521,558       2,645,470
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                          42,222          25,064          25,758          35,399
      Units redeemed                                                        (497)         (1,071)           (314)           (227)
      Units transferred                                                      455           1,940            (398)          4,376
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                             42,180          25,933          25,046          39,548
Beginning units                                                           13,481          25,874           5,255           4,412
                                                                   -------------   -------------   -------------   -------------
Ending units                                                              55,661          51,807          30,301          43,960
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                          50,927          46,112          39,766          48,956
      Units redeemed                                                        (552)           (309)           (372)           (557)
      Units transferred                                                   (1,093)        (15,293)          1,695          (9,918)
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                             49,282          30,510          41,089          38,481
Beginning units                                                            7,302           5,370           5,208           5,097
                                                                   -------------   -------------   -------------   -------------
Ending units                                                              56,584          35,880          46,297          43,578
                                                                   =============   =============   =============   =============


                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                  (Continued)

                                                                   International    Diversified        Cash            Focus
                                                                       Equity       Fixed Income    Management         Growth
                                                                     Portfolio       Portfolio       Portfolio       Portfolio
                                                                     (Class 2)       (Class 2)       (Class 2)       (Class 2)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $    (321,130)  $  (1,039,774)  $     (95,890)  $    (505,856)
      Net realized gains (losses) from securities
          transactions                                                  (960,532)        998,173        (110,430)     (2,777,705)
      Change in net unrealized appreciation
          (depreciation) of investments                               (2,916,372)      6,541,040        (222,118)     (1,938,417)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations               (4,198,034)      6,499,439        (428,438)     (5,221,978)
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                 8,507,403      34,683,105      36,716,286      10,032,460
          Cost of units redeemed                                      (1,215,094)     (9,325,567)    (24,072,530)     (3,535,948)
          Annuity benefit payments                                             0               0               0               0
          Net transfers                                                4,117,379      58,753,369       5,939,321       1,709,778
          Contract maintenance charge                                     (4,413)        (14,850)         (6,463)        (11,356)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions     11,405,275      84,096,057      18,576,614       8,194,934
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                      7,207,241      90,595,496      18,148,176       2,972,956
Net assets at beginning of period                                     22,913,462      51,800,174      31,893,473      33,702,315
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $  30,120,703   $ 142,395,670   $  50,041,649   $  36,675,271
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                         492,006       1,323,374       1,854,910         915,708
      Units redeemed                                                     (53,199)       (418,897)     (1,662,168)       (163,319)
      Units transferred                                                  673,163         881,757         540,533         479,134
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                               1,111,970       1,786,234         733,275       1,231,523
Beginning units                                                        1,039,877       1,670,108       1,208,137         990,386
                                                                   -------------   -------------   -------------   -------------
Ending units                                                           2,151,847       3,456,342       1,941,412       2,221,909
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                         173,213         185,846         268,900         189,824
      Units redeemed                                                      (2,173)         (3,321)        (14,057)         (1,108)
      Units transferred                                                   96,732         191,337          28,980          20,111
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                            267,772         373,862         283,823         208,827
Beginning units                                                            3,862           6,446           1,727          12,042
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             271,634         380,308         285,550         220,869
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                         621,973       1,444,107       1,227,278         628,445
      Units redeemed                                                    (146,425)       (395,038)       (544,142)       (472,714)
      Units transferred                                                  320,074       3,998,772        (109,311)       (218,697)
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                            795,622       5,047,841         573,825         (62,966)
Beginning units                                                        1,904,051       3,068,281       1,737,471       4,111,610
                                                                   -------------   -------------   -------------   -------------
Ending units                                                           2,699,673       8,116,122       2,311,296       4,048,644
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                          29,240          70,436          26,539          65,819
      Units redeemed                                                        (877)         (1,285)         (6,664)        (16,310)
      Units transferred                                                   (2,127)         (4,553)         52,971           4,917
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                             26,236          64,598          72,846          54,426
Beginning units                                                            8,133          13,415           2,287          15,022
                                                                   -------------   -------------   -------------   -------------
Ending units                                                              34,369          78,013          75,133          69,448
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                          14,651          25,837          22,605           4,934
      Units redeemed                                                        (153)           (677)            210            (209)
      Units transferred                                                    7,586         148,102          32,172          21,106
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                             22,084         173,262          54,987          25,831
Beginning units                                                              261           1,258             456          16,100
                                                                   -------------   -------------   -------------   -------------
Ending units                                                              22,345         174,520          55,443          41,931
                                                                   =============   =============   =============   =============
                                                                    Focus Growth       Focus           Focus
                                                                     and Income        Value          TechNet         Growth
                                                                     Portfolio       Portfolio       Portfolio       Strategy
                                                                     (Class 2)       (Class 2)       (Class 2)     (Class 3)(1)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $    (246,273)  $     (78,288)  $     (90,078)  $         (25)
      Net realized gains (losses) from securities
          transactions                                                  (777,531)       (904,509)     (2,253,412)            201
      Change in net unrealized appreciation
          (depreciation) of investments                                 (337,604)       (449,274)      1,726,949             793
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations               (1,361,408)     (1,432,071)       (616,541)            969
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                 7,119,084       8,865,060       2,080,860          32,007
          Cost of units redeemed                                        (820,995)     (1,247,861)       (844,491)           (137)
          Annuity benefit payments                                             0               0               0               0
          Net transfers                                                3,486,038       1,240,763       4,977,304           3,498
          Contract maintenance charge                                     (3,455)         (2,851)         (2,208)              0
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions      9,780,672       8,855,111       6,211,465          35,368
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                      8,419,264       7,423,040       5,594,924          36,337
Net assets at beginning of period                                     13,818,473      13,591,403       5,099,065               0
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $  22,237,737   $  21,014,443   $  10,693,989   $      36,337
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                         437,925         489,750         375,110               -
      Units redeemed                                                     (18,131)        (20,389)        (52,044)              -
      Units transferred                                                  182,588         196,594         988,850               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                 602,382         665,955       1,311,916               -
Beginning units                                                          349,802         225,323         301,064               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             952,184         891,278       1,612,980               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                          72,053          88,618          40,505               8
      Units redeemed                                                      (1,487)         (1,011)         (1,208)              -
      Units transferred                                                   39,467          13,953          75,889             282
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                            110,033         101,560         115,186             290
Beginning units                                                            3,960           1,916          18,283               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             113,993         103,476         133,469             290
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                         444,636         334,631         271,768               -
      Units redeemed                                                     (96,641)       (116,456)       (247,403)              -
      Units transferred                                                  282,854         (87,194)        478,849               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                            630,849         130,981         503,214               -
Beginning units                                                        1,303,889       1,017,059       1,092,695               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                           1,934,738       1,148,040       1,595,909               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                          30,292          40,567          41,777           2,541
      Units redeemed                                                      (1,718)         (1,004)           (829)              -
      Units transferred                                                    4,587          (4,211)        206,581               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                             33,161          35,352         247,529           2,541
Beginning units                                                           11,516           6,825           5,105               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                              44,677          42,177         252,634           2,541
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                           8,646          15,001          43,248               8
      Units redeemed                                                        (161)           (222)           (179)              -
      Units transferred                                                    8,804          19,750           4,564               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                             17,289          34,529          47,633               8
Beginning units                                                           10,118          15,685          13,502               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                              27,407          50,214          61,135               8
                                                                   =============   =============   =============   =============


(1)   For the period from November 11, 2002 (inception) to April 30, 2003.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                  (Continued)

                                                                     Moderate        Balanced      Conservative      Large Cap
                                                                      Growth          Growth          Growth          Growth
                                                                     Strategy        Strategy        Strategy        Portfolio
                                                                   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $        (908)  $        (794)  $         (54)  $         (94)
      Net realized gains (losses) from securities
          transactions                                                       284             314             238              83
      Change in net unrealized appreciation
          (depreciation) of investments                                   10,853          16,725           1,496           4,278
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations                   10,229          16,245           1,680           4,267
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                   213,448         285,002          30,365          44,945
          Cost of units redeemed                                            (127)           (126)           (297)              0
          Annuity benefit payments                                             0               0               0               0
          Net transfers                                                        0         114,633           1,064               0
          Contract maintenance charge                                          0               0               0               0
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions        213,321         399,509          31,132          44,945
                                                                   -------------   -------------   -------------   -------------

Increase (decrease) in net assets                                        223,550         415,754          32,812          49,212
Net assets at beginning of period                                              0               0               0               0
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $     223,550   $     415,754   $      32,812   $      49,212
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                             874          17,239           1,622           3,638
      Units redeemed                                                           -               -             (13)              -
      Units transferred                                                        -               -              85               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                874          17,239           1,694           3,638
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                 874          17,239           1,694           3,638
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                          16,596           5,918             798              16
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                             16,596           5,918             798              16
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                              16,596           5,918             798              16
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                               8               8               8           3,614
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -           9,344               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  8           9,352               8           3,614
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   8           9,352               8           3,614
                                                                   =============   =============   =============   =============
                                                                     Large Cap       Large Cap        Mid Cap         Mid Cap
                                                                     Composite         Value           Growth          Value
                                                                     Portfolio       Portfolio       Portfolio       Portfolio
                                                                   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $         (11)  $         (93)  $         (71)  $         (60)
      Net realized gains (losses) from securities
          transactions                                                        83             112             203              97
      Change in net unrealized appreciation
          (depreciation) of investments                                        4           4,815           3,146           2,200
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations                       76           4,834           3,278           2,237
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                     2,223          44,917          39,808          41,759
          Cost of units redeemed                                               0               0               0               0
          Annuity benefit payments                                             0               0               0               0
          Net transfers                                                        0               0               0               0
          Contract maintenance charge                                          0               0               0               0
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions          2,223          44,917          39,808          41,759
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                          2,299          49,751          43,086          43,996
Net assets at beginning of period                                              0               0               0               0
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $       2,299   $      49,751   $      43,086   $      43,996
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                             281           2,728           3,501           3,525
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                281           2,728           3,501           3,525
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                 281           2,728           3,501           3,525
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                              14              12              11               9
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                 14              12              11               9
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                  14              12              11               9
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                              14           2,691             688               9
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                 14           2,691             688               9
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                  14           2,691             688               9
                                                                   =============   =============   =============   =============


(1)   For the period from November 11, 2002 (inception) to April 30, 2003.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                  (Continued)

                                                                                   International    Diversified        Cash
                                                                     Small Cap         Equity       Fixed Income    Management
                                                                     Portfolio       Portfolio       Portfolio       Portfolio
                                                                   (Class 3)(1)    (Class 3)(1)    (Class 3)(1)    (Class 3)(1)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $         (34)  $         (86)  $      (3,111)  $      (1,807)
      Net realized gains (losses) from securities
          transactions                                                       101              44           1,133              48
      Change in net unrealized appreciation
          (depreciation) of investments                                    1,663           4,203          16,386             151
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations                    1,730           4,161          14,408          (1,608)
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                    23,634          54,931       1,551,838         433,065
          Cost of units redeemed                                               0               0        (251,838)            (66)
          Annuity benefit payments                                             0               0               0               0
          Net transfers                                                        0               0         412,854        (182,893)
          Contract maintenance charge                                          0               0               0               0
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions         23,634          54,931       1,712,854         250,106
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                         25,364          59,092       1,727,262         248,498
Net assets at beginning of period                                              0               0               0               0
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $      25,364   $      59,092   $   1,727,262   $     248,498
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                           3,095           8,801          98,642             333
      Units redeemed                                                           -               -         (22,246)             (6)
      Units transferred                                                        -               -          20,355             (52)
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                              3,095           8,801          96,751             275
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                               3,095           8,801          96,751             275
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                              13              17          36,523           5,144
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                 13              17          36,523           5,144
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                  13              17          36,523           5,144
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                              13           1,344           1,874          34,649
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -          16,196         (16,925)
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                 13           1,344          18,070          17,724
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                  13           1,344          18,070          17,724
                                                                   =============   =============   =============   =============
                                                                       Focus       Focus Growth        Focus           Focus
                                                                       Growth       and Income         Value          TechNet
                                                                     Portfolio       Portfolio       Portfolio       Portfolio
                                                                    (Class 3)(1)    (Class 3)(1)   (Class 3)(1)    (Class 3)(1)*
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $         (17)  $        (116)  $         (56)  $          (3)
      Net realized gains (losses) from securities
          transactions                                                        78              58             133             192
      Change in net unrealized appreciation
          (depreciation) of investments                                      281           5,667           1,142              49
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations                      342           5,609           1,219             238
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                     6,235          71,299          15,552             116
          Cost of units redeemed                                               0               0               0               0
          Annuity benefit payments                                             0               0               0               0
          Net transfers                                                        0               0               0               0
          Contract maintenance charge                                          0               0               0               0
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions          6,235          71,299          15,552             116
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                          6,577          76,908          16,771             354
Net assets at beginning of period                                              0               0               0               0
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $       6,577   $      76,908   $      16,771   $         354
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                              19           9,721           1,339              43
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                 19           9,721           1,339              43
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                  19           9,721           1,339              43
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                           1,141             558             442              42
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                              1,141             558             442              42
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                               1,141             558             442              42
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                              19              15              12              42
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                 19              15              12              42
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                  19              15              12              42
                                                                   =============   =============   =============   =============


(1)   For the period from November 11, 2002 (inception) to April 30, 2003.

* Increase relates to net assets retained in Variable Annuity Account Five by AIG SunAmerica Life Assurance Company.

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION

      Variable Annuity Account Five of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company for 2002. Effective March 1, 2003, the Company is using its new name exclusively. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

      The Separate Account offers the following products: Seasons, Seasons Select, Seasons Select II, Seasons Advisor, Seasons Triple Elite and Seasons Advisor II. Seasons Advisor II is a new product that was launched on November 11, 2002. Seasons Advisor and Seasons Triple Elite were launched in the prior fiscal year on October 1, 2001 and December 10, 2001, respectively. The products offer investments in different classes of shares of the portfolios of the Seasons Series Trust (the "Trust"). The primary difference between the classes is Class 2 and Class 3 shares are subject to 12b-1 fees of 0.15% and 0.25%, respectively, of each classes' average daily net assets, while Class 1 shares are not subject to 12b-1 fees.

      The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

      The Separate Account is composed of four Class 1, four Class 2 and four Class 3 multi-managed variable investment strategies (the "Strategies"), nine Class 1, nine Class 2 and nine Class 3 variable portfolios (the "Select Portfolios"), and one Class 1, four Class 2 and four Class 3 focused portfolios (the "Focused Portfolios"), each with a distinct investment objective. The Strategies are comprised of Growth, Moderate Growth, Balanced Growth, and Conservative Growth. Each strategy invests in the shares of a designated multi-managed portfolio of the Trust and in two other portfolios of the Trust. Each of the Select Portfolios and the Focused Portfolios is invested solely in the shares of a designated portfolio of the Trust. The Trust is a diversified, open-end, affiliated investment company, which retains an investment advisor to assist in its investment

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION (continued)

      activities. The contract holder may elect to have payments allocated to any of seven guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account.

      The financial statements include balances allocated by the participant to the Strategies, Select Portfolios and Focused Portfolios and do not include balances allocated to the General Account.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

      FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

      USE OF ESTIMATES: The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that effect amounts reported therein. Actual results could differ from these estimates.

      RESERVES FOR ANNUITY CONTRACTS ON BENEFITS: For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, AIG SunAmerica Life Assurance Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to AIG SunAmerica Life Assurance Company.

      Annuity reserves are calculated according to the Annuity 2000 Mortality Table, the 1971 Individual Annuity Mortality Table, and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization.

3.    CHARGES AND DEDUCTIONS

      Charges and deductions are applied against the current value of the Separate Account and are paid as follows.

      WITHDRAWAL CHARGE: Contracts without the Seasons Rewards Program provide that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of 9% of any amount withdrawn that exceed the free withdrawal amount.

      The Seasons Rewards Program adds an amount to the contract (an "Initial Payment Enhancement") each time a purchase payment is submitted. An Initial Payment Enhancement is calculated as a percentage of each Purchase Payment. The minimum Initial Payment Enhancement is 2.00% of each Purchase Payment. Additionally, a discretionary amount may be added to the contract. If offered and elected, the maximum withdrawal charge for contracts with this option is 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

      CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $35 ($30 in North Dakota and Utah) is charged against certain contracts issued, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contracts. The contract maintenance fee will be assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender, and deducted from that withdrawal.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.    CHARGES AND DEDUCTIONS (continued)

      MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis. The total annual rate of the net asset value of each Strategy/Select Portfolio/Focused Portfolio, depending on the benefit options elected for each product, is as follows:
      Seasons 1.25%, Seasons Select 1.25% or 1.37%, Seasons Select II and Seasons Advisor 1.25% or 1.50%, Seasons Triple Elite 1.40%, 1.55% or 1.80% and Seasons Advisor II 1.40%, 1.55% or 1.80%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

      DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each Strategy/Select Portfolio/Focused Portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not enough to cover the cost of distributing the contract, the Company will bear the loss.

      TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      INCOME PROTECTOR FEE: The optional Income Protector Program, offered with certain contracts, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is 0.10% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for purchase payments, proportional withdrawals, fees and charges.

      CAPITAL PROTECTOR FEE: The optional Capital Protector Program offered in Seasons Select II and Seasons Triple Elite, provides a guaranteed minimum contract value at the end of an applicable waiting period. The fee is from 0.10% to 0.55% of the contract value including purchase payments received prior to the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.    CHARGES AND DEDUCTIONS (continued)

      PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range from 0% to 3.5%. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

      SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS

      The aggregate cost of the Trust's shares acquired and the aggregate proceeds from shares sold during the period ended April 30, 2004 consist of the following:

                                                          Cost of Shares   Proceeds from
                   Variable Accounts                         Acquired       Shares Sold
                   -----------------                      --------------   -------------
Multi-Managed Growth Portfolio (Class 1)                  $    5,023,642   $   9,389,722
Multi-Managed Moderate Growth Portfolio (Class 1)              6,956,036      11,505,816
Multi-Managed Income/Equity Portfolio (Class 1)                5,831,739       8,523,894
Multi-Managed Income Portfolio (Class 1)                       6,798,067       9,269,631
Asset Allocation: Diversified Growth Portfolio (Class 1)       8,237,059      20,090,953
Stock Portfolio (Class 1)                                      5,710,867      18,370,349
Large Cap Growth Portfolio (Class 1)                           2,413,969       3,503,693
Large Cap Composite Portfolio (Class 1)                        1,146,547       1,619,803
Large Cap Value Portfolio (Class 1)                            2,067,789       2,565,464
Mid Cap Growth Portfolio (Class 1)                             2,921,967       3,849,687
Mid Cap Value Portfolio (Class 1)                              3,139,564       3,996,295
Small Cap Portfolio (Class 1)                                  5,910,933       6,317,679
International Equity Portfolio (Class 1)                       1,910,624       1,774,453
Diversified Fixed Income Portfolio (Class 1)                   3,526,402       8,462,702
Cash Management Portfolio (Class 1)                           10,266,075      12,905,119
Focus Growth Portfolio (Class 1)                               1,829,724       1,993,454
Multi-Managed Growth Portfolio (Class 2)                      24,384,383       7,847,999
Multi-Managed Moderate Growth Portfolio (Class 2)             49,365,396      11,636,077
Multi-Managed Income/Equity Portfolio (Class 2)               48,160,760       6,625,491
Multi-Managed Income Portfolio (Class 2)                      41,997,748      17,515,093
Asset Allocation: Diversified Growth Portfolio (Class 2)      67,387,382      24,531,808
Stock Portfolio (Class 2)                                     51,950,335      22,785,980
Large Cap Growth Portfolio (Class 2)                          22,183,485       5,751,486
Large Cap Composite Portfolio (Class 2)                        9,474,988       4,314,267
Large Cap Value Portfolio (Class 2)                           25,597,808       6,980,292
Mid Cap Growth Portfolio (Class 2)                            28,891,646       9,703,775
Mid Cap Value Portfolio (Class 2)                             24,013,046       7,702,262
Small Cap Portfolio (Class 2)                                 33,088,974      12,957,206
International Equity Portfolio (Class 2)                      48,467,281      30,070,457
Diversified Fixed Income Portfolio (Class 2)                  41,866,816      52,367,447
Cash Management Portfolio (Class 2)                           90,225,891      90,911,914
Focus Growth Portfolio (Class 2)                              26,318,370       9,385,323
Focus Growth and Income Portfolio (Class 2)                   29,256,964       8,305,482

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                          Cost of Shares   Proceeds from
                   Variable Accounts                         Acquired       Shares Sold
                   -----------------                      --------------   -------------
Focus Value Portfolio (Class 2)                           $   25,585,646   $   7,410,043
Focus TechNet Portfolio (Class 2)                             24,351,984      13,039,057
Multi-Managed Growth Portfolio (Class 3)                       5,597,181         177,921
Multi-Managed Moderate Growth Portfolio (Class 3)             14,288,697         323,486
Multi-Managed Income/Equity Portfolio (Class 3)               13,413,607         776,380
Multi-Managed Income Portfolio (Class 3)                      10,885,438         944,099
Asset Allocation: Diversified Growth Portfolio (Class 3)      19,924,326         967,839
Stock Portfolio (Class 3)                                     15,649,100         755,468
Large Cap Growth Portfolio (Class 3)                           7,406,457         262,238
Large Cap Composite Portfolio (Class 3)                        3,169,248         536,995
Large Cap Value Portfolio (Class 3)                            7,621,060         499,601
Mid Cap Growth Portfolio (Class 3)                             7,830,934         411,076
Mid Cap Value Portfolio (Class 3)                              6,895,396         200,125
Small Cap Portfolio (Class 3)                                  8,580,424       1,351,312
International Equity Portfolio (Class 3)                      12,935,270       7,491,001
Diversified Fixed Income Portfolio (Class 3)                  12,688,995       4,457,744
Cash Management Portfolio (Class 3)                           20,135,248      13,828,899
Focus Growth Portfolio (Class 3)                               9,331,489         654,752
Focus Growth and Income Portfolio (Class 3)                    9,677,923         624,422
Focus Value Portfolio (Class 3)                                5,856,698         267,934
Focus TechNet Portfolio (Class 3)                              4,985,907         448,717

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES

A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended April 30, 2004, 2003 and 2002, follows:

                                                                    For the Year Ended April 30
                  At April 30
      --------------------------------------------------
                          Unit Fair Value                  Expense Ratio    Investment      Total Return
                              Lowest to       Net Assets       Lowest         Income         Lowest to
 Year     Units            Highest ($) (7)       ($)       to Highest (1)    Ratio (2)       Highest (3)
 ----     -----            ---------------    ----------   --------------   ----------  ---------------------
Growth Strategy (Class 1)
2004     7,772,716        14.87  to  14.96   116,291,111   1.40% to 1.52%      0.81%     17.04%  to    17.18%
2003     8,388,728        12.71  to  12.77   107,107,897   1.40% to 1.52%      1.10%    -11.41%  to   -11.30%
2002    10,908,140        14.34  to  14.40   157,031,366   1.40% to 1.52%      3.18%    -15.71%  to   -15.61%

Moderate Growth Strategy (Class 1)
2004     8,455,950        14.71  to  14.80   125,160,639   1.40% to 1.52%      1.15%     14.75%  to    14.89%
2003     9,209,776        12.82  to  12.88   118,653,181   1.40% to 1.52%      1.43%     -9.35%  to    -9.24%
2002    11,717,719        14.15  to  14.20   166,340,750   1.40% to 1.52%      4.38%    -13.00%  to   -12.89%

Balanced Growth Strategy (Class 1)
2004     6,719,426        14.38  to  14.47    97,222,088   1.40% to 1.52%      1.53%     11.84%  to    11.97%
2003     7,403,724        12.86  to  12.92    95,672,898   1.40% to 1.52%      1.77%     -5.99%  to    -5.88%
2002     8,709,189        13.68  to  13.73   119,574,001   1.40% to 1.52%      6.57%     -8.48%  to    -8.37%

Conservative Growth Strategy (Class 1)
2004     5,093,757        14.21  to  14.30    72,807,120   1.40% to 1.52%      1.98%      9.23%  to     9.37%
2003     5,702,169        13.01  to  13.07    74,525,952   1.40% to 1.52%      2.08%     -2.90%  to    -2.78%
2002     6,350,294        13.39  to  13.44    85,371,281   1.40% to 1.52%     10.18%     -5.01%  to    -4.90%

Large Cap Growth Portfolio (Class 1)
2004     1,832,151         7.34  to   8.14    14,801,993   1.40% to 1.52%      0.00%     19.05%  to    19.20%
2003     1,955,050         6.16  to   6.83    13,238,748   1.40% to 1.52%      0.00%    -14.15%  to   -14.04%
2002     2,480,659         7.18  to   7.95    19,546,687   1.40% to 1.52%      0.00%    -21.62%  to   -21.52%

Large Cap Composite Portfolio (Class 1)
2004       554,166         8.13  to   8.86     4,898,313   1.40% to 1.52%      0.19%     18.48%  to    18.62%
2003       604,695         6.86  to   7.47     4,502,484   1.40% to 1.52%      0.34%    -15.98%  to   -15.88%
2002       694,260         8.16  to   8.88     6,145,402   1.40% to 1.52%      0.03%    -14.97%  to   -14.86%

Large Cap Value Portfolio (Class 1)
2004     1,184,464        11.18  to  11.71    13,848,855   1.40% to 1.52%      0.85%     23.56%  to    23.71%
2003     1,223,417         9.05  to   9.47    11,563,105   1.40% to 1.52%      0.30%    -16.47%  to   -16.37%
2002     1,523,447        10.84  to  11.32    17,218,760   1.40% to 1.52%      0.54%     -8.53%  to    -8.42%

Mid Cap Growth Portfolio (Class 1)
2004     1,069,700        12.66  to  13.82    14,699,391   1.40% to 1.52%      0.00%     34.27%  to    34.43%
2003     1,117,955         9.43  to  10.28    11,426,013   1.40% to 1.52%      0.00%    -15.93%  to   -15.83%
2002     1,472,485        11.21  to  12.21    17,888,985   1.40% to 1.52%      0.00%    -10.98%  to   -10.87%

Mid Cap Value Portfolio (Class 1)
2004       784,173        17.02  to  17.35    13,592,602   1.40% to 1.52%      0.71%     31.22%  to    31.38%
2003       834,622        12.97  to  13.20    11,011,900   1.40% to 1.52%      0.20%    -15.80%  to   -15.69%
2002     1,101,922        15.41  to  15.66    17,237,519   1.40% to 1.52%      0.70%     10.07%  to    10.20%

Small Cap Portfolio (Class 1)
2004     1,048,562        10.01  to  10.44    10,920,489   1.40% to 1.52%      0.00%     28.41%  to    28.57%
2003     1,068,628         7.80  to   8.12     8,656,121   1.40% to 1.52%      0.00%    -22.59%  to   -22.50%
2002     1,348,181        10.07  to  10.48    14,095,807   1.40% to 1.52%      0.00%     -6.64%  to    -6.52%

International Equity Portfolio (Class 1)
2004     1,000,273         7.31  to   7.86     7,843,631   1.40% to 1.52%      1.00%     34.15%  to    34.31%
2003       990,752         5.45  to   5.85     5,783,950   1.40% to 1.52%      0.42%    -24.84%  to   -24.75%
2002     1,166,987         7.25  to   7.78     9,048,213   1.40% to 1.52%      0.00%    -19.13%  to   -19.04%

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)

                                                                         For the Year Ended April 30
                            At April 30
         --------------------------------------------------
                       Unit Fair Value                        Expense Ratio    Investment        Total Return
                          Lowest to              Net Assets       Lowest         Income           Lowest to
Year     Units         Highest ($) (7)              ($)       to Highest (1)    Ratio (2)        Highest (3)
----     -----        ----------------           ----------   --------------   ----------     -------------------
Diversified Fixed Income Portfolio (Class 1)
2004   1,056,123   11.53  to   11.74             12,385,587    1.40% to 1.52%     2.45%       -0.42%  to   -0.30%
2003   1,489,314   11.57  to   11.77             17,520,349    1.40% to 1.52%     0.48%        7.55%  to    7.68%
2002   1,411,919   10.76  to   10.93             15,426,164    1.40% to 1.52%     3.00%        3.26%  to    3.39%

Cash Management Portfolio (Class 1)
2004     303,221   10.60  to   10.67              3,235,873    1.40% to 1.52%     0.81%       -1.23%  to   -1.09%
2003     547,327   10.73  to   10.79              5,904,008    1.40% to 1.52%     1.32%       -0.75%  to   -0.61%
2002     531,352   10.81  to   10.86              5,766,910    1.40% to 1.52%     0.64%        0.60%  to    0.71%

Focus Growth Portfolio (Class 1)
2004   1,101,057    6.73  to    7.17              7,873,424    1.40% to 1.52%     0.00%       27.97%  to   28.12%
2003   1,099,996    5.26  to    5.60              6,135,879    1.40% to 1.52%     0.00%      -15.11%  to  -15.00%
2002   1,173,483    6.20  to    6.58              7,699,685    1.40% to 1.52%     0.00%      -14.01%  to  -13.90%

Growth Strategy (Class 2)
2004  10,609,338   14.82  to   14.88 (8)        157,034,208    1.40% to 1.95%     0.72%       16.37%  to   17.01%
2003   8,295,545   12.64  to   12.81            105,045,110    1.40% to 1.95%     1.10%      -12.01%  to  -11.43%
2002   6,910,595   14.30  to   14.48             98,937,250    1.40% to 1.95%     1.19%      -15.96%  to   -4.75% (5)

Moderate Growth Strategy (Class 2)
2004  19,965,290   14.52  to   14.72            292,196,592    1.40% to 1.95%     1.07%       14.09%  to   14.72%
2003  15,373,923   12.73  to   12.83            196,419,224    1.40% to 1.95%     1.49%       -9.89%  to   -9.40%
2002  10,962,655   14.11  to   14.16            154,852,713    1.40% to 1.95%     1.57%      -13.25%  to   -4.51% (5)

Balanced Growth Strategy (Class 2)
2004  18,767,867   14.23  to   14.39            268,615,260    1.40% to 1.95%     1.48%       11.20%  to   11.81%
2003  14,002,893   12.79  to   12.87            179,524,903    1.40% to 1.95%     1.79%       -6.55%  to   -6.03%
2002   9,013,774   13.64  to   13.70            123,147,411    1.40% to 1.95%     1.97%       -8.77%  to   -3.25% (5)

Conservative Growth Strategy (Class 2)
2004  13,601,996   14.17  to   14.21 (8)        192,367,449    1.40% to 1.95%     1.92%        8.61%  to    9.21%
2003  11,312,263   12.93  to   13.11            146,699,325    1.40% to 1.95%     2.13%       -3.46%  to   -2.94%
2002   6,071,979   13.35  to   13.53             81,208,456    1.40% to 1.95%     2.47%       -5.31%  to   -0.98% (5)

Large Cap Growth Portfolio (Class 2)
2004   8,958,148    8.01  to    8.10             72,131,748    1.40% to 1.95%     0.00%       18.37%  to   19.02%
2003   6,679,182    6.77  to    6.81             45,250,524    1.40% to 1.95%     0.00%      -14.64%  to  -14.18%
2002   4,680,882    7.90  to    7.95             37,007,912    1.40% to 1.95%     0.00%      -21.84%  to   -9.76% (5)

Large Cap Composite Portfolio (Class 2)
2004   3,143,934    8.74  to    8.81 (8)         27,564,090    1.40% to 1.95%     0.07%       17.80%  to   18.45%
2003   2,472,403    7.39  to    7.45             18,323,498    1.40% to 1.95%     0.20%      -16.46%  to  -16.00%
2002   1,735,375    8.82  to    8.88             15,328,272    1.40% to 1.95%     0.00%      -15.19%  to   -5.80% (5)

Large Cap Value Portfolio (Class 2)
2004   7,891,730   11.22  to   11.65             91,234,932    1.40% to 1.95%     0.75%       22.85%  to   23.52%
2003   6,106,189    9.13  to    9.43             57,267,796    1.40% to 1.95%     0.27%      -16.95%  to  -16.50%
2002   4,675,294   11.00  to   11.30             52,651,828    1.40% to 1.95%     0.43%       -8.79%  to   -5.42% (5)

Mid Cap Growth Portfolio (Class 2)
2004   5,124,765   13.66  to   13.75 (8)         70,053,839    1.40% to 1.95%     0.00%       33.50%  to   34.23%
2003   3,521,157   10.18  to   10.28             35,910,398    1.40% to 1.95%     0.00%      -16.40%  to  -15.95%
2002   2,843,909   12.14  to   12.25             34,553,224    1.40% to 1.95%     0.00%      -11.22%  to   -1.75% (5)

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)

                                                                             For the Year Ended April 30
                            At April 30
         --------------------------------------------------
                    Unit Fair Value                           Expense Ratio    Investment           Total Return
                      Lowest to                  Net Assets       Lowest         Income               Lowest to
Year     Units      Highest ($) (7)                 ($)       to Highest (1)    Ratio (2)            Highest (3)
----     -----     -----------------             ----------   --------------   ----------    ---------------------------
Mid Cap Value Portfolio (Class 2)
2004   4,849,209   16.10  to   17.26             82,845,283   1.40% to 1.95%      0.60%       30.47%     to       31.19%
2003   3,753,592   12.34  to   13.16             49,036,878   1.40% to 1.95%      0.16%      -16.27%     to      -15.82%
2002   3,225,649   14.73  to   15.63             50,248,919   1.40% to 1.95%      0.59%        2.88% (5) to       10.04%

Small Cap Portfolio (Class 2)
2004   5,957,810   10.30  to   10.39 (8)         61,539,737   1.40% to 1.95%      0.00%       27.67%     to       28.37%
2003   3,845,782    8.04  to    8.12             30,985,906   1.40% to 1.95%      0.00%      -23.03%     to      -22.61%
2002   2,996,292   10.42  to   10.51             31,232,150   1.40% to 1.95%      0.00%       -6.89%     to        2.01% (5)

International Equity Portfolio (Class 2)
2004   7,613,301    7.76  to    7.82 (8)         59,260,099   1.40% to 1.95%      0.88%       33.38%     to       34.10%
2003   5,179,868    5.80  to    5.83             30,120,703   1.40% to 1.95%      0.23%      -25.25%     to      -24.96%
2002   2,956,184    7.74  to    7.79             22,913,462   1.40% to 1.95%      0.00%      -19.32%     to       -1.39% (5)

Diversified Fixed Income Portfolio (Class 2)
2004  11,202,717   11.25  to   11.68            129,845,199   1.40% to 1.95%      2.22%       -0.99%     to       -0.45%
2003  12,205,305   11.36  to   11.73            142,395,670   1.40% to 1.95%      0.47%        6.97%     to        7.52%
2002   4,759,508   10.62  to   10.91             51,800,174   1.40% to 1.95%      3.18%       -1.36% (5) to        3.24%

Cash Management Portfolio (Class 2)
2004   4,648,052   10.50  to   10.62             49,137,559   1.40% to 1.95%      0.62%       -1.78%     to       -1.24%
2003   4,668,834   10.68  to   10.76             50,041,649   1.40% to 1.95%      1.30%       -1.28%     to       -0.76%
2002   2,950,078   10.79  to   10.86             31,893,473   1.40% to 1.95%      0.62%       -0.25  (5) to        0.57%

Focus Growth Portfolio (Class 2)
2004   9,361,514    7.06  to    7.13 (8)         66,439,046   1.40% to 1.95%      0.00%       27.24%     to       27.94%
2003   6,602,801    5.54  to    5.59             36,675,271   1.40% to 1.95%      0.00%      -15.59%     to      -15.13%
2002   5,145,160    6.55  to    6.59             33,702,315   1.40% to 1.95%      0.00%      -14.25%     to       -4.46% (5)

Focus Growth and Income Portfolio (Class 2)
2004   5,668,168    8.92  to    9.04 (8)         49,667,898   1.40% to 1.95%      0.00%       20.45%     to       21.12%
2003   3,072,999    7.10  to    7.47             22,237,737   1.40% to 1.95%      0.00%      -13.01%     to      -12.53%
2002   1,679,285    8.14  to    8.55             13,818,473   1.40% to 1.95%      0.05%       -8.96%     to        2.02% (5)

Focus Value Portfolio (Class 2)
2004   3,898,970   12.05  to   12.28             47,700,345   1.40% to 1.95%      0.00%       29.60%     to       30.31%
2003   2,235,185    9.30  to    9.44             21,014,443   1.40% to 1.95%      1.08%      -12.72%     to      -12.24%
2002   1,266,808   10.65  to   10.79             13,591,403   1.40% to 1.95%      0.00%       -3.51% (4) to        7.40% (5)

Focus TechNet Portfolio (Class 2)
2004   6,441,127    4.24  to    4.29 (8)         28,955,179   1.40% to 1.95%      0.00%       52.52%     to       53.36%
2003   3,656,127    2.78  to    3.09             10,693,989   1.40% to 1.95%      0.00%      -15.57%     to      -15.12%
2002   1,430,649    3.30  to    3.65              5,099,065   1.40% to 1.95%      0.00%      -47.98%     to      -25.68% (5)

Growth Strategy (Class 3)
2004     720,543   14.51  to   14.88 (8)         10,671,640   1.40% to 1.95%      0.20%        4.41%     to       15.51% (9)
2003       2,839   12.57  to   12.81                 36,337   1.55% to 1.95%      0.05%        2.09% (6) to        4.11% (6)
2002           -                   -                      -              -           -                                -

Moderate Growth Strategy (Class 3)
2004   1,716,904   14.34  to   14.73             25,167,840   1.40% to 1.95%      0.26%        3.65%     to       14.01% (9)
2003      17,478   12.58  to   12.82                223,550   1.55% to 1.95%      0.00%        2.09% (6) to        4.06% (6)
2002           -                   -                      -               -          -                                -

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)

                                                                            For the Year Ended April 30
                            At April 30
         --------------------------------------------------
                      Unit Fair Value                          Expense Ratio    Investment          Total Return
                         Lowest to              Net Assets        Lowest          Income              Lowest to
Year     Units        Highest ($) (7)              ($)        to Highest (1)     Ratio (2)           Highest (3)
----     -----     ----------------------       ----------   ----------------   ----------    -------------------------
Balanced Growth Strategy (Class 3)
2004     1,634,224   14.09  to  14.39           23,311,741    1.40%  to  1.95%     1.05%      3.31%     to  11.12% (9)
2003        32,509   12.68  to  12.84              415,754    1.55%  to  1.95%     0.00%      2.54% (6) to   3.84% (6)
2002             -                  -                    -                  -         -                         -

Conservative Growth Strategy (Class 3)
2004     1,159,282   13.94  to  14.21 (8)       16,435,218    1.40%  to  1.95%     1.19%      2.39%     to   8.25% (9)
2003         2,500   12.88  to  13.13               32,812    1.55%  to  1.95%     0.07%      2.04% (6) to   4.04% (6)
2002             -                  -                    -                  -         -                         -

Large Cap Growth Portfolio (Class 3)
2004       885,941    7.95  to   8.10            7,147,072    1.40%  to  1.95%     0.00%      6.22%     to  18.22% (9)
2003         7,268    6.73  to   6.82               49,212    1.55%  to  1.95%     0.00%      2.17% (6) to   3.53% (6)
2002             -                  -                    -                  -         -                         -

Large Cap Composite Portfolio (Class 3)
2004       297,454    8.58  to   8.81            2,612,628    1.40%  to  1.95%     0.01%      4.81%     to  17.06% (9)
2003           309    7.33  to   7.46                2,299    1.55%  to  1.95%     0.04%      1.86% (6) to   3.62% (6)
2002             -                  -                    -                  -         -                         -

Large Cap Value Portfolio (Class 3)
2004       616,248   11.17  to  11.65            7,114,625    1.40%  to  1.95%     0.23%      7.16%     to  22.72% (9)
2003         5,431    9.10  to   9.22               49,751    1.55%  to  1.95%     0.01%      3.90% (6) to   5.21% (6)
2002             -                  -                    -                  -         -                         -

Mid Cap Growth Portfolio (Class 3)
2004       543,723   13.53  to  13.75 (8)        7,442,389    1.40%  to  1.95%     0.00%      5.73%     to  33.33% (9)
2003         4,200   10.14  to  10.28               43,086    1.55%  to  1.95%     0.00%      6.55% (6) to   7.99% (6)
2002             -                  -                    -                  -         -                         -

Mid Cap Value Portfolio (Class 3)
2004       398,183   15.90  to  17.25            6,773,706    1.40%  to  1.95%     0.16%      9.50%     to  30.24% (9)
2003         3,543   12.21  to  12.42               43,996    1.55%  to  1.95%     0.00%      2.81% (6) to   4.60% (6)
2002             -                  -                    -                  -         -                         -

Small Cap Portfolio (Class 3)
2004       677,642   10.19  to  10.38 (8)        7,010,238    1.40%  to  1.95%     0.00%      1.57%     to  27.38% (9)
2003         3,121    8.00  to   8.13               25,364    1.55%  to  1.95%     0.00%      4.34% (6) to   6.05% (6)
2002             -                  -                    -                  -         -                         -

International Equity Portfolio (Class 3)
2004       722,860    7.68  to   7.82            5,629,172    1.40%  to  1.95%     0.28%     11.21%     to  33.25% (9)
2003        10,162    5.76  to   5.83               59,092    1.55%  to  1.95%     0.00%     -2.09% (6) to  -0.89% (6)
2002             -                  -                    -                  -         -                         -

Diversified Fixed Income Portfolio (Class 3)
2004       845,644   11.28  to  11.68            9,739,997    1.40%  to  1.95%     1.33%     -0.73%     to  -1.08% (9)
2003       151,344   11.40  to  11.42            1,727,262    1.55%  to  1.95%     0.00%      2.14% (6) to   2.26% (6)
2002             -                  -                    -                  -         -                         -

Cash Management Portfolio (Class 3)
2004       618,067   10.52  to  10.61            6,541,352    1.40%  to  1.95%     0.52%     -0.62%     to  -1.97% (9)
2003        23,143   10.74  to  10.75              248,498    1.55%  to  1.95%     0.00%     -0.77% (6) to  -0.65% (6)
2002             -                  -                    -                  -         -                         -

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)

                                                                              For the Year Ended April 30
                            At April 30
         --------------------------------------------------
                   Unit Fair Value                              Expense Ratio   Investment           Total Return
                      Lowest to                  Net Assets        Lowest        Income               Lowest to
Year     Units     Highest ($) (7)                  ($)        to Highest (1)   Ratio (2)            Highest (3)
----     -----   -------------------             ----------   ----------------  ----------    --------------------------
Focus Growth Portfolio (Class 3)
2004  1,197,522   6.92  to   7.13 (8)             8,510,091   1.40%  to  1.95%    0.00%        3.95%      to  26.03% (9)
2003      1,179   5.49  to   5.59                     6,577   1.55%  to  1.95%    0.00%        3.00% (6)  to   4.86% (6)
2002          -                 -                         -                 -        -                            -

Focus Growth and Income Portfolio (Class 3)
2004  1,023,866   8.80  to   9.05 (8)             9,056,300   1.40%  to  1.95%    0.00%        3.49%      to  19.89% (9)
2003     10,294   7.34  to   7.47                    76,908   1.55%  to  1.95%    0.00%        5.34% (6)  to   7.20% (6)
2002          -                 -                         -                 -        -                            -

Focus Value Portfolio (Class 3)
2004    449,774  11.90  to  12.28                 5,497,137   1.40%  to  1.95%    0.00%        5.59%      to  28.97% (9)
2003      1,793   9.23       9.37                    16,771   1.55%  to  1.95%    0.04%        9.36% (6)  to  11.01% (6)
2002          -                 -                         -                 -        -                            -

Focus TechNet Portfolio (Class 3)
2004  1,038,166   4.19  to   4.29                 4,580,878   1.40%  to  1.95%    0.00%       11.26%      to  51.38% (9)
2003        127   2.77  to   2.81                       354   1.55%  to  1.95%    0.00%        4.71% (6)  to  16.36% (6)
2002          -                 -                         -                 -        -                            -

(1) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded. For additional information on charges and deductions, see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccount invests.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. In 2004, the Separate Account adopted SOP 03-5, Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies (the "SOP"). In accordance with the SOP, the total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year. Prior to 2004, the total return range of minimum and maximum values was calculated independently of the product groupings that produced the lowest and highest expense ratio.

4)    For Period from October 4, 2001 (effective date) to April 30, 2002.

5)    For Period from December 10, 2001 (effective date) to April 30, 2002.

6)    For Period from November 11, 2002 (effective date) to April 30, 2003.

7) In 2004, in accordance with the SOP, the unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions. Prior to 2004, the unit fair value range of minimum and maximum values was calculated independently of the product grouping that produced the lowest and highest expense ratio.

8) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

9) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.